April 28, 2004

Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC 20549

RE: Midland National Life Separate Account C File Number 33-64016

Commissioners:

Enclosed for filing is a copy, including exhibits of Post-Effective Amendment Number 14 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,



Tracy Michels
Assistant Vice President
Compliance

cc:  Frederick R. Bellamy
     Sutherland Asbill & Brennan LLP

                           As filed with the Securities and Exchange Commission on April 29, 2004
                                                                                                  Registration Nos. 33-64016

----------------------------------------------------------------------------------------------------------------------------

                                             SECURITIES AND EXCHANGE COMMISSION
                                                   WASHINGTON, D.C. 20549
----------------------------------------------------------------------------------------------------------------------------

                                                          FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                           |_|

                                             Pre-Effective Amendment No.                                          |X|
                                           Post-Effective Amendment No. __14__

                                                           and

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                             |_|
                                                       ACT OF 1940

                                                  Amendment No.  15                                               |X|
                                                                -----

                                          MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                          ----------------------------------------
                                                 (Exact Name of Registrant)

                                          MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                          ---------------------------------------
                                                    (Name of Depositor)

                                          One Midland Plaza, Sioux Falls, SD 57193
                                          ----------------------------------------
                                    (Address of Depositor's Principal Executive Offices)

                                     Depositor's Telephone Number, including Area Code:
                                                       (605) 335-5700

Name and Address of Agent for Service:                                    Copy to:

Stephen P. Horvat, Jr.                                                    Frederick R. Bellamy, Esq.
Senior Vice President, Secretary and General Counsel                      Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                   1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                   Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

It is proposed that this filing will become effective:
    |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |X|      On   May 1, 2004   pursuant to paragraph (b) of Rule 485
    |_|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On                       pursuant to paragraph (a) of Rule 485
                 -------------------

                                           Title of securities being registered:
                                                    Variable Annuity II
                                                      Variable Annuity
                                  Individual Flexible Premium Variable Annuity Contracts.






                         Variable Annuity II Prospectus
                                   May 1, 2004
               Flexible Premium Deferred Variable Annuity Contract
               issued by: Midland National Life Insurance Company
                through Midland National Life Separate Account C
        Phone: (877) 586-0240 (toll-free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

Variable Annuity II ("the contract") offers You benefits that may be particularly useful to You in meeting Your long-term savings and retirement needs. The contract allows You to accumulate contract value, and later apply that contract value to receive fixed or variable annuity payments.

A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available without charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. The SAI, dated May 1, 2004, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your contract value to Our General Account and up to ten investment divisions. Each division invests in a specified mutual fund portfolio. You can choose among the thirty-seven investment divisions listed on the following page. The mutual fund portfolios are part of the following series funds or trusts:

o  Alger American Fund                                   o  Lord Abbett Series Fund, Inc.
o  American Century Variable Portfolios, Inc.            o  MFS(R)Variable Insurance TrustSM
o  Fidelity's Variable Insurance Products Fund           o  PIMCO Variable Insurance Trust
   Initial  Class
o  INVESCO Variable Investment Funds, Inc.               o  Van Eck Worldwide Insurance Trust


Your contract value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

This prospectus is valid only when accompanied by the Funds' current prospectuses.

                                           SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

--------------------------------------------------------------- ------------------------------------------------------------
1.        Alger American Small Capitalization Portfolio         20.       Fidelity VIP Balanced Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
2.        Alger American Mid-Cap Growth Portfolio               21.       Fidelity VIP Growth Opportunities Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
3.        Alger American Growth Portfolio                       22.       Fidelity VIP High Income Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
4.        Alger American Leveraged AllCap Portfolio             23.       Fidelity VIP Money Market Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
5.        American Century VP Capital Appreciation Portfolio    24.       INVESCO VIF-Financial Services Fund
--------------------------------------------------------------- ------------------------------------------------------------
6.        American Century VP Value Portfolio                   25.       INVESCO VIF-Health Sciences Fund
--------------------------------------------------------------- ------------------------------------------------------------
7.        American Century VP Balanced Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
8.        American Century VP International Portfolio           26.       Lord Abbett Series Fund, Inc. Growth & Income
                                                                          Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
9.        American Century VP Income & Growth Portfolio         27.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                          Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
10.       Fidelity VIP Equity-Income Portfolio                  28.       Lord Abbett Series Fund, Inc. International
                                                                          Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
11.       Fidelity VIP Growth Portfolio                         29.       MFS(R)VIT Emerging Growth Series
--------------------------------------------------------------- ------------------------------------------------------------
12.       Fidelity VIP Overseas Portfolio                       30.       MFS(R)VIT Research Series
--------------------------------------------------------------- ------------------------------------------------------------
13.       Fidelity VIP MidCap Portfolio                         31.       MFS(R)VIT Investors Trust Series
--------------------------------------------------------------- ------------------------------------------------------------
14.       Fidelity VIP Asset Managersm Portfolio                32.       MFS(R)VIT New Discovery Series
--------------------------------------------------------------- ------------------------------------------------------------
15.       Fidelity VIP Investment Grade Bond Portfolio          33.       PIMCO VIT Total Return Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
16.       Fidelity VIP Contrafund(R)Portfolio                    34.       PIMCO VIT Low Duration Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
17.       Fidelity VIP Asset Manager: Growth Portfolio          35.       PIMCO VIT High Yield Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
18.       Fidelity VIP Index 500 Portfolio                      36.       PIMCO VIT Real Return Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
19.       Fidelity VIP Growth & Income Portfolio                37.       Van Eck Worldwide Hard Assets Fund
--------------------------------------------------------------- ------------------------------------------------------------

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.


You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                                             Table of Contents


Definitions...........................................................................................................12
SUMMARY...............................................................................................................14
      Features of Variable Annuity II.................................................................................14
      Your "Free Look" Right..........................................................................................14
            Your Contract Value.......................................................................................14
            Flexible Premium Payments.................................................................................15
            Investment Choices........................................................................................15
      Transfers.......................................................................................................17
            Withdrawals...............................................................................................17
            Risk of Increases in Fees and Charges.....................................................................18
            Effects of Market Timing..................................................................................18
      Fee Table.......................................................................................................18
            Periodic Charges Other Than Portfolio Expenses............................................................18
            Range of Annual Operating Expenses for the Portfolios1....................................................19
      Expense Examples................................................................................................19
      Financial Information...........................................................................................21
      Charges Under the Contracts.....................................................................................21
            Sales Charge..............................................................................................21
            Mortality and Expense Risk Charge.........................................................................22
            Administration and Maintenance Fee........................................................................22
            Transfer Fee..............................................................................................22
            Premium Taxes.............................................................................................22
Additional Information About Variable Annuity II......................................................................23
      Suitability of the Contracts....................................................................................23
      Death Benefit...................................................................................................23
      Other Products..................................................................................................24
      Inquiries And Correspondence....................................................................................24
      State Variations................................................................................................25
Our Separate Account C and Its Investment Division....................................................................25
      The Funds.......................................................................................................25
            Investment Policies Of The Funds' Portfolios..............................................................26
            Availability of the Portfolios............................................................................32
      Amounts In Our Separate Account.................................................................................33
      We Own The Assets of Our Separate Account.......................................................................33
      Our Right To Change How We Operate Our Separate Account.........................................................34
The General Account...................................................................................................34
DETAILED INFORMATION ABOUT THE CONTRACT...............................................................................36
      Requirements for Issuance of a Contract.........................................................................36
      Free Look.......................................................................................................36
      Tax-Free "Section 1035" Exchanges...............................................................................36
      Allocation of Net Premiums......................................................................................36
            Changing Your Premium Allocation Percentages..............................................................36
      Your Contract Value.............................................................................................36
            Transfers of Contract Value...............................................................................36
      Transfer Limitations............................................................................................36
      Withdrawals.....................................................................................................36
      Loans...........................................................................................................36
      Dollar Cost Averaging...........................................................................................36
      Portfolio Rebalancing...........................................................................................36
      Systematic Withdrawals..........................................................................................36
      Free Withdrawal Amount..........................................................................................36
      Death Benefit...................................................................................................36
            Guaranteed Minimum Death Benefit (GMDB)...................................................................36
            Payment of Death Benefits.................................................................................36
CHARGES, FEES AND DEDUCTIONS..........................................................................................36
      Sales Charges on Withdrawals....................................................................................36
      Administrative Charge...........................................................................................36
      Mortality and Expense Risk Charge...............................................................................36
      Contract Maintenance Fee........................................................................................36
      Transfer Charge.................................................................................................36
      LOAN CHARGE.....................................................................................................36
      Charges In The Funds............................................................................................36
      Premium Taxes...................................................................................................36
      Other Taxes.....................................................................................................36
FEDERAL TAX STATUS....................................................................................................36
      Introduction....................................................................................................36
      Annuity Contracts in General....................................................................................36
            Qualified and Nonqualified Contracts......................................................................36
            Diversification and Distribution Requirements.............................................................36
            Surrenders - Nonqualified Contracts.......................................................................36
            Multiple Contracts........................................................................................36
            Withholding...............................................................................................36
            Annuity Payments..........................................................................................36
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................36
            Taxation of Death Benefit Proceeds........................................................................36
            Transfers, Assignments or Exchange of Contracts...........................................................36
            Possible Tax Law Changes..................................................................................36
            Separate Account Charges..................................................................................36
      MATURITY DATE...................................................................................................36
      SELECTING AN ANNUITY OPTION.....................................................................................36
            Fixed Options.............................................................................................36
            Variable Options..........................................................................................36
      Transfers after the Maturity Date...............................................................................36
ADDITIONAL INFORMATION................................................................................................36
      Midland National Life Insurance Company.........................................................................36
      Fund Voting Rights..............................................................................................36
            How We Determine Your Voting Shares.......................................................................36
            Voting Privileges of Participants In Other Companies......................................................36
      Our Reports to Owners...........................................................................................36
      Contract Periods, Anniversaries.................................................................................36
      Dividends.......................................................................................................36
      Performance.....................................................................................................36
            CHANGE OF ADDRESS NOTIFICATION............................................................................36
            MODIFICATION TO YOUR CONTRACT.............................................................................36
      Your Beneficiary................................................................................................36
      Assigning Your Contract.........................................................................................36
      When We Pay Proceeds From This Contract.........................................................................36
       Distribution of the Contracts..................................................................................36
      Regulation......................................................................................................36
      Discount for Employees of Sammons Enterprises, Inc..............................................................36
      Legal Matters...................................................................................................36
      Financial sTATEMENTS............................................................................................36
Statement of Additional Information...................................................................................36
Condensed Financial Information.......................................................................................36

                                   DEFINITIONS


For Your convenience, below is a glossary of the special terms We use in this prospectus.


Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Annuitant means the person, designated by the owner, upon whose life annuity payments are intended to be based on the maturity date.


Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.


Attained Age means the issue age plus the number of complete Contract Years since the Contract Date.


Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the annuitant.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).


Cash Surrender Value means the contract value on the date of surrender minus the contract maintenance charge and any contingent deferred sales charge.

Contract Anniversary means the same month and day of the contract date in each year following the contract date.

Contract Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.

Contract Month means a month that starts on the same date as the contract date in each month.


Contract Value means the sum of amounts You have in Our General Account and in the investment divisions of Our Separate Account C under Your inforce contract.


Contract Year means a year that starts on the Contract Date or on each anniversary thereafter.


Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner or annuitant if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the annuitant and an election of how the death benefit is to be paid, and any other required documents or forms.


Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments and inquiries.


Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account C on the contract date or as later changed by Us.


In Force means the annuitant's life remains insured under the terms of the contract.

Investment Division means a division of Separate Account C, which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the birthday nearest to the contract date.


Maturity Date means the date, specified in the contract on which income payments will begin. The maturity date cannot be earlier than the 10th contract anniversary.


Net Premium means Your premium payment minus any premium tax charge.

Owner means the person who purchases an Individual Variable Annuity Contract and makes the premium payments. The owner has the all rights in the contract before the maturity date, including the rights to make withdrawals or surrender the contract, to designate and change the beneficiaries who will receive the proceeds at the annuitant's death before the maturity date, to transfer funds among the investment divisions, and to designate a mode of settlement for the annuitant on the maturity date.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee.


Principal Office means where You contact Us to pay premiums or take other actions, such as transfers between investment divisions. The address is:


                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                              Phone: (877) 586-0240
                               Fax: (866) 270-9565

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.


Separate Account means Our Separate Account C, which receives and invests Your premiums under the contract.


Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY


In this prospectus "We", "Our"," Us", "Midland National" and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes the contract is inforce.


Features of Variable Annuity II

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for retirement plans that qualify for the special federal tax advantages available under the Internal Revenue Code (qualified contracts) and for retirement plans which do not qualify for those tax advantages (nonqualified contracts).


This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.


Your "Free Look" Right

You have a right to examine the contract and return it to Us for any reason. Your request must be postmarked no later than 10 days after You receive Your contract. During the "free look" period Your premium will be allocated to the Fidelity VIP Money Market Investment Division. See "Free Look" on page 36 for more details.)



Your Contract Value Your contract value depends on:

o The amount and frequency of premium payments,
o The selected portfolio's investment experience,
o Interest earned on amounts allocated to the General Account,
o Withdrawals, and
o Charges and deductions.


You bear the investment risk under the contract (except for amounts in the General Account). There is no minimum guaranteed cash value with respect to any amounts allocated to the Separate Account. (See "Your Contract Value" on page
36).


Flexible Premium Payments
You may pay premiums whenever You want in whatever amount You want, within certain limits. We require an initial minimum payment of at least $2,000; other premium payments must be at least $50. (Currently, We waive the initial minimum premium requirement for certain qualified contracts enrolled in a bank draft investment program or payroll deduction plan.)


You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.


Investment Choices

You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account or to Our General Account, which pays interest at a declared rate, or to a combination of these options. For limitations on premium allocations to the General Account, see "The General Account" on page 34.

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 25).

Each portfolio pays a different investment management or advisory fee and different operating expenses. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 26.

Transfers
You may transfer Your contract value among the investment divisions and between the General Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners). The amount that You can transfer into the General Account is limited. See "The General Account" on page 34. After the maturity date, You can only make one transfer per contract year and only among the investment divisions.

We require minimum amounts, usually $200, for each transfer. Transfers are not permitted before the end of the "free look" period or after fixed annuity payments begin.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $25 administrative charge after for each transfer after the 15th transfer in a contract year.

Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. See definition of "Business Day" on page 12. For limitations on transfers to and from the General Account, see "The General Account" on page 34. For restrictions on transfers due to market timing, see "Transfer Limitations" on page 36.


Withdrawals

You may generally withdraw all or part of Your cash surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 36.) (Your retirement plan may restrict withdrawals.)

We may impose a contingent deferred sales charge on any withdrawal (including withdrawals to begin annuity payments), and upon full withdrawal. We may also deduct a contract maintenance charge. The amount You request plus any contingent deferred sales charge will be deducted from Your contract value. Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of funds to effect a life annuity. You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 1/2. Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income. (See "Sales Charges on Withdrawals" on page 36, "FEDERAL TAX STATUS" on page 36, and "SELECTING AN ANNUITY OPTION" on page 36.) Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Risk of Increases in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage."); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


Fee Table

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses                Charge

Sales Load Imposed on Premiums                     None
Maximum Surrender Charge (as a percentage          8.00%
of premiums withdrawn)
Transfer Fee                                       $0-$25 1
Maximum TSA Net Loan Interest Rate*                 2%
(of amount in loan account)
* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the General Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You will pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                                         Charge
Annual Maintenance Fee2                                                    $35
Separate Account Annual Expenses
(as a percentage of average contract value)
Mortality and Expense Risk Charge                                         1.25%
Administration Fees                                                       0.15%
Total Separate Account Expenses                                           1.40%

1 There is currently no charge for transfers. We reserve the right to impose a $25 charge for each transfer in excess of fifteen (15) in one contract year

2 The annual maintenance fee is deducted proportionally from the contract value at the time of the charge. The annual maintenance fee is deducted only when the contract value is less than $50,000 in the Separate Account. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on contracts that have a contract value of less than $50,000 in the Separate Account. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.27% (current and guaranteed ) based on the estimated average accumulation value of $13,200 as of 12/31/2003.

Range of Annual Operating Expenses for the Portfolios1
The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses         Lowest       Highest
(expenses that are deducted from portfolio company
assets, including management fees, distribution,
and/or service (12b-1) fees and other expenses)            0.29%        3.42%

1 The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2003. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts" on page 36.


Expense Examples


The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses for the year ended December 31, 2003.


Both examples assume that You invest $10,000 in the contract for the time periods indicated.


The examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be (without voluntary waivers of fees or expenses):

Example 1: Highest portfolio expenses.


If You surrender Your contract at the end of the applicable time period:
                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $1,229        $2,155        $3,080        $5,068

                  ------------- ------------- ------------- -------------

(2) If You annuitize at the end of the applicable time period:
                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $1,229        $1,525        $2,540        $5,068

                  ------------- ------------- ------------- -------------

(3) If You do NOT surrender Your contract:
                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $509          $1,525        $2,540        $5,068

                  ------------- ------------- ------------- -------------

Example 2: Lowest portfolio expenses.

1) If You surrender Your contract at the end of the applicable time period:
                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $919          $1,246        $1,598        $2,286

                  ------------- ------------- ------------- -------------

(2) If You annuitize at the end of the applicable time period:
                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $919          $616          $1,058        $2,286

                  ------------- ------------- ------------- -------------

(3) If You do NOT surrender Your contract:
                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $199          $616          $1,058        $2,286

                  ------------- ------------- ------------- -------------


The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Condensed financial information for the Separate Account is located on page 36.


Charges Under the Contracts

Sales Charge

Sales expenses are not deducted from premium payments. However, a contingent deferred sales charge may be assessed against contract values when they are withdrawn, including withdrawals to effect an annuity and systematic withdrawals. (See "Sales Charges on Withdrawals" on page 36.)


The length of time between the receipt of each premium payment and the withdrawal determines the contingent deferred sales charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all withdrawals will be made first from premium payments and then from other contract values. The charge is a percentage of the premiums withdrawn and is as follows:

                Length of Time                   Contingent
             From Premium Payment              Deferred Sales
              (Number of Years)                    Charge
              -----------------                    ------
                     0-1                             8%
                     1-2                             8%
                     2-3                             7%
                     3-4                             7%
                     4-5                             6%
                     5-6                             5%
                     6-7                             4%
                     7-8                             2%
                  8 or more                          0%

At the time of a withdrawal, if Your contract value is less than Your premium, the contingent deferred sales charge will be assessed based on the full remaining premium. No contingent deferred sales charge will be assessed upon:

          (a) payment of death proceeds under the contract, or
          (b) exercise of the free withdrawal privilege.

In addition, We will not assess a contingent deferred sales charge on either a full or partial withdrawal (subject to approval or the state insurance authorities) after the first contract anniversary if:

          (a) Our Principal Office receives written proof that the owner is confined in a state licensed in-patient nursing facility for a total of 90 days, provided We receive Your withdrawal request before or within 90 days after discharge from such facilities; or

          (b) A licensed physician provides a written statement to Us that the owner is expected to die within the next 12 months due to a non-correctable medical condition. The licensed physician cannot be the owner or part of the owner's immediate family. We reserve the right to have a physician of Our choice examine the owner.


Other conditions may apply to these waivers. Please refer to Your contract for details. Withdrawals may have tax consequences. (See "Withdrawals" on page 36 and "FEDERAL TAX STATUS" on page 36.)


Mortality and Expense Risk Charge

We deduct a 1.25% per annum charge against all contract values held in Separate Account for assuming the mortality and expense risks under the contract. (See "Mortality and Expense Risk Charge" on page 36.)


Administration and Maintenance Fee

We currently deduct an administration charge of 0.15% per annum from all contract values held in the Separate Account. In addition, a maintenance charge of $35 is deducted annually from each contract. Currently, We waive the $35 annual maintenance charge for contracts with a value of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 36.)


Transfer Fee
There may be a $25 charge for each transfer in excess of 15 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from all premium payments. (See "Premium Taxes" on page 36).

                ADDITIONAL INFORMATION ABOUT VARIABLE ANNUITY II

Suitability of the Contracts


Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment. In addition, the contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.

Death Benefit

The Variable Annuity II pays a death benefit when the owner or annuitant dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the contract value less any outstanding loan and loan interest at the time We receive due Proof of Death, an election of how the Death Benefit is to be paid and any other documents or forms required, (b) net premiums paid less withdrawals, or (c) the guaranteed minimum death benefit.

If the annuitant or owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the death. Other rules relating to distributions at death apply to qualified contracts.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.


Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                       Phone #:(877) 586-0240 (toll-free)
                        Fax #: (866) 270-9565 (toll-free)

You currently may send correspondence and transaction requests to Us by facsimile or telephone at the numbers listed above. Any requests for partial withdrawals, transfers, and surrenders sent to another number may not be considered received at Our Principal Office. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.


The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the Insured, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Principal Office. You bear those risks.


Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.


State Variations


Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.



               OUR SEPARATE ACCOUNT C AND ITS INVESTMENT DIVISION

The "Separate Account" is Our Separate Account C, established under the insurance laws of the State of South Dakota in March, 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment policies. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Funds. You may allocate part or all of Your premiums to any 10 of the 37 investment divisions of Our Separate Account at any one time.

The Funds

Each of the 37 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

   (a) Alger American Fund,
   (b) American Century Variable Portfolios, Inc.,
   (c) Fidelity's Variable Insurance Products Fund,
   (d) INVESCO Variable Investment Funds, Inc.
   (e) Lord Abbett Series Fund, Inc.,
   (f) MFS(R)Variable Insurance TrustSM,
   (g) PIMCO Variable Insurance Trust, and
   (h) Van Eck Worldwide Insurance Trust.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the Funds' Statements of Additional Information. You should read the Funds' prospectuses carefully before allocating or transferring money to any portfolio.


We may from time to time receive revenue from the Funds and/or their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investments in the Funds. Currently these revenues range from 0.15% to 0.35% of Midland National's investment in the Funds.


Investment Policies Of The Funds' Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:

--------------------------------------------------------- ---------------------------------------------------------------------

Portfolio                                                 Investment Objective


--------------------------------------------------------- ---------------------------------------------------------------------

Alger American Fund

--------------------------------------------------------- ---------------------------------------------------------------------

Alger American Growth Portfolio                           Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.  The portfolio considers a large company to have a market capitalization of $1 billion or greater.

--------------------------------------------------------- ---------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                 Seeks long-term capital appreciation.  Under normal
                                                          circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth
                                                          potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

--------------------------------------------------------- ---------------------------------------------------------------------

Alger American MidCap Growth Portfolio                    Seeks long-term capital appreciation.  It focuses on midsize companies with promising growth potential.  Under normal
                                                          circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

--------------------------------------------------------- ---------------------------------------------------------------------

Alger American Small Capitalization Portfolio             Seeks long-term capital appreciation.  It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the
                                                          Russell 2000 Growth Index or the S&P SmallCap 600 Index.

-------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Balanced Portfolio                    Seeks capital growth and current income. Invests approximately 60 percent of its assets in common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio        Seeks capital growth by investing primarily in common stocks that management considers to have better-than-average prospects for appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Income & Growth Portfolio             Seeks capital growth with income as a secondary objective.  The
                                                          Portfolio will seek to achieve its investment objective by investing in common stocks.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP International Portfolio               Seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Value Portfolio                       Seeks long-term capital growth with income as a secondary objective.
                                                          Invests primarily in equity securities of well-established companies that management believes to be under-valued.

-------------------------------------------------------------------------------------------------------------------------------

Fidelity's Variable Insurance Products Funds Initial Class

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Asset Manager Portfolio                               Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Asset Manager: Growth Portfolio                       Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Balanced Portfolio                                    Seeks both income and growth of capital. When the investment manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed-income senior securities.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Contrafund(R) Portfolio                               Seeks to achieve capital appreciation over the long term by investing in common stocks and securities of companies whose value the manager believes is not fully recognized by the public.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Equity-Income Portfolio                               Seeks reasonable income by investing primarily in
                                                          income-producing equity securities.  In choosing these securities, the investment manager will consider the potential for capital appreciation.  The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the
                                                          Standard & Poor's Composite Index of 500 stocks.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth & Income Portfolio                             Seeks high total return, combining current income and capital appreciation. Invests mainly in stocks that pay current dividends and show potential for capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth Opportunities Portfolio                        Seeks capital growth by investing primarily in common stocks. Although the fund invests primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be
                                                          lower-quality debt securities.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth Portfolio                                      Seeks capital appreciation by investing in common stocks. The advisor invests the fund's assets in companies the advisor believes have above-average growth potential.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP High Income Portfolio                                 Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital. Policy owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Index 500 Portfolio                                   Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard &
                                                          Poor's Composite Index of 500 Stocks.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Investment Grade Bond Portfolio                       Seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Mid Capital Portfolio                                 Seeks long-term growth of capital.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Money Market Portfolio*                               Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S.
                                                          dollar-denominated money market securities.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Overseas Portfolio                                    Seeks long-term growth of capital, primarily through investments in foreign securities.

-------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds Inc.

--------------------------------------------------------- ---------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                       Seeks capital growth. The fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies involved in the financial services sector.

--------------------------------------------------------- ---------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                          Seeks capital growth. The fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care.

-------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.

--------------------------------------------------------- ---------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio                   Seeks long-term growth of capital and income without excessive fluctuation in market value.

--------------------------------------------------------- ---------------------------------------------------------------------

Lord Abbett International Portfolio                       Seeks long-term capital appreciation.  Invests primarily in equity securities on non-U.S. issuers.

--------------------------------------------------------- ---------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                       Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.

-------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trusts

--------------------------------------------------------- ---------------------------------------------------------------------

MFS VIT Emerging Growth Series                            Seeks to provide long-term growth of capital.

--------------------------------------------------------- ---------------------------------------------------------------------

MFS Investors Trust Series                                Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

--------------------------------------------------------- ---------------------------------------------------------------------

MFS VIT New Discovery Series                              Seeks capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

MFS VIT Research Series                                    Seeks to provide long-term growth of capital and future income.

--------------------------------------------------------- ---------------------------------------------------------------------

PIMCO Variable Insurance Trust

--------------------------------------------------------- ---------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                            Seeks maximum total return, consistent with preservation of capital and prudent investment management.  Invests at least 80%
                                                          of its assets in a diversified portfolio of high yield securities
                                                          ("junk bonds") rated below investment grade but rated at least B by
                                                          Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.  Effective June 1, 2004, the High Yield
                                                          Portfolio's quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings.  Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or
                                                          S&P, or, if unrated, determined by PIMCO to be of comparable quality.

--------------------------------------------------------- ---------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                          Seeks maximum total return consistent with preservation of capital and prudent investment management.

--------------------------------------------------------- ---------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                           Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

--------------------------------------------------------- ---------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                          Seeks maximum total return, consistent with preservation of capital and prudent investment management.

-------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust

--------------------------------------------------------- ---------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                        Seeks long-term capital appreciation by investing primarily in
                                                          "hard asset securities."  Income is a secondary consideration.
                                                          Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.

--------------------------------------------------------- ---------------------------------------------------------------------


*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP portfolios. Fidelity Management & Research Company manages the VIP portfolios. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust Van Eck Global manages the Van Eck Global Worldwide Insurance Trust.

The funds may make a material change in their investment policies. In that case, We will send You notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $25 administration fee will be assessed (see "Transfers of Contract Value" on page
36).

The Funds sell their shares to Separate Accounts of various insurance companies to support both the variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the Funds for mixed and shared funding. The Funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.


The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds' portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.


Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your contract value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day.

The accumulation unit value for each investment division is initially set at $10.00.

Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account at an effective annual rate of 1.40%. Additional information on the accumulation unit values is contained in the Statement of Additional Information.


We Own The Assets of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate Separate Account C. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

        o add investment divisions to, or remove investment divisions from Our Separate Account;

        o       combine two or more divisions within Our Separate Account;

        o withdraw assets relating to Our variable annuities from one investment division and put them into another;

        o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C's purposes. However, if required, We would first seek approval from the SEC and the insurance regulator where the contract is delivered;

        o end the registration of Our Separate Account under the Investment Company Act of 1940;

        o operate Our Separate Account under the direction of a committee or discharge such committee at any time (the committee may be composed entirely of "interested persons" of Midland National under the Investment Company Act of 1940);

        o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

        o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.


                               THE GENERAL ACCOUNT

You may allocate some or all of Your contract value to the General Account, subject to certain limitations described below. The General Account pays interest at a declared rate. We guarantee the principal after charges and deductions. The General Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the General Account. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the General Account.

You may accumulate amounts in the General Account by:

   o allocating net premiums,
   o transferring amounts from the investment divisions, or
   o earning interest on amounts You already have in the General Account.

Transfers, withdrawals and allocated deductions reduce this amount. $250,000 is the maximum amount that, over the contract's life, You can allocate to the General Account through allocating net premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the General Account. The annual interest rate has a minimum guarantee of 3.0%. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the General Account, regardless of the investment performance of any part or all of Our General Account assets.

You assume the risk that interest credited may not exceed 3.0%. Currently, We intend to guarantee the interest rate for one-year periods, starting at the beginning of each calendar year. Interest is compounded daily at an effective annual rate that equals the annual rate We declare. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the General Account, regardless of the investment performance of any part or all of Our General Account assets.

You may transfer amounts between the General Account and any investment divisions (subject to "Transfer Limitations" below). However, only 2 transfers are allowed out of the General Account per contract year. The total amount transferred out of the General Account in any contract year is limited to the larger of:

        (a) 25% of the unloaned amount in the General Account at the beginning of the contract year, or

        (b)     $25,000 (We reserve the right to lower this to $1,000).

These limits do not apply to transfers made in a Dollar Cost Averaging program that occurs over a period of 12 or more months.

The General Account may not be available in all states. Your state of issue will determine if the General Account is available on Your contract. Please check Your contract form to see if the General Account is available on Your contract.



                     DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract


To buy a contract, You must send Us an application form and an initial premium payment of at least $2,000. If You enroll in a bank draft investment program or payroll deduction plan for a qualified contract and the monthly premium You pay is at least $100, then the initial premium amount can be lower. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50, may then be made by check or money order payable to Midland National and mailed to the Principal Office.


If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.


Your initial net premium payment (premium payments minus any state premium taxes) will be allocated to the Fidelity VIP Money Market Investment Division as of the business day We receive it or accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and contract value. To obtain more information about these other contracts, contact Our Principal Office.

Free Look

You have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return the greater of:

        1.      the premium paid, or

        2. the contract value plus the sum of all charges deducted from the contract value.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements.


Tax-Free "Section 1035" Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefit may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).


Allocation of Net Premiums

We allocate Your entire contract value to the Fidelity VIP Money Market Investment Division during the "Free Look" period. You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your contract value at the end of the Free Look period (which is administratively assumed to be 15 days after the contract date for reallocation purposes). Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. Transfer requests received during the free look period will be processed as of the date of reallocation. You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time. In certain states, allocations to and transfers from the General Account are not permitted.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will effect transactions as of the business day We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the General Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 36).

Your Contract Value

Your contract value is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan). Your contract value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, and any charges assessed in connection with the contract. There is no guaranteed minimum contract value. Transaction and sales charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the General Account. Your contract value in the General Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, surrenders, and transfers) on Your contract value in the General Account. There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your contract value to go up or down.


Transfers of Contract Value

You generally may transfer amounts among the investment divisions and between the General Account and any investment division prior to maturity date. Write to Our Principal Office to make a transfer of contract value. Currently, You may make an unlimited number of transfers of contract value in each contract year (subject to "Transfer Limitations" below). But, We reserve the right to assess a $25 charge for each transfer after the 15th transfer in a contract year.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the new York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For information regarding telephone or facsimile requests, see "Inquiries" on page 24. For limitations on transfers to and from the General Account, see "The General Account" on page 34.


After the maturity date, You can only make one transfer per contract year and only among the investment divisions.


We also reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a two to five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS New Discovery Series to FI Money Market, followed by a transfer from Money Market back to New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition, Our own Market Timing Procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or Registered Representative.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions or purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the Dollar Cost Averaging program, Enhanced Dollar Cost Averaging program, and Portfolio Rebalancing program in these limitations. We may vary Our Market Timing Procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for some or all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original `wet' contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer, but We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

To the extent permitted by applicable law, We reserve the right to defer the transfer privilege at any time that We are unable to purchase or redeem shares of any of the portfolios available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

Withdrawals

You may withdraw all or part of Your cash surrender value by sending Us a written request at Our Principal Office. The cash surrender value is the contract value minus the contract maintenance charge and any applicable contingent deferred sales charges. (Withdrawals may be restricted by a retirement arrangement under which You are covered.) Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more (except for systematic withdrawals described above) and cannot reduce Your contract value to less than $1,000. If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid. In addition, upon full withdrawal a contract maintenance charge may also be subtracted.

Completed surrender requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly completed withdrawal request in good order. We may defer payment for a longer period when:

        o trading on the New York Stock Exchange is restricted as defined by the SEC;

        o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

        o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

        o for such other periods as the SEC may by order permit for the protection of owners.

We expect to pay the surrender amount from the General Account promptly, but We have the right to delay payment for up to six months. See "When We Pay Proceeds From This Contract" on page 36.

Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account. This allocation is subject to minimum amount requirements. The contingent deferred sales charge will be determined without reference to the source of the withdrawal. The charge will be based on the length of time between premium payments and withdrawals. (See "CHARGES, FEES AND DEDUCTIONS" on page 36.)

A withdrawal will generally have Federal income tax consequences that can include income tax penalties and tax withholding. You should consult Your tax advisor before making a withdrawal. (See "FEDERAL TAX STATUS" on page 36.)

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the
Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal.

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 1/2 except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted. (See "FEDERAL TAX STATUS" on page 36.)

Loans

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code. After the first contract anniversary and prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan. Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

        1.      $50,000 reduced by the excess (if any) of:
                (i) the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over
                (ii) the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or

        2.      the greater of:
                (i) one half of the present value of the nonforfeitable cash surrender value of this contract; or
                (ii)    $10,000.

The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at the General Account minimum interest rate of 3% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to Your total contract value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the General Account.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).

A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% per year while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% per year, then the contract value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2% per year.


Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.


You can elect the DCA program at any time. Only one active DCA program is allowed at a time. You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account. DCA is only available if the amount in the DCA account is at least $2,400 at the time DCA is to begin. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election must specify:


        (a)     the DCA source account from which transfers will be made,

        (b) that any money received with the form is to be placed into the DCA source account,

        (c) the total monthly amount to be transferred to the other investment divisions, and

        (d) how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the first contract month, which occurs at least 30 days after the day the request is received.


If a DCA program is elected after issue and the source account is the General Account, the minimum number of months for the program is 12 months.


DCA will last until total monies for DCA are exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.


You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's notice.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of contract fund. While We currently do not charge for transfers, We do reserve the right to charge for each transfer after the 15th one in any contract year.


Portfolio Rebalancing


The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to reset the percentage of contract value allocated to each investment division to a pre-set level. (For example, an owner may specify 30% in the Fidelity VIP Growth Investment Division, 40% in the Fidelity VIP High Income Investment Division and 30% in the Fidelity VIP Overseas Investment Division.) Portfolio Rebalancing does not apply to loaned monies in the General Account. If You elect this option, then each contract anniversary We will transfer the amounts needed to "rebalance" the contract value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.


Even with the Portfolio Rebalancing option, the contract value may only be allocated to up to 10 investment divisions at any one time. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.


Transfers out of the General Account which occur due to the Portfolio Rebalancing option are still subject to the limits of transfers out of the General Account discussed in "The General Account" section on page 34.


Systematic Withdrawals


The Systematic Withdrawal feature allows You to have a portion of the contract value withdrawn automatically. Under this feature, You may elect to receive preauthorized scheduled partial withdrawals. These payments can be made only while the annuitant is living, before the maturity date, and after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

Each systematic withdrawal is made at the end of the scheduled business day. If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. You should designate the investment(s) from which the withdrawals should be made. Otherwise, the deduction caused by the systematic withdrawal will be allocated proportionately to Your contract value in the investment divisions and the General Account.


You can stop or modify the systematic withdrawals by sending Us a written request, with at least 30 days notice. A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. Systematic withdrawals over a fixed period or over the annuitant's life expectancy generally cannot be changed unless otherwise permitted by law.


Each systematic withdrawal must be at least $100. We reserve the right to change the required minimum systematic withdrawal amount. Upon payment, We reduce the contract value by an amount equal to the payment proceeds plus any applicable contingent deferred sales charge. (See "Sales Charges on Withdrawals" on page 36.) The contingent deferred sales charge applies to systematic withdrawals in the same manner as it applies to other withdrawals with the exception that the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn.


However, systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete withdrawal. In no event will the payment of a systematic withdrawal exceed the cash surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.


To the extent, if any, that there are earnings in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59-1/2. (See "Annuity Contracts in General" on page 36.) Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Free Withdrawal Amount

Generally, You may withdraw 10% of the total net (premiums after deduction for premium tax) premiums paid without incurring a contingent deferred sales charge. The value of 10% of the total premiums paid is determined on the date of the requested withdrawal. The full 10% is available only if no other withdrawals have been taken in the prior 12-month period. Any withdrawal taken within the last 12 months will reduce the amount that can be taken without incurring a contingent deferred sales charge. No more than 10% of premiums paid will be available in any 12-month period without incurring a contingent deferred sales charge. The free withdrawal amount is not subject to the $500 minimum withdrawal amount. However, it must be at least $100.


Death Benefit


If the annuitant or the owner dies before the maturity date while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required.

If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the contract value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all required forms and documentation are received within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.


If the annuitant or owner dies on or after the maturity date, then any remaining amounts, other than the amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and the annuitant, the owner is presumed to have died first.

If the annuitant or owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants and beneficiaries, and consult Your agent if You have questions.


The death benefit paid will be the greatest of:

        (a) The current contract value. For this purpose, the current contract value is the value on the business day We receive at Our Principal Office the latest of:

                1.      Due proof of death and

                2. An election form of how the death proceeds are to be paid and any other documentation or forms required (or 90 days after We receive due proof of death, if all required forms and documentation are not received), or


        (b) 100% of the total net premium payments made to Your contract, reduced by any prior withdrawals, (including any contingent deferred sales charge) or

        (c)     The guaranteed minimum death benefit as defined below.


If the annuitant or owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Guaranteed Minimum Death Benefit (GMDB)
In general, the guaranteed minimum death benefit is the highest contract value on any contract anniversary prior to death and prior to the annuitant's age 81, adjusted for any withdrawals (see the following example for how withdrawals impact the guaranteed minimum death benefit). The guaranteed minimum death benefit is zero upon issuance of the contract. The guaranteed minimum death benefit is recalculated on the first contract anniversary and every year thereafter, until the contract anniversary immediately preceding the earlier of the annuitant's date of death or the annuitant's 81st birthday. The purpose of the recalculation is to give You the benefit of any positive investment experience under Your contract. Your contract's investment experience can cause the guaranteed minimum death benefit to increase on the recalculation date, but cannot cause it to decrease. The guaranteed minimum death benefit on a recalculation date is the larger of:

        a) the guaranteed minimum death benefit that applied to Your contract immediately prior to the recalculation date, or

        b)      the contract value on the recalculation date.

The new guaranteed minimum death benefit applies to Your contract until the next contract anniversary, or until You make a premium payment or withdrawal. Any subsequent premium payments will immediately increase Your guaranteed minimum death benefit by the amount of the net premium payment. Any partial withdrawal will immediately decrease Your guaranteed minimum death benefit by the percentage of the contract value being withdrawn. (The decrease in GMDB could be more or less than the dollar amount withdrawn.)

Example: Assume that a contract is issued with a $10,000 premium on 5/1/2000 to an owner at attained age 55. No further premiums are made and no withdrawals are made during the first year. Assume that on the contract anniversary on 5/1/2001 the contract value is $12,000. The guaranteed death benefit is reset on 5/1/2001 to $12,000.

Assume that the contract value increases to $15,000 on 5/1/2002 and decreases to $13,000 on 5/1/2003. The guaranteed death benefit on 5/1/2003 is $15,000.

Assume that by 7/1/2003, the contract value increases to $14,000 and You request a partial withdrawal of $2,800 or 20% of Your contract value on that date. The guaranteed minimum death benefit immediately follow the partial withdrawal is $12,000=[$15,000-.20($15,000)]. (In this example, the contingent deferred sales charge would be taken out of the $2,800 withdrawn.)

Assume that on 9/1/2003 the contract value decreases to $8,000. The guaranteed minimum death benefit remains at $12,000 and the death proceeds payable on 9/1/2003 are $12,000.

Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.


                          CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals


We may deduct a contingent deferred sales charge from any full or partial withdrawal of premiums (including a withdrawal to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the contingent deferred sales charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any. There is no sales charge on the investment income withdrawn.


The length of time between each premium payment and withdrawal determines the amount of the contingent deferred sales charge. Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the gross (premiums before deduction for premium tax) premiums withdrawn and equals:

            Length of Time from Premium Payment     Contingent Deferred
                     (number of years)                 Sales Charge
                     -----------------                 ------------
                             1                              8%
                             2                              8%
                             3                              7%
                             4                              7%
                             5                              6%
                             6                              5%
                             7                              4%
                             8                              2%
                             9+                             0%


Example: Assume that a contract is issued with a $10,000 premium (for which no premium tax is applicable) on 5/1/2000 to an owner at an attained age of 55. No further premiums are made and no withdrawals are made until 9/1/2001. Assume that on 9/1/2001, You request a full surrender and the value of Your contract is $12,000. The contingent deferred sales charge of $720.00 would be determined as shown below:

10% of the $10,000 of premium is allowed to be withdrawn free of the contingent deferred sales charge. Since it has been between 1 and 2 years from the time of the $10,000 premium contribution, the contingent deferred sales charge percentage would be 8%.


       8% of $9,000 ($10,000 less $1,000 withdrawn free of charge) = $720.00.

If the value of Your contract had been $8,000 on 9/1/2001 and You requested a full surrender, the contingent deferred sales would still be $720.00 as the charge is based on the amount of the premiums and not on the value of the contract.

We will waive the contingent deferred sales charge on either a full or partial surrender after the first contract anniversary if:

        (1) written proof is given to Us at Our Principal Office that the owner is confined in a state licensed inpatient nursing facility for a total of 90 days, provided We receive Your withdrawal request within 90 days after discharge from such facilities; or

        (2) a licensed physician provides an acceptable written statement to Us that the owner is expected to die with the next 12 months due to a non-correctable medical condition. The licensed physician cannot be the owner or part of the owner's immediate family.

These waivers are subject to certain conditions as detailed in the contract and to approval of state insurance authorities.


If You make a full surrender after the contract has been inforce for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.


Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.

Administrative Charge


We deduct a daily charge for Our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest. If You have selected a variable annuity option, We will continue to assess this charge after the maturity date. The investment divisions' accumulation unit values and annuity unit values reflect this charge. We cannot increase this charge.


Mortality and Expense Risk Charge


We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.25% of the value of the assets in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest. If You have selected a variable annuity option, We will continue to assess this charge after the maturity date. The investment divisions' accumulation unit values and annuity unit values reflect this charge. We cannot increase this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses.


Contract Maintenance Fee

We deduct an annual maintenance charge of $35 on each contract anniversary on or before the maturity date. We waive this charge if Your contract value is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. We deduct this charge from each investment division and the General Account in the same proportion as the value of Your interest in each has to the total contract value. If the contract is surrendered during a contract year and the contract value is less than $50,000, then We will deduct the full contract maintenance charge for the current contract year at that time.

We may reduce the annual maintenance charge for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.


Transfer Charge

Currently, We do not charge You for making transfers of contract value among investment divisions. We reserve the right to assess a $25 charge for each transfer after the 15th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge to the investment from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions then a $12.50 transfer charge will be allocated to each of the investment divisions.

Loan Interest

Loan interest is charged in arrears on the outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each policy quarter and will bear interest at the same rate of the loan. We charge an annual interest rate of 5.0%.

After offsetting the 3.0% annual interest rate We guarantee We will credit to the portion of Our General Account securing the loan, the maximum guaranteed net cost of loans is 2.0% annually.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. See the funds' prospectuses for more information.


Premium Taxes


Midland National will deduct from all premium payments a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.


Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

If such a charge is made, it would be set aside as a provision for taxes, which We would keep in the effected Investment Division rather than in Our General Account.

                               FEDERAL TAX STATUS

Introduction


NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Nonqualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the Statement of Additional Information.

        o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

        o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

        o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

                1. elective contributions made in years beginning after December 31, 1988;

                2.      earning on those contributions; and

                3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

                Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

        o Under Code section 401(a), corporate employers and self-employed individuals can establish various types of retire plans.

        o Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the premium payments or the contract value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding.

Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to certain nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Loans

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity or other qualified retirement plan, Your contract is referred to as a nonqualified contract.

If You make a surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The bonus credit will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

        o       paid on or after the taxpayer reaches age 59 1/2;

        o       paid after an owner dies;

        o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

        o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

        o       paid under an immediate maturity; or

        o       which come from premium payments made prior to August 14, 1982.

Multiple Contracts
All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions from qualified and nonqualified contracts generally are subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

        o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

        o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuity maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the contract because of the death of an owner or an annuitant. Generally, such amounts should be includable in the income of the recipient:

        o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

        o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.


MATURITY DATE


The maturity date is the date on which income payments will begin under the annuity option You have selected. The maturity date is generally the contract anniversary nearest the annuitant's attained age 90 (unless restricted by the laws of the state in which this contract is delivered). You may elect a different maturity date in the application or by sending a written request to Us at least 31 days before the requested new maturity date. The requested maturity date must be a contract anniversary. The requested maturity date cannot be later than the annuitant's attained age 90 and cannot be earlier than the 10th contract anniversary. However, if You make a full surrender after the contract has been inforce for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge. For qualified contracts the requested maturity date cannot be earlier than the annuitant attained age 59-1/2.


If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

        1. take the surrender value (in some states, the contract value) in one lump sum, or

        2. convert the contract value into an annuity payable to the annuitant under one of the payment options described below.

SELECTING AN ANNUITY OPTION


You may apply the contract value to effect an annuity. Unless You choose otherwise, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed payout and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.


Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payment may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.


Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes:

        o       rules on the minimum amount We will pay under an option;

        o minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

        o the naming of people who are entitled to receive payment and their successors; and

        o       the ways of proving age and survival.


You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office.

Fixed Options
Payments under the fixed options are not affected by the investment experience of any investment division. The value as of the maturity date will be applied to the fixed option selected. Thereafter, interest or payments are fixed according to the options chosen. The following fixed options are available:


        1. Proceeds Left At Interest: The proceeds will stay on deposit with Us for a period that We agree upon. You will receive interest on the proceeds at a declared interest rate.

        2. Installment Options: There are two ways that We pay installments:

                (a) Payment for a Specified Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.
                (b) Payment of a Specified Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

        3. Payment of a Life Income: We will pay the proceeds as a monthly income for life. You may choose from 1 of 3 ways to receive the income. We will guarantee payments for:

                (a)  at least 10 years (called "10 Years Certain and Life");
                (b)  at least 20 years (called "20 Years Certain and Life");
                     or
                (c) payment only for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

        4. Other: You may ask to apply the proceeds under any option that We make available at the time the benefit is paid.


We guarantee interest under the fixed options at a rate of 2.75% a year. We may also credit interest under the fixed deposit options at a rate that is above the 2.75% guaranteed rate (this is at Our complete discretion).

Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.


The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be set at $10 on the first day there are contract transactions in Our Separate Account Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the daily asset charge We make at an effective annual rate of 1.40%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.


Additional information on the variable annuity payments is contained in the Statement of Additional Information that can be obtained for free by contacting Us at Our Principal Office.


The following variable options are available:


        1. Payment of a Life Income: We will pay the proceeds as a monthly income for life. You may choose from 1 of 3 ways to receive the income. We will guarantee payments for:

                (a)     at least 10 years (called "10 Years Certain and Life");

                (b)     at least 20 years (called "20 Years Certain and Life");
                        or

                (c) payment only for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

        2. Annuity: You may ask to apply the proceeds under any option that We make available at the time the benefit is paid.


Transfers after the Maturity Date


After the maturity date, one transfer per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to from a fixed annuity option to a variable annuity option or vice versa.


                             ADDITIONAL INFORMATION

Midland National Life Insurance Company


We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland National" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our address is:


                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.


Fund Voting Rights


We invest the assets of Our Separate Account investment divisions in shares of the Funds' portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:


        o       to elect the Funds' Board of Directors,

        o       to ratify the selection of independent auditors for the Funds,

        o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

        o       in some cases, to change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract. We will vote at shareholders meetings according to Your instructions.

The Funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting on matters concerning the Fund portfolios in which Your contract value has been invested. We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting. We count fractional shares.

If You have voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment policies of its portfolios. We will advise You if We do.

Voting Privileges of Participants In Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.


Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows

        o       Your contract value, and

        o Any transactions involving Your contract value that occurred during the year. Transactions include Your premium allocations, transfers and withdrawals made in that year.

The quarterly statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by checking account deductions or Civil Service Allotments).

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We will also send You semi-annual reports with financial information on the Funds.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract's information page. Each contract month begins on the same day in each contract month. The calendar days of 29, 30, and 31 are not used.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect change in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge. The total return percentage will be higher under this method than under the standard method described above.


A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's return, You should recognize that they are not the same as actual year-by-year results.


Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales charge. The standard quotations of yield reflect the annual maintenance charge.

The Fidelity VIP Money Market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. The Fidelity VIP Investment Grade Bond and the Fidelity VIP High Income Investment divisions may advertise a 30-day yield, which reflects the income generated by an investment in the investment division over a 30-day period.


We may also advertise performance figures for the investment division based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

        1. permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

        2. assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

        3.      reflect a change in the operation of the Separate Account; or

        4.      provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.


Your Beneficiary


You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the annuitant's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the annuitant dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the annuitant dies, then We will pay the death benefit to the annuitant's estate.


Assigning Your Contract

You may assign Your rights in a nonqualified contract. You must send a copy of the assignment to Our Principal Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

When We Pay Proceeds From This Contract


We will generally pay any death benefits withdrawals, or loans within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.


We may delay payment for one or more of the following reasons:


        1)      We cannot determine the amount of the payment because:

                a)      the New York Stock Exchange is closed,

                b)      trading in securities has been restricted by the SEC, or

                c)      the SEC has declared that an emergency exists,

        2) the SEC by order permits Us to delay payment to protect Our owners, or

        3)      Your premium check(s) have not cleared Your bank.


We may defer payment of any withdrawal or surrender from the General Account, for up to 6 months after We receive Your request.


Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the Contracts by its registered representatives as well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.15% to 0.35% of Separate Account assets invested in the particular fund.

Sales commissions may vary, but the maximum commission payable for contract sales is 8.35% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company's other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense charge; (c) rider charges. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account.


Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.


Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.


Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided advice regarding certain matters relating to the federal securities laws. We are not involved in any material legal proceedings.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report, which appears in the registration statement. The address for PricewaterhouseCoopers LLP is:

                       Suite 1300, 650 Third Avenue South
                           Minneapolis, MN 55402-4333

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION


A free copy of the Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The Statement of Additional Information can be acquired by checking the appropriate box on the application form, or by writing Our Principal Office, or by calling the Statement of Additional Information Toll Free number at 1-877-586-0240. The following is the Table of Contents for the Statement of Additional Information:

                                TABLE OF CONTENTS
                                                                                                               Page
THE CONTRACT
     Non-Participation                   ........................................................................3
     Misstatement of Age or Sex          ........................................................................3
     Proof of Existence and Age          ........................................................................3
     Assignment                          ........................................................................3
     Annuity Data                        ........................................................................3
     Incontestability                    ........................................................................3
     Ownership                           ........................................................................3
     Entire Contract                     ........................................................................4
     Changes in the Contract             ........................................................................4
     Protection of Benefits              ........................................................................4
     Accumulation Unit Value             ........................................................................4
     Annuity Payments                    ........................................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS
     Money Market Investment Division Yield Calculation..........................................................6
     Other Investment Division Yield Calculations................................................................6
     Standard Total Return Calculations Assuming Surrender ......................................................7
     Other Performance Data                 ....................................................................10
     Adjusted Historical Performance Data ......................................................................12
FEDERAL TAX MATTERS
     Tax Free Exchanges (Section 1035)      ....................................................................17
     Required Distributions                 ....................................................................18
     Non-Natural Person Owners              ....................................................................18
     Diversification Requirements           ....................................................................18
     Owner Control                          ....................................................................18
     Taxation of Qualified Contracts        ....................................................................19
DISTRIBUTION OF THE CONTRACT                ....................................................................18
SAFEKEEPING OF ACCOUNT ASSETS               ....................................................................19
STATE REGULATION                            ....................................................................19
RECORDS AND REPORTS                         ....................................................................19
LEGAL PROCEEDINGS                           ....................................................................19
LEGAL MATTERS                               ....................................................................19
EXPERTS                                     ....................................................................19
OTHER INFORMATION                           ....................................................................20
FINANCIAL STATEMENTS                        ....................................................................20

                         CONDENSED FINANCIAL INFORMATION


The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation. An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.


                                    Accumulation Unit Value        Accumulation Unit Value        Number of Accumulation
      Investment Division           at Beginning of Period            at End of Period            Units at End of Period
Fidelity VIP Money Market


             1994                            10.02                          10.31                        207,115
             1995                            10.31                          10.76                        320,841
             1996                            10.76                          11.18                        450,641
             1997                            11.18                          11.63                        534,936
             1998                            11.63                          12.08                       1,031,930
             1999                            12.08                          12.52                       1,259,530
             2000                            12.52                          13.14                        854,558
             2001                            13.14                          13.50                       1,090,683
             2002                            13.50                          13.53                        775,813
             2003                            13.53                          13.39                        534,687


Fidelity VIP High Income


             1994                            10.20                          9.93                          70,977
             1995                            9.93                           11.83                        139,335
             1996                            11.83                          13.26                        221,760
             1997                            13.26                          13.58                        221,760
             1998                            13.58                          14.51                        443,482
             1999                            14.51                          15.48                        457,402
             2000                            15.48                          11.83                        378,755
             2001                            11.83                          10.30                        351,995
             2002                            10.30                          10.50                        287,561
             2003                            10.50                          13.18                        309,646


Fidelity VIP Equity-Income


             1994                            10.16                          10.71                        163,874
             1995                            10.71                          1435                         385,807
             1996                            14.35                          16.09                        696,083
             1997                            16.09                          20.33                        929,862
             1998                            20.33                          22.37                       1,212,515
             1999                            22.37                          23.46                       1,292,017
             2000                            23.46                          25.08                       1,089,815
             2001                            25.08                          23.50                       1,009,270
             2002                            23.50                          19.24                        856,412
             2003                            19.24                          24.73                        767,696


Fidelity VIP Growth


             1994                            10.09                          9.80                         160,540
             1995                            9.80                           13.32                        347,738
             1996                            13.32                          15.01                        700,985
             1997                            15.01                          18.28                        917,650
             1998                            18.28                          25.14                       1,102,018
             1999                            25.14                          34.07                       1,444,405
             2000                            34.07                          29.91                       1,792,936
             2001                            29.91                          24.28                       1,530,764
             2002                            24.28                          16.73                       1,275,719
             2003                            16.73                          21.92                       1,141,068


Fidelity VIP Overseas


             1994                            10.40                          10.37                        147,456
             1995                            10.37                          11.36                        217,322
             1996                            11.36                          12.59                        282,107
             1997                            12.59                          13.85                        336,988
             1998                            13.85                          15.39                        300,975
             1999                            15.39                          21.65                        293,703
             2000                            21.65                          17.27                        346,900
             2001                            17.27                          13.42                        305,263
             2002                            13.42                          10.55                        265,757
             2003                            10.55                          14.91                        240,310


Fidelity VIP MidCap

           2000 (5)                          10.00                          9.99                         123,097
             2001                            9.99                           9.54                         274,080
             2002                            9.54                           8.48                         388,673
             2003                            8.48                           11.59                        389,660


Fidelity VIP Asset Manager


             1994                            10.48                          9.67                         280,056
             1995                            9.67                           11.22                        362,467
             1996                            11.22                          12.65                        447,842
             1997                            12.65                          15.05                        534,109
             1998                            15.05                          17.06                        585,516
             1999                            17.06                          18.70                        603,487
             2000                            18.70                          17.71                        523,744
             2001                            17.71                          16.75                        443,064
             2002                            16.75                          15.07                        389,162
             2003                            15.07                          17.53                        336,590


Fidelity VIP Investment Grade Bond


             1994                            10.06                          9.52                          31,444
             1995                            9.52                           11.03                         52,431
             1996                            11.03                          11.22                         97,711
             1997                            11.22                          12.06                        136,067
             1998                            12.06                          12.94                        343,788
             1999                            12.94                          12.63                        426,095
             2000                            12.63                          13.85                        340,769
             2001                            13.85                          14.82                        480,240
             2002                            14.82                          16.12                        555,495
             2003                            16.12                          16.72                        453,756


Fidelity VIP Contrafund(R)

            1995(1)                          10.00                          11.84                         35,906
             1996                            11.84                          14.17                        187,702
             1997                            14.17                          17.34                        397,591
             1998                            17.34                          22.22                        582,354
             1999                            22.22                          27.23                        809,424
             2000                            27.23                          25.07                        934,830
             2001                            25.07                          21.69                        854,454
             2002                            21.69                          19.39                        755,297
             2003                            19.39                          24.56                        689,941


Fidelity VIP Asset Manager: Growth

            1995(1)                          10.00                          11.48                         13,682
             1996                            11.48                          13.56                         71,781
             1997                            13.56                          16.72                        176,790
             1998                            16.72                          19.38                        255,206
             1999                            19.38                          22.03                        308,652
             2000                            22.03                          19.02                        299,570
             2001                            19.02                          17.36                        254,141
             2002                            17.36                          14.46                        209,849
             2003                            14.46                          17.59                        180,339


Fidelity VIP Index 500


             1994                            10.15                          10.11                         32,675
             1995                            10.11                          13.79                         71,305
             1996                            13.79                          16.57                        256,789
             1997                            16.57                          21.67                        497,7741
             1998                            21.67                          27.42                        870,732
             1999                            27.42                          32.59                       1,332,497
             2000                            32.59                          29.14                       1,414,775
             2001                            29.14                          25.25                       1,242,879
             2002                            25.25                          19.36                       1,062,829
             2003                            19.36                          24.51                        929,993


Fidelity VIP Growth & Income

             1997                            10.00                          12.36                         54,877
             1998                            12.36                          15.79                        301,273
             1999                            15.79                          17.00                        533,307
             2000                            17.00                          16.16                        557,245
             2001                            16.16                          14.54                        521,679
             2002                            14.54                          11.95                        463,086
             2003                            11.95                          14.59                        421,946


Fidelity VIP Balanced

            1997(2)                          10.00                          11.45                         39,701
             1998                            11.45                          13.28                        146,152
             1999                            13.28                          13.70                        266,510
             2000                            13.70                          12.92                        275,343
             2001                            12.92                          12.54                        269,866
             2002                            12.54                          11.29                        264,774
             2003                            11.29                          13.10                        266,803


Fidelity VIP Growth Opportunities

            1997(2)                          10.00                          12.28                         75,926
             1998                            12.28                          15.08                        320,588
             1999                            15.08                          15.51                        499,339
             2000                            15.51                          12.68                        483,155
             2001                            12.68                          10.70                        410,847
             2002                            10.70                          8.25                         356,436
             2003                            8.25                           10.56                        324,087


American Century VP Capital Appreciation

            1997(2)                          10.00                          11.35                         13,870
             1998                            11.35                          10.94                         43,157
             1999                            10.94                          17.76                         56,765
             2000                            17.76                          19.09                        219,731
             2001                            19.09                          13.54                        205,838
             2002                            13.54                          10.52                        175,096
             2003                            10.52                          12.50                        144,988


American Century VP Value

            1997(2)                          10.00                          12.26                         44,666
             1998                            12.26                          12.66                        141,481
             1999                            12.66                          12.39                        140,385
             2000                            12.39                          14.43                        151,155
             2001                            14.43                          16.05                        257,059
             2002                            16.05                          13.83                        270,661
             2003                            13.83                          17.58                        260,992


American Century VP Balanced

            1997(2)                          10.00                          11.40                         13,519
             1998                            11.40                          13.01                         45,229
             1999                            13.01                          14.12                         60,982
             2000                            14.12                          13.56                         77,654
             2001                            13.56                          12.89                         96,137
             2002                            12.89                          11.50                         93,341
             2003                            11.50                          13.54                        103,627


American Century VP International

            1997(2)                          10.00                          10.93                         34,973
             1998                            10.93                          12.79                         91,430
             1999                            12.79                          20.70                        137,562
             2000                            20.70                          16.98                        280,155
             2001                            16.98                          11.85                        257,976
             2002                            11.85                          9.31                         232,073
             2003                            9.31                           11.43                        212,119


American Century VP Income & Growth

            1998(3)                          10.00                          11.92                         12,172
             1999                            11.92                          13.88                         84,497
             2000                            13.88                          12.23                        167,671
             2001                            12.23                          11.05                        168,659
             2002                            11.05                          8.79                         152,009
             2003                            8.79                           11.21                        141,643


MFS VIT Emerging Growth

            1998(3)                          10.00                          12.56                         10,106
             1999                            12.56                          21.89                        168,739
             2000                            21.89                          17.35                        627,082
             2001                            17.35                          11.38                        612,055
             2002                            11.38                          7.43                         479,968
             2003                            7.43                           9.54                         424,878


MFS VIT Research

            1998(3)                          10.00                          11.78                         9,782
             1999                            11.78                          14.41                        106,941
             2000                            14.41                          13.52                        216,734
             2001                            13.52                          10.50                        243,679
             2002                            10.50                          7.81                         226,843
             2003                            7.81                           9.60                         193,197


MFS VIT Investors Trust

            1998(3)                          10.00                          11.54                         2,539
             1999                            11.54                          12.14                         55,568
             2000                            12.14                          11.96                         87,928
             2001                            11.96                          9.91                         111,749
             2002                            9.91                           7.72                         104,280
             2003                            7.72                           9.30                          96,611


MFS VIT New Discovery

            1998(3)                          10.00                          12.89                           84
             1999                            12.89                          22.06                         22,846
             2000                            22.06                          21.32                        181,758
             2001                            21.32                          19.96                        196,868
             2002                            19.96                          13.45                        190,967
             2003                            13.45                          17.74                        196,636


Lord Abbett Growth and Income

            1998(3)                          10.00                          10.72                         14,051
             1999                            10.72                          13.19                         81,150
             2000                            13.19                          15.07                        177,087
             2001                            15.07                          13.86                        312,567
             2002                            13.86                          11.20                        327,700
             2003                            11.20                          14.47                        312,118


Lord Abbett MidCap Value

           1999 (4)                          10.00                          10.28                         2,846
             2000                            10.28                          15.44                        122,941
             2001                            15.44                          16.45                        286,189
             2002                            16.45                          14.64                        324,812
             2003                            14.64                          18.00                        324,416


Lord Abbett International

           1999 (4)                          10.00                          12.87                          818
             2000                            12.87                          9.06                          26,139
             2001                            9.06                           6.56                          31,399
             2002                            6.56                           5.32                          31,288
             2003                            5.32                           7.41                          32,307


Alger American Growth Portfolio

            2000(5)                          10.00                          8.11                          21,814
             2001                            8.11                           7.05                         194,922
             2002                            7.05                           4.66                         157,878
             2003                            4.66                           6.21                         239,077


Alger American MidCap Portfolio

           2000 (5)                          10.00                          8.69                          28,748
             2001                            8.69                           8.01                         147,826
             2002                            8.01                           5.56                         164,604
             2003                            5.56                           8.11                         314,939


Alger American Leveraged All-Cap Portfolio

           2000 (5)                          10.00                          7.51                          56,253
             2001                            7.51                           6.22                         293,506
             2002                            6.22                           4.05                         397,144
             2003                            4.05                           5.39                         446,609


Alger American SmallCap Portfolio

           2000 (5)                          10.00                          7.95                          1,874
             2001                            7.95                           5.52                          25,597
             2002                            5.52                           4.02                          63,605
             2003                            4.02                           5.64                         179,885


INVESCO Financial Services Portfolio

            2002(6)                          10.00                          8.36                          19,805
             2003                            8.36                           10.68                         58,861


INVESCO Health Sciences Portfolio

            2002(6)                          10.00                          8.13                          10,812
             2003                            8.13                           10.24                        365,024


LEVCO Equity Value Fund

            2002(6)                          10.00                          7.36                           572
             2003                            7.36                           9.35                           208


Van Eck Worldwide Hard Assets Fund

            2002(6)                          10.00                          8.53                          4,709
             2003                            8.53                           12.19                         8,208

PIMCO High Yield Portfolio
            2003(7)                          10.00                          10.87                         87,433

PIMCO Low Duration Portfolio
            2003(7)                          10.00                          9.97                          6,557

PIMCO Real Return Portfolio
            2003(7)                          10.00                          10.48                         7,589

PIMCO Total Return Portfolio
            2003(7)                          10.00                          10.10                         25,888

(1)  Period from 5/1/95 to 12/31/95
(2)  Period from 5/1/97 to 12/31/97
(3)  Period from 10/1/98 to 12/31/98
(4)  Period from 9/15/99 to 12/31/99
(5)  Period from 9/14/2000 to 12/29/2000
(6)  Period from 5/1/2002 to 12/31/2002
(7)  Period from 5/1/03 to 12/31/03

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including additional information regarding commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll free)

Information about Midland National Life Insurance Company can be reviewed and copied at theSEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on theSEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102



SEC File No. 811-07772

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

                               VARIABLE ANNUITY II
               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   Issued By:

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
             (through the Midland National Life Separate Account C)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity Contract ("contract") offered by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2004, bycontacting Us, at Our Principal Office located at:


                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9596 (toll-free)

Terms used in the current prospectus for the policy are incorporated in this statement.


This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this contract and the prospectuses for all of the portfolios currently available in the contract.


                                Dated May 1, 2004

                                TABLE OF CONTENTS

THE CONTRACT.....................................................................................................................4
      Non-Participation..........................................................................................................4
      Misstatement of Age or Sex.................................................................................................4
      Proof of Existence and Age.................................................................................................4
      Assignment.................................................................................................................4
      Annuity Data...............................................................................................................4
      Incontestability...........................................................................................................4
      Ownership..................................................................................................................4
      Entire Contract............................................................................................................5
      Changes in the Contract....................................................................................................5
      Protection of Benefits.....................................................................................................5
      Accumulation Unit Value....................................................................................................5
      Annuity Payments...........................................................................................................6
CALCULATION OF YIELDS AND TOTAL RETURNS..........................................................................................7
      Money Market Investment Division Yield Calculation.........................................................................7
      Other Investment Division Yield Calculations...............................................................................7
      Standard Total Return Calculations Assuming Surrender......................................................................8
      Other Performance Data....................................................................................................13
      Adjusted Historical Performance Data......................................................................................17
FEDERAL TAX MATTERS.............................................................................................................26
      Tax-Free Exchanges (Section 1035).........................................................................................26
      Required Distributions....................................................................................................27
DISTRIBUTION OF THE CONTRACT....................................................................................................27
SAFEKEEPING OF ACCOUNT ASSETS...................................................................................................30
STATE REGULATION................................................................................................................30
RECORDS AND REPORTS.............................................................................................................30
LEGAL PROCEEDINGS...............................................................................................................30
LEGAL MATTERS...................................................................................................................30
EXPERTS.........................................................................................................................30
OTHER INFORMATION...............................................................................................................31
FINANCIAL STATEMENTS............................................................................................................31


                                  THE CONTRACT
Non-Participation


The contracts are non-participating. No dividends are payable and the contracts will not share in the profits or surplus earnings of Midland National.


Misstatement of Age or Sex


If the age or sex of the annuitant or any other payee has been misstated in the application, the annuity payable under the contract will be whatever the contract value of the contract would purchase on the basis of the correct age or sex of the annuitant and/or other payee, if any, on the date annuity payments begin. Any overpayment or underpayments by Midland National as a result of any such misstatement will be corrected using an interest rate of 6% per year.


Proof of Existence and Age


Before making any payment under the contract, we may require proof of the existence and/or proof of the age of the owner or annuitant.


Assignment


No assignment of a contract will be binding on Midland National unless made in writing and sent to us at our Executive Office. Midland National is not responsible for the adequacy of any assignment. The owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.


Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability


The contract is incontestable after it has been in force, during the annuitant's lifetime, for two years.


Ownership


Before the annuitant's death, only the owner will be entitled to the rights granted by the contract or allowed by Midland National under the contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the owner is an individual and dies before the annuitant, the rights of the owner belong to the estate of the owner unless this contract has been endorsed to provide otherwise.


Entire Contract


We have issued the contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the contract. The Policy Form with the application and any riders make the entire contract. All statements made by or for the annuitant are considered representations and not warranties. Midland National will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the contract when issued.


Changes in the Contract


Only Midland National's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland National may not change or amend the contract, except as expressly provided in the contract, without the owner's consent. However, We may change or amend the contract if such change or amendment is necessary for the contract to comply with any state or federal law, rule or regulation.


Protection of Benefits


To the extent permitted by law, no benefit under the contract will be subject to any claim or process of law by any creditor.


Accumulation Unit Value


We determine Accumulation Unit Values for the investment division of Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each investment division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each investment division every Business Day as follows:


        o First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

        o Then, We divide this amount by the value of the amounts in the investment division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).

        o Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

        o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments


The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of Annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the annuity unit value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

          (1) = the annuity unit value for the preceding business day:

          (2) = the net investment factor (as described above) for that division on that business day.
          (3) = the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.


Transfers after the Maturity Date will only be allowed once per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation


In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the Fidelity VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the Fidelity VIP Money Market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the Fidelity VIP Money Market investment division of the Separate Account will be lower than the yield for the Fidelity VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the Fidelity VIP Money Market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Fidelity VIP Money Market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity VIP Money Market investment division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Fidelity VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charge that may be applicable to a particular contract.

Other Investment Division Yield Calculations


Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the Fidelity VIP Money Market investment division) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


          YIELD = 2 [ (a - b + 1)6 - 1 ]
                       -----
                        cd
     Where:

      a. = net investment income earned during the period by the Fund (or substitute funding vehicle) attributable to shares owned by the investment division.

      b. =  expenses accrued for the period (net of reimbursements).
      c. =  the average daily number of units outstanding during the period.
      d. =  the maximum offering price per unit on the last day of the period.


Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any contingent deferred sales charges that may be applicable to a particular contract. Contingent deferred sales charges range from 8% to 0% of the amount of Premium withdrawn depending on the time elapsed between each premium payment and the withdrawal.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding Fund. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any investment division.


Standard Total Return Calculations Assuming Surrender


Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


          P (1 + T)n = ERV

Where:
            P   = an assumed initial payment of $1,000
            T   = average annual total return
            n   = number of years
            ERV = ending redeemable value of an assumed $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the contract is surrendered will reflect the effect of contingent deferred sales charges that may be applicable to a particular period.

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown. The returns reflect the impact of any applicable contingent deferred sales charge.

----------------------------------------------------------------------------------------------------------------------------------

                                                                         Inception of the
                                                                               Investment
                                                                              Division to       1-Year Period       5-Year Period
               Investment Division with Inception Date                         12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                           60.72%              25.73%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (9/14/2000)                              45.38%              25.30%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (9/14/2000)                                 46.83%              38.17%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/14/2000)                          19.24%              32.80%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/97)                                      9.20%              10.27%              -0.58%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(5/1/97)                         12.62%              11.26%               1.38%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/1/1/98)                            3.64%              20.01%              -2.71%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/97)                                 4.46%              15.24%              -3.76%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/97)                                        10.66%              19.62%               5.61%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(5/1/95)                                6.91%              14.08%              -3.44%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(10/24/93)                                     10.63%               8.80%              -0.85%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(5/1/97)                                             7.46%               8.56%              -1.70%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(5/1/95)                                          18.26%              19.13%               0.69%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/24/93)                                     19.10%              20.97%               0.69%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(5/1/97)                                      6.23%              14.51%              -3.07%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(5/1/97)                                 7.61%              20.52%              -8.67%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/24/93)                                            26.36%              23.45%              -4.25%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(10/24/93)                                       -0.45%              17.95%              -3.41%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(10/24/93)                                         16.84%              19.08%              -3.74%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(10/24/93)                              8.48%              -3.77%               4.04%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(9/14/2000)                                          36.20%              29.15%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(10/24/93)                                          11.44%              33.81%              -2.08%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (5/1/2002)                                     14.84%              20.23%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/1/2002)                                        34.36%              18.46%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (10/1/98)                                  20.30%              21.64%               3.53%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                       -7.52%              31.73%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       12.19%              15.48%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (10/1/98)                                            8.61%              20.87%              -7.05%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/1/98)                                           8.47%              12.91%              -5.86%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (10/1/98)                                              5.53%              24.31%               5.41%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (10/1/98)                                                   7.59%              15.43%              -5.62%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                           -31.53%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                          -6.70%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                           29.54%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                          -3.18%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (5/1/2002)                                      21.35%              35.49%                 N/A

----------------------------------------------------------------------------------------------------------------------------------


N/A - The return information for the funds are not reflected as the funds had not been included in the Separate Account for the time period shown.

Midland National may from time to time also disclose average annual total returns in a format which assumes the contract is kept inforce through the time period shown. Such returns will be identical to the format which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

The following is the average annual total return information for the investment division of the Separate Account based on the assumption that the contract is kept inforce through the end of the time period shown. The contingent deferred sales charges are set to zero.

----------------------------------------------------------------------------------------------------------------------------------

               Investment Division with Inception Date                   Inception of the
                                                                               Investment
                                                                              Division to      1-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                           61.78%              32.93%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (9/14/2000)                              46.63%              32.50%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (9/14/2000)                                 48.07%              45.37%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/14/2000)                          20.98%              40.00%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/97)                                      9.72%              17.47%               0.50%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(5/1/97)                         13.07%              18.46%               2.38%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/1/1/98)                            4.35%              27.21%              -1.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/97)                                 5.10%              22.44%              -2.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/97)                                        11.15%              26.82%               6.47%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(5/1/95)                                7.48%              21.28%              -2.22%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(10/24/93)                                     11.12%              16.00%               0.24%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(5/1/97)                                             8.02%              15.76%              -0.57%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(5/1/95)                                          18.62%              26.33%               1.72%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/24/93)                                     19.45%              28.17%               1.72%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(5/1/97)                                      6.82%              21.71%              -1.87%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(5/1/97)                                 8.17%              27.72%              -7.17%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/24/93)                                            26.63%              30.65%              -3.00%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(10/24/93)                                        0.35%              25.15%              -2.20%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(10/24/93)                                         17.22%              26.28%              -2.51%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(10/24/93)                              9.01%               3.43%               4.94%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(9/14/2000)                                          37.60%              36.35%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(10/24/93)                                          11.91%              41.01%              -0.93%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (5/1/2002)                                     18.73%              27.43%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/1/2002)                                        37.87%              25.66%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (10/1/98)                                  20.68%              28.84%               4.46%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                       -5.94%              38.93%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       13.03%              22.68%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (10/1/98)                                            9.19%              28.07%              -5.64%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/1/98)                                           9.06%              20.11%              -4.52%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (10/1/98)                                              6.18%              31.51%               6.27%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (10/1/98)                                                   8.19%              22.63%              -4.30%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                           -21.82%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                           4.02%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                           41.45%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                           7.67%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (5/1/2002)                                      25.10%              42.69%                 N/A

----------------------------------------------------------------------------------------------------------------------------------


N/A - The return information for these investment divisions is not reflected as the funds had not been included in the Separate Account for the time period shown.


Other Performance Data


Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the contract is kept in-force assume that the contingent deferred sales charge percentage will be zero.


          CTR = [ERV/P] - 1 Where:

          CTR = the cumulative total return net of investment division recurring charges for the period.

          ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten year period at the end of the one, five, or ten-year period (or fractional portion thereof).
          P   = an assumed initial payment of $1,000

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

The following is the cumulative total return information for the investment division of the Separate Account. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable contingent deferred sales charge.

----------------------------------------------------------------------------------------------------------------------------------


               Investment Division with Inception Date                   Inception of the
                                                                               Investment
                                                                              Division to      1-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                          254.73%              25.73%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (9/14/2000)                             171.42%              25.30%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (9/14/2000)                                178.70%              38.17%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/14/2000)                          59.93%              32.80%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/97)                                     64.73%              10.27%              -2.87%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(5/1/97)                         96.21%              11.26%               7.09%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/1/1/98)                           21.01%              20.01%             -12.84%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/97)                                28.08%              15.24%             -17.44%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/97)                                        77.62%              19.62%              31.38%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(5/1/95)                               46.07%              14.08%             -16.06%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(10/24/93)                                     77.34%               8.80%              -4.18%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(5/1/97)                                            50.39%               8.56%              -8.22%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(5/1/95)                                         158.87%              19.13%               3.50%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/24/93)                                    169.47%              20.97%               3.50%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(5/1/97)                                     40.88%              14.51%             -14.44%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(5/1/97)                                51.58%              20.52%             -36.46%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/24/93)                                           276.92%              23.45%             -19.52%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(10/24/93)                                       -2.53%              17.95%             -15.93%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(10/24/93)                                        141.73%              19.08%             -17.35%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(10/24/93)                             58.66%              -3.77%              21.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(9/14/2000)                                         128.06%              29.15%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(10/24/93)                                          84.83%              33.81%              -9.98%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (5/1/2002)                                     25.97%              20.23%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/1/2002)                                        63.69%              18.46%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (10/1/98)                                 168.01%              21.64%              18.94%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                      -28.74%              31.73%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       64.63%              15.48%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (10/1/98)                                           55.36%              20.87%             -30.62%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/1/98)                                          54.29%              12.91%             -26.06%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (10/1/98)                                             33.26%              24.31%              30.14%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (10/1/98)                                                  47.73%              15.43%             -25.11%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                           -22.37%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                          -4.53%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                           18.89%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                          -2.14%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (5/1/2002)                                      38.11%              35.49%                 N/A

----------------------------------------------------------------------------------------------------------------------------------


N/A - The return information for these investment divisions is not reflected as the funds had not been included in the Separate Accountfor the time period shown.

The following is the cumulative total return information for the investment division of the Separate Account. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the contingent deferred sales charges are set to zero.

----------------------------------------------------------------------------------------------------------------------------------

               Investment Division with Inception Date                   Inception of the
                                                                               Investment
                                                                              Division to      1-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                          261.01%              32.93%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (9/14/2000)                             177.69%              32.50%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (9/14/2000)                                185.03%              45.37%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/14/2000)                          66.23%              40.00%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/97)                                     69.23%              17.47%               2.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(5/1/97)                        100.70%              18.46%              12.48%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/1/1/98)                           25.50%              27.21%              -7.42%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/97)                                32.59%              22.44%             -12.03%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/97)                                        82.12%              26.82%              36.82%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(5/1/95)                               50.55%              21.28%             -10.62%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(10/24/93)                                     81.84%              16.00%               1.21%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(5/1/97)                                            54.89%              15.76%              -2.82%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(5/1/95)                                         163.37%              26.33%               8.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/24/93)                                    173.99%              28.17%               8.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(5/1/97)                                     45.38%              21.71%              -9.01%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(5/1/97)                                56.11%              27.72%             -31.06%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/24/93)                                           281.51%              30.65%             -14.13%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(10/24/93)                                        2.00%              25.15%             -10.53%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(10/24/93)                                        146.22%              26.28%             -11.94%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(10/24/93)                             63.11%               3.43%              27.26%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(9/14/2000)                                         134.37%              36.35%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(10/24/93)                                          89.30%              41.01%              -4.56%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (5/1/2002)                                     33.17%              27.43%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/1/2002)                                        70.89%              25.66%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (10/1/98)                                 172.56%              28.84%              24.38%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                      -23.31%              38.93%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       70.04%              22.68%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (10/1/98)                                           59.84%              28.07%             -25.19%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/1/98)                                          58.82%              20.11%             -20.65%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (10/1/98)                                             37.70%              31.51%              35.54%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (10/1/98)                                                  52.18%              22.63%             -19.73%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                           -15.17%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                           2.67%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                           26.09%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                           5.06%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (5/1/2002)                                      45.30%              42.69%                 N/A

----------------------------------------------------------------------------------------------------------------------------------


N/A - The return information for the funds are not reflected as the funds had not been included in the Separate Account for the time period shown.


 Adjusted Historical Performance Data


Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of a hypothetical $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (ad justed for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. This contract charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $35 contract maintenance charge. The contract maintenance charge is deducted only when the contract value is less than $50,000. This additional amount is calculated using a method intended to show the "average" impact of the annual maintenance fee on a contract that has a contract value of less than $50,000. The annual maintenance fee is approximated based on an average contract value of $$13,200, so it is calculated as $35/$13,200, or 0.27% annually. The total of these three amounts is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of an assumed $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

The following is the average annual total return information based on the assumption that the contract is surrendered at the end of the time period shown. The impact of any applicable contingent deferred sales charges is reflected in the returns. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio Inception date.

----------------------------------------------------------------------------------------------------------------------------------

               Investment Division with Inception Date                   Inception of the
                                                                               Investment
                                                                              Division to      10-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/89)                                           11.56%               8.41%              -4.81%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/95)                                13.80%                 N/A              -2.84%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/93)                                    13.51%              10.93%               4.28%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/88)                             8.51%               1.89%              -8.11%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/91)                                      6.00%               5.62%              -0.58%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(11/20/87)                        5.13%               1.94%               1.38%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/30/97)                             3.03%                 N/A              -2.71%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/94)                                 3.50%                 N/A              -3.76%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/96)                                         8.87%                 N/A               5.61%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(1/3/95)                                6.84%                 N/A              -3.44%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(9/6/89)                                        7.16%               4.97%              -0.85%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(1/3/95)                                             5.60%                 N/A              -1.70%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(1/3/95)                                          12.05%                 N/A               0.69%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/9/86)                                       9.24%               9.00%               0.69%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(12/31/96)                                    5.43%                 N/A              -3.07%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(1/3/95)                                 5.61%                 N/A              -8.67%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/9/86)                                              9.71%               7.76%              -4.25%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(9/19/85)                                         5.96%               2.28%              -3.41%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(8/27/92)                                           9.04%               8.91%              -3.74%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(12/5/88)                               5.98%               4.92%               4.04%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(12/28/98)                                           17.43%                 N/A              16.68%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(1/28/87)                                            4.41%               3.37%              -2.08%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund(9/21/99)                                        4.85%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund(5/22/97)                                           7.27%                 N/A               0.13%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (12/11/89)                                 10.63%               9.87%               3.53%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                       -7.61%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett  Mid-Cap Value Portfolio(10/1/99)                                      12.26%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (7/24/95)                                            5.59%                 N/A              -7.05%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/9/95)                                           5.72%                 N/A              -5.86%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (5/1/98)                                               5.05%                 N/A               5.41%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (7/26/95)                                                   5.07%                 N/A              -5.62%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                            2.12%                 N/A               2.14%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                          2.74%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                           8.87%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                         4.41%                 N/A               3.63%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund(9/1/89)                                          3.41%               1.97%               8.58%

----------------------------------------------------------------------------------------------------------------------------------


The following is the average annual total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The contingent deferred sales charges are assumed to be zero. The returns assume that each of the investment eivisions had been available to the Separate Account since the portfolio inception date.

----------------------------------------------------------------------------------------------------------------------------------


        Investment Division with Inception Date                            Inception of the
                                                                               Investment
                                                                              Division to      10-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/89)                                           11.56%               8.41%              -3.53%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/95)                                13.80%                 N/A              -1.66%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/93)                                    13.51%              10.93%               5.17%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/88)                             8.51%               1.89%              -6.64%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/91)                                      6.00%               5.62%               0.50%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(11/20/87)                        5.13%               1.94%               2.38%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/30/97)                             3.52%                 N/A              -1.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/94)                                 3.50%                 N/A              -2.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/96)                                         9.01%                 N/A               6.47%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(1/3/95)                                6.84%                 N/A              -2.22%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(9/6/89)                                        7.16%               4.97%               0.24%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(1/3/95)                                             5.60%                 N/A              -0.57%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(1/3/95)                                          12.05%                 N/A               1.72%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/9/86)                                       9.24%               9.00%               1.72%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(12/31/96)                                    5.62%                 N/A              -1.87%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(1/3/95)                                 5.61%                 N/A              -7.17%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/9/86)                                              9.71%               7.76%              -3.00%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(9/19/85)                                         5.96%               2.28%              -2.20%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(8/27/92)                                           9.04%               8.91%              -2.51%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(12/5/88)                               5.98%               4.92%               4.94%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(12/28/98)                                           17.90%                 N/A              17.26%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(1/28/87)                                            4.41%               3.37%              -0.93%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund(9/21/99)                                        5.92%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund(5/22/97)                                           7.64%                 N/A               1.19%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (12/11/89)                                 10.63%               9.87%               4.46%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                       -6.03%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett  Mid-Cap Value Portfolio(10/1/99)                                      13.11%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (7/24/95)                                            5.59%                 N/A              -5.64%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/9/95)                                           5.72%                 N/A              -4.52%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (5/1/98)                                               5.67%                 N/A               6.27%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (7/26/95)                                                   5.07%                 N/A              -4.30%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                            2.83%                 N/A               3.12%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                          3.72%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                           9.82%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                         4.89%                 N/A               4.55%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund(9/1/89)                                          3.41%               1.97%               9.35%

----------------------------------------------------------------------------------------------------------------------------------


The following is the cumulative total return information based on the assumption that the contract is surrendered at the end of the time period shown. The impact of any applicable contingent deferred sales charges is reflected in the returns. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio Inception date.

----------------------------------------------------------------------------------------------------------------------------------


    Investment Division with Inception Date                               Inception of the
                                                                               Investment
                                                                              Division to     10-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/89)                                          415.05%             124.23%             -21.85%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/95)                               217.50%                 N/A             -13.42%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/93)                                   286.48%             182.16%              23.31%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/88)                           248.46%              20.59%             -34.48%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/91)                                    109.31%              72.77%              -2.87%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(11/20/87)                      124.03%              21.18%               7.09%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/30/97)                            20.23%                 N/A             -12.84%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/94)                                39.49%                 N/A             -17.44%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/96)                                        91.93%                 N/A              31.38%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(1/3/95)                               81.35%                 N/A             -16.06%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(9/6/89)                                      169.31%              62.42%              -4.18%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(1/3/95)                                            63.27%                 N/A              -8.22%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(1/3/95)                                         178.34%                 N/A               3.50%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/9/86)                                     358.81%             136.74%               3.50%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(12/31/96)                                   44.81%                 N/A             -14.44%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(1/3/95)                                63.41%                 N/A             -36.46%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/9/86)                                            394.06%             111.14%             -19.52%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(9/19/85)                                       188.35%              25.29%             -15.93%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(8/27/92)                                         167.07%             134.79%             -17.35%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(12/5/88)                             140.08%              61.65%              21.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(12/28/98)                                          123.70%                 N/A             116.26%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(1/28/87)                                          107.67%              39.30%              -9.98%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund(9/21/99)                                       22.47%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund(5/22/97)                                          59.06%                 N/A               0.65%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (12/11/89)                                313.99%             156.33%              18.94%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                      -28.82%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett  Mid-Cap Value Portfolio(10/1/99)                                      64.35%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (7/24/95)                                           58.29%                 N/A             -30.62%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/9/95)                                          58.08%                 N/A             -26.06%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (5/1/98)                                              32.23%                 N/A              30.14%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (7/26/95)                                                  51.79%                 N/A             -25.11%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                           12.64%                 N/A              11.17%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                         14.08%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                          43.56%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                        29.57%                 N/A              19.52%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund(9/1/89)                                         61.74%              21.54%              50.92%

----------------------------------------------------------------------------------------------------------------------------------


The following is the cumulative total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The contingent deferred sales charges are assumed to be zero. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio Inception date.

----------------------------------------------------------------------------------------------------------------------------------


   Investment Division with Inception Date                                 Inception of the
                                                                               Investment
                                                                              Division to     10-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/89)                                          415.05%             124.23%             -16.45%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/95)                               217.50%                 N/A              -8.03%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/93)                                   286.48%             182.16%              28.66%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/88)                           248.46%              20.59%             -29.07%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/91)                                    109.31%              72.77%               2.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(11/20/87)                      124.03%              21.18%              12.48%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/30/97)                            23.81%                 N/A              -7.42%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/94)                                39.49%                 N/A             -12.03%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/96)                                        93.83%                 N/A              36.82%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(1/3/95)                               81.35%                 N/A             -10.62%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(9/6/89)                                      169.31%              62.42%               1.21%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(1/3/95)                                            63.27%                 N/A              -2.82%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(1/3/95)                                         178.34%                 N/A               8.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/9/86)                                     358.81%             136.74%               8.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(12/31/96)                                   46.65%                 N/A              -9.01%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(1/3/95)                                63.41%                 N/A             -31.06%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/9/86)                                            394.06%             111.14%             -14.13%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(9/19/85)                                       188.35%              25.29%             -10.53%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(8/27/92)                                         167.07%             134.79%             -11.94%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(12/5/88)                             140.08%              61.65%              27.26%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(12/28/98)                                          128.22%                 N/A             121.69%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(1/28/87)                                          107.67%              39.30%              -4.56%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund(9/21/99)                                       27.91%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund(5/22/97)                                          62.73%                 N/A               6.09%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (12/11/89)                                313.99%             156.33%              24.38%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                      -23.45%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett  Mid-Cap Value Portfolio(10/1/99)                                      69.76%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (7/24/95)                                           58.29%                 N/A             -25.19%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/9/95)                                          58.08%                 N/A             -20.65%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (5/1/98)                                              36.72%                 N/A              35.54%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (7/26/95)                                                  51.79%                 N/A             -19.73%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                           17.16%                 N/A              16.60%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                         19.49%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                          48.97%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                        33.19%                 N/A              24.92%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund(9/1/89)                                         61.74%              21.54%              56.35%

----------------------------------------------------------------------------------------------------------------------------------

                               FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)


Midland National accepts Premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws.


Required Distributions


In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person Owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include n income any increase in the excess of the contract value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

Diversification Requirements

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control
In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


                          DISTRIBUTION OF THE CONTRACT


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.

Prior to 2002, these contracts were offered through Walnut Street Securities. Walnut Street Securities received sales compensation with respect to the contracts under the Midland National Life Separate Account C in the following amounts during the years indicated:

---------------------- ----------------------------------------------- -----------------------------------------------------


                                                                       Aggregate Amount of Commissions Retained by
Fiscal year               Aggregate Amount of Commissions Paid to      Walnut Street Securities After Payments to its
                                 Walnut Street Securities*             Registered Persons and Other Broker-Dealers

---------------------- ----------------------------------------------- -----------------------------------------------------

2001                   $12,806,659                                     $0

---------------------- ----------------------------------------------- -----------------------------------------------------

* Includes sales compensation paid to registered persons of Walnut Street Securities

Beginning in 2002, Sammons Securities Company received sales compensation with respect to these contracts and other variable annuity contracts not included in this registration statement in the following amounts during the periods indicated:

------------------------- ------------------------------------------------ -------------------------------------------------

                                                                                 Aggregate Amount of Commissions of
                                                                                 Commissions Retained by Sammons
Fiscal Year                  Aggregate Amount of Commissions Paid to             Securities Company After Payments to its
                                    Sammons Securities Company*                  Registered Persons and Selling Firms

------------------------- ------------------------------------------------ -------------------------------------------------

2002                      $1,633,273                                       $225,391

------------------------- ------------------------------------------------ -------------------------------------------------

*Includes total sales compensation paid to registered persons of Sammons Securities Company.

In 2003, We amended our distribution agreement with Sammons Securities Company to allow for 100% pass-thru of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C as follows:

------------------------- ------------------------------------------------ -------------------------------------------------

                              Aggregate Amount of Commissions Paid to
                               Sammons Securities Company Registered
Fiscal Year                     Representatives Licensed with Midland           Aggregate Amount of Underwriting Fee Paid to
                                             National                                 Sammons Securities Company

------------------------- ------------------------------------------------ -------------------------------------------------

2003                      $2,450,274                                       $74,551

------------------------- ------------------------------------------------ -------------------------------------------------

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

   o sales representative training allowances,
   o deferred compensation and insurance benefits,
   o advertising expenses, and
   o all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

   o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;
   o sales promotions relating to the contracts;
   o costs associated with sales conferences and educational seminars for their sales representatives; and
   o other sales expenses incurred by them.

We and/or the Distributor may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.



                          SAFEKEEPING OF ACCOUNT ASSETS


Title to assets of the Separate Account is held by Midland National. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the investment divisions.


                                STATE REGULATION


Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.


                               RECORDS AND REPORTS


All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


                                LEGAL PROCEEDINGS


Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are not pending or threatened lawsuits that will have a materially adverse impact on them, the separate account, or the separate account's principal underwriter, Sammons Securities Company, LLC.


                                  LEGAL MATTERS


Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, of Washington, D.C.


                                     EXPERTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

                             PricewaterhouseCoopers
                            LLP Suite, 1300 650 Third
                                    Avenue S.
                           Minneapolis, MN 55402-4333

                                OTHER INFORMATION


A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.



                              FINANCIAL STATEMENTS


The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

                           Variable Annuity Prospectus
                                   May 1, 2004
               Flexible Premium Deferred Variable Annuity Contract
               issued by: Midland National Life Insurance Company
                through Midland National Life Separate Account C
        Phone: (877) 586-0240 (toll-free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

Variable Annuity (the "contract") offers you benefits that may be particularly useful to You in meeting your long-term savings and retirements needs. The contract allows You to accumulate contract value, and later apply that contract value to receive fixed or variable annuity payments.

A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available without charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. The SAI, dated May 1, 2004, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your contract value to Our General Account and up to ten investment divisions. Each division invests in a specified mutual fund portfolio. You can choose among the thirty-seven investment divisions listed on the following page. The mutual fund portfolios are part of the following series funds or trusts:


o Alger American Fund                                   o Lord Abbett Series Fund, Inc.
o American Century Variable Portfolios, Inc             o MFS(R)Variable Insurance TrustSM
o Fidelity's Variable Insurance Products Fund Initial   o PIMCO Variable Insurance Trust
  Class
o INVESCO Variable Investment Funds, Inc.               o Van Eck Worldwide Insurance Trust


Your contract value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

This prospectus is valid only when accompanied by the Funds' current prospectuses.

                     SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

--------------------------------------------------------------- ------------------------------------------------------------
1.        Alger American Small Capitalization Portfolio         20.       Fidelity VIP Balanced Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
2.        Alger American Mid-Cap Growth Portfolio               21.       Fidelity VIP Growth Opportunities Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
3.        Alger American Growth Portfolio                       22.       Fidelity VIP High Income Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
4.        Alger American Leveraged AllCap Portfolio             23.       Fidelity VIP Money Market Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
5.        American Century VP Capital Appreciation Portfolio    24.       INVESCO VIF-Financial Services Fund
--------------------------------------------------------------- ------------------------------------------------------------
6.        American Century VP Value Portfolio                   25.       INVESCO VIF-Health Sciences Fund
--------------------------------------------------------------- ------------------------------------------------------------
7.        American Century VP Balanced Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
8.        American Century VP International Portfolio           26.       Lord Abbett Series Fund, Inc. Growth & Income
                                                                          Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
9.        American Century VP Income & Growth Portfolio         27.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                          Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
10.       Fidelity VIP Equity-Income Portfolio                  28.       Lord Abbett Series Fund, Inc. International
                                                                          Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
11.       Fidelity VIP Growth Portfolio                         29.       MFS(R)VIT Emerging Growth Series
--------------------------------------------------------------- ------------------------------------------------------------
12.       Fidelity VIP Overseas Portfolio                       30.       MFS(R)VIT Research Series
--------------------------------------------------------------- ------------------------------------------------------------
13.       Fidelity VIP MidCap Portfolio                         31.       MFS(R)VIT Investors Trust Series
--------------------------------------------------------------- ------------------------------------------------------------
14.       Fidelity VIP Asset Managersm Portfolio                32.       MFS(R)VIT New Discovery Series
--------------------------------------------------------------- ------------------------------------------------------------
15.       Fidelity VIP Investment Grade Bond Portfolio          33.       PIMCO VIT Total Return Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
16.       Fidelity VIP Contrafund(R)Portfolio                    34.       PIMCO VIT Low Duration Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
17.       Fidelity VIP Asset Manager: Growth Portfolio          35.       PIMCO VIT High Yield Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
18.       Fidelity VIP Index 500 Portfolio                      36.       PIMCO VIT Real Return Portfolio
--------------------------------------------------------------- ------------------------------------------------------------
19.       Fidelity VIP Growth & Income Portfolio                37.       Van Eck Worldwide Hard Assets Fund
--------------------------------------------------------------- ------------------------------------------------------------


This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.


You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                TABLE OF CONTENTS


Definitions............................................................................................................9
SUMMARY...............................................................................................................12
      Features of Variable Annuity....................................................................................12
            Your "Free Look" Right....................................................................................12
            Your Contract Value.......................................................................................12
            Flexible Premium Payments.................................................................................13
            Investment Choices........................................................................................13
            Transfers.................................................................................................15
            Withdrawals...............................................................................................15
            Risk of Increases in Fees and Charges.....................................................................16
            Effects of Market Timing..................................................................................16
      FEE TABLE.......................................................................................................16
            Periodic Charges Other Than Portfolio Expenses............................................................17
            Range of Annual Operating Expenses for the Portfolios1....................................................17
      Expense Examples................................................................................................17
      Financial Information...........................................................................................19
      Charges Under the Contracts.....................................................................................19
            Sales Charge..............................................................................................19
            Mortality and Expense Risk Charge.........................................................................20
            Administration and Maintenance Fee........................................................................20
            Transfer Fee..............................................................................................20
            Premium Taxes.............................................................................................20
Additional Information About Variable Annuity.........................................................................20
      Suitability of the Contracts....................................................................................20
      Death Benefit...................................................................................................21
      Other Products..................................................................................................21
      Inquiries And Correspondence....................................................................................21
      State Variations................................................................................................22
Our Separate Account C And Its Investment Divisions...................................................................22
      The Funds.......................................................................................................22
            Investment Policies Of The Funds' Portfolios..............................................................23
            Availability of the Portfolios............................................................................29
      Amounts In Our Separate Account.................................................................................29
      We Own The Assets Of Our Separate Account.......................................................................30
      Our Right To Change How We Operate Our Separate Account.........................................................30
The General Account...................................................................................................31
DETAILED INFORMATION ABOUT THE CONTRACT...............................................................................32
      Requirements for Issuance of a Contract.........................................................................32
      Free Look.......................................................................................................33
      Tax-Free "Section 1035" Exchanges...............................................................................33
      Allocation of Premiums..........................................................................................34
            Changing Your Premium Allocation Percentages..............................................................34
      Your Contract Value.............................................................................................34
            Transfers of Contract Value...............................................................................35
      Transfer Limitations............................................................................................35
      Withdrawals.....................................................................................................38
      Loans...........................................................................................................39
      Dollar Cost Averaging...........................................................................................41
      Portfolio Rebalancing...........................................................................................42
      Free Withdrawal Amount..........................................................................................42
      Death Benefit...................................................................................................45
            Payment of Death Benefits.................................................................................47
CHARGES, FEES AND DEDUCTIONS..........................................................................................49
      Sales Charges on Withdrawals....................................................................................49
      Administrative Charge...........................................................................................50
      Mortality and Expense Risk Charge...............................................................................50
      Contract Maintenance Charge.....................................................................................50
      Transfer Charge.................................................................................................51
      LOAN INTEREST...................................................................................................51
      Charges In The Funds............................................................................................51
      Premium Taxes...................................................................................................52
      Other Taxes.....................................................................................................52
FEDERAL TAX STATUS....................................................................................................52
      Introduction....................................................................................................52
      Annuity Contracts in General....................................................................................52
            Qualified and Nonqualified Contracts......................................................................53
            Diversification and Distribution Requirements.............................................................55
            Surrenders - Nonqualified Contracts.......................................................................55
            Multiple Contracts........................................................................................57
            Withholding...............................................................................................57
            Annuity Payments..........................................................................................57
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................58
            Taxation of Death Benefit Proceeds........................................................................58
            Transfers, Assignments or Exchange of Contracts...........................................................58
            Possible Tax Law Changes..................................................................................58
            Separate Account Charges..................................................................................58
      MATURITY DATE...................................................................................................63
      SELECTING AN ANNUITY OPTION.....................................................................................63
            Fixed Options.............................................................................................64
            Variable Options..........................................................................................65
      Transfers after the Maturity Date...............................................................................66
ADDITIONAL INFORMATION................................................................................................66
      Midland National Life Insurance Company.........................................................................66
      Fund Voting Rights..............................................................................................67
            How We Determine Your Voting Shares.......................................................................67
            Voting Privileges of Participants In Other Companies......................................................67
      Our Reports to Owners...........................................................................................68
      Contract Periods, Anniversaries.................................................................................68
      Dividends.......................................................................................................68
      Performance.....................................................................................................68
            CHANGE OF ADDRESS NOTIFICATION............................................................................69
            MODIFICATION TO YOUR CONTRACT.............................................................................69
      Your Beneficiary................................................................................................69
      Assigning Your Contract.........................................................................................70
      When We Pay Proceeds From This Contract.........................................................................70
      Distribution of the Contracts...................................................................................70
      Regulation......................................................................................................72
      Discount for Employees of Sammons Enterprises, Inc..............................................................73
      Legal Matters...................................................................................................73
      Experts.........................................................................................................73
Statement of Additional Information...................................................................................74
Condensed Financial Information.......................................................................................75

                                   DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus.


Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Annuitant means the person, designated by the owner, upon whose life annuity payments are intended to be based on the maturity date.

Annuity Unit means the units in the Separate Account, after the maturity date that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete Contract Years since the Contract Date.


Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the owner or annuitant.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).


Cash Surrender Value means the Contract Value on the date of surrender minus the contract maintenance charge and any contingent deferred sales charge and the premium tax charge.

Contract Anniversary The same month and day of the Contract Date in each year following the Contract Date.

Contract Date means the date the contract goes into effect and from which Contract Anniversaries and Contract Years are determined.


Contract Value means the sum of the amounts You have in Our General Account and in the investment divisions of Our Separate Account under Your inforce contract.


Contract Month means a month that starts the same date as the contract date in each month.


Contract Year means a year which starts on the same date as the contract date in each month.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner or annuitant if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the annuitant, an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments and inquiries.


Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account C on the Contract Date or as later changed by Us.


In Force means the Annuitant's life remains insured under the terms of the contract.

Investment Division means a division of Separate Account C which invests exclusively in the shares of a specified portfolio of the fund.

Issue Age means the age of the annuitant on the birthday nearest to the Contract Date.


Maturity Date means the date, specified in the contract on which income payments will begin. The maturity date cannot be earlier than the 10th contract anniversary.


Owner means the person who purchases an Individual Variable Annuity Contract and makes the premium payments. The owner has all rights in the contract before the maturity date, including the rights to make withdrawals or surrender the contract, to designate and change the beneficiaries who will receive the proceeds at the annuitant's death before the maturity date, to transfer funds among the investment divisions, and to designate a mode of settlement for the annuitant on the maturity date.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee.


Principal Office means where You contact Us to pay premiums or take other actions, such as transfers between investment divisions. The address is:


                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                              Phone: (877) 586-0240
                               Fax: (866) 270-9565

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.


Separate Account means Our Separate Account C which receives and invests Your premiums under the contract.


Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY


In this prospectus "We", "Our", "Us", "Midland National" and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes the contract is inforce.


Features of Variable Annuity

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for retirement plans that qualify for the special federal tax advantages available under the Internal Revenue Code (qualified contracts) and for retirement plans which do not qualify for those tax advantages (nonqualified contracts).


This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.


Your "Free Look" Right
You have the right to examine the contract and return it to Us for any reason. Your request must be postmarked no later than 10 days after You receive the contract. During the "free look" period Your premium will be allocated to the Fidelity VIP Money Market Investment Division. (See "Free Look" on page 33 for more details.)


Your Contract Value Your contract value depends on:

o the amount and frequency of premium payments,
o the selected portfolio's investment experience,
o interest earned on amounts allocated to the General Account,
o withdrawals, and
o charges and deductions.


You bear the investment risk under the Variable Annuity. There is no minimum guaranteed cash value with respect to any amounts allocated to the Separate Account. (See "Your Contract Value" on page 34).


Flexible Premium Payments
You may pay premiums whenever You want in whatever amount You want, within certain limits. We require an initial minimum premium of at least $2,000; other premium payments must be at least $50. (Currently, We waive the initial minimum premium requirement for certain qualified contracts enrolled in a bank draft investment program or payroll deduction plan.)

You will choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Investment Choices

You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account or to Our General Account, which pays interest at a declared rate, or to a combination of these options. For limitations on premium allocations to the General Account, see "The General Account" on page 31.

For a full description of the portfolios, see the Funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 22).

Each portfolio pays a different investment management or advisory fee and different operating expenses. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 23.

Transfers
You may transfer Your contract value among the investment divisions and between the General Account and the investment divisions. We require minimum amounts, usually $200, for each transfer. Transfers are not permitted before the end of the "free look" period. After the maturity date, you can only make one transfer per contract year and that transfer must be among the investment divisions.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $25 administrative charge after the 4th transfer in a contract year. We also reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners. See "Transfer Limitations".

Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. See definition of "Business Day".

For limitations on transfers to and from the General Account, see "The General Account" on page 31.


Withdrawals

You may generally withdraw all or part of Your cash surrender value at any time, before annuity payments begin. A contingent deferred sales charge may be imposed on any withdrawal, and upon full withdrawal a contract maintenance charge may also be imposed. The amount You request plus any contingent deferred sales charge will be deducted from Your contract value. Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of funds to effect a life annuity. You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 1/2. Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income. (See "Sales Charges on Withdrawals" on page 49, "FEDERAL TAX STATUS" on page 52, and "SELECTING AN ANNUITY OPTION" on page 63.) Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Risk of Increases in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage."); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


FEE TABLE


The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.


Contract Owner Transaction Expenses                Charge

Sales Load Imposed on Premiums                     None
Maximum Surrender Charge (as a percentage          7.00%
of premiums withdrawn)
Transfer Fee                                       $0-$25 1
Maximum TSA Net Loan Interest Rate*                  2%
(of amount in loan account)
* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the General Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You will pay periodically during the time that You own the contract, not including portfolio company fees and expenses.


                                                  Charge
Annual Maintenance Fee2                            $33

Separate Account Annual Expenses
(as a percentage of average contract value)
Mortality and Expense Risk Charge                 1.25%
Administration Fees                               0.15%

Total Separate Account Expenses                   1.40%


1 There is currently no charge for transfers. We reserve the right to impose a $25 charge for each transfer in excess of four (4) in one contract year.

2 The annual maintenance fee is deducted proportionally from the contract value at the time of the charge. The annual maintenance fee is deducted only when the contract value is less than $50,000. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on contracts that have a contract value of less than $50,000. In the examples, the annual maintenance fee is approximated as a annual asset charge of 0.12% (current and guaranteed) based on the average contract value of the contracts based on an average accumulation value of $27,000 as of 12/31/2003.

Range of Annual Operating Expenses for the Portfolios1
The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.


Total Annual Portfolio Company Operating Expenses       Lowest       Highest
(expenses that are deducted from portfolio company
assets, including management fees, distribution,
and/or service (12b-1) fees and other expenses)          0.29%        3.42%

1 The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2003. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts" on page 70.


Expense Examples


The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, the annual contract maintenance charge, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2003).

Both examples assume that You invest $10,000 in the contract for the time periods indicated.

The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Highest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender Your contract at the end of the applicable time period:
(without voluntary waivers of fees or expenses)

                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $1,125        $1,934        $2,744        $4,955

                  ------------- ------------- ------------- -------------


(2) If You annuitize at the end of the applicable time period:

                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $1,125        $1,484        $2,474        $4,955

                  ------------- ------------- ------------- -------------


(3) If You do NOT surrender Your contract:

                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $495          $1,484        $2,474        $4,955

                  ------------- ------------- ------------- -------------


Example 2: Lowest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender Your contract at the end of the applicable time period:

                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $813          $1,017        $1,245        $2,116

                  ------------- ------------- ------------- -------------


(2) If You annuitize at the end of the applicable time period:

                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $813          $567          $975          $2,116

                  ------------- ------------- ------------- -------------


(3) If You do NOT surrender Your contract:

                  ------------- ------------- ------------- -------------
                  1   Year      3   Years     5   Years     10    Years
                  ------------- ------------- ------------- -------------

                  $183          $567          $975          $2,116

                  ------------- ------------- ------------- -------------


The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information
Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Condensed financial information for the Separate Account is located on page 75.


Charges Under the Contracts

Sales Charge

Sales expenses are not deducted from premium payments. However, a contingent deferred sales charge may be assessed against contract values when they are withdrawn, including withdrawals to effect an annuity. (See "Sales Charges on Withdrawals" on page 49.)


The amount of any sales charge depends on the contract year of the withdrawal. The charge for each contract year is a percentage of the premiums withdrawn and is as follows:

                                       Contingent
             Contract                Deferred Sales
               Year                      Charge
               ----                      ------
                 1                         7%
                 2                         6%
                 3                         5%
                 4                         4%
                 5                         3%
                 6                         2%
           7 and beyond                    0%

At the time of a withdrawal, if Your contract value is less than Your premium, the contingent deferred sales charge will be assessed based on the full remaining premium. No contingent deferred sales charge will be assessed upon:

          (a) payment of death proceeds under the contract, or
          (b) exercise of the free withdrawal privilege.


Withdrawals may have tax consequences. (See "Withdrawals" on page 38 and "FEDERAL TAX STATUS" on page 52.


Mortality and Expense Risk Charge

We deduct a 1.25% per annum charge against all contract values held in Separate Account for assuming the mortality and expense risks and other risks under the contract. (See "CHARGES, FEES AND DEDUCTIONS" on page 49.)


Administration and Maintenance Fee

We currently deduct an administration charge of 0.15% per annum from all contract values held in the Separate Account. In addition, a maintenance charge of $33 is deducted annually from each contract. (See "CHARGES, FEES AND DEDUCTIONS" on page 49.)


Transfer Fee
There may be a $25 charge for each transfer in excess of 4 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from all premium payments. (See "Premium Taxes" on page 52.)



                  ADDITIONAL INFORMATION ABOUT VARIABLE ANNUITY

Suitability of the Contracts


Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment. In addition, the contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.

Death Benefit

The Variable Annuity pays a death benefit when the owner or annuitant dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the contract value, and (b) premiums paid less withdrawals.

If the annuitant or owner dies on or after the maturity date, then any remaining guaranteed amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the death. Other rules relating to distributions at death apply to qualified contracts.

Other Products
We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                             Phone #:(877) 586-0240
                              Fax #: (866) 270-9565

You currently may send correspondence and transaction requests to Us by facsimile or telephone at the numbers listed above. Any requests for partial withdrawals, transfers, and surrenders sent to another number may not be considered received at Our Principal Office. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Principal Office. You bear those risks. Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.


State Variations

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.


               OUR SEPARATE ACCOUNT C AND ITS INVESTMENT DIVISIONS

The "Separate Account" is Our Separate Account C, established under the insurance laws of the State of South Dakota in March, 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment policies. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Funds. You may allocate part or all of Your premiums to any 10 of the 37 investment divisions of Our Separate Account at any one time.

The Funds

Each of the 37 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

  1. Alger American Fund,
  2. American Century Variable Portfolios, Inc.,
  3. Fidelity's Variable Insurance Products Fund Initial Class,
  4. INVESCO Variable Investment Funds, Inc.
  5. Lord Abbett Series Fund, Inc.,
  6. MFS(R)Variable Insurance TrustSM,
  7. PIMCO Variable Insurance Trust, and
  8. Van Eck Worldwide Insurance Trust.


Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and Statements of Additional Information. You should read the portfolios' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the Funds and/or their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investments in the Funds. Currently these revenues range from 0.15% to 0.35% of Midland National's investment in the Funds.


Investment Policies Of The Funds' Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:


--------------------------------------- -------------------------------------------------------------------------------------------


Portfolio                                     Objective

--------------------------------------- -------------------------------------------------------------------------------------------

Alger American Fund

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization     Seeks long-term capital appreciation. It focuses on small, fast growing companies that
Portfolio                               offer innovative products, services or technologies to a rapidly expanding marketplace.
                                        Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

--------------------------------------- -------------------------------------------------------------------------------------------

Alger American Growth Portfolio         Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.
                                        The portfolio considers a large company to have a market capitalization of $1 billion or greater.

--------------------------------------- -------------------------------------------------------------------------------------------

Alger American Leveraged AllCap         Seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in
Portfolio                               the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

--------------------------------------- -------------------------------------------------------------------------------------------

Alger American MidCap Growth            Seeks long-term capital appreciation.  It focuses on midsize companies with promising
Portfolio                               growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

--------------------------------------- -------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital             Seeks capital growth by investing primarily in common stocks that management considers
Appreciation Portfolio                  to have better-than-average prospects for appreciation.

--------------------------------------- -------------------------------------------------------------------------------------------

American Century VP Value Portfolio     Seeks long-term capital growth with income as a secondary objective. Invests primarily in equity securities of well-established companies that management believes to be under-valued.

--------------------------------------- -------------------------------------------------------------------------------------------

American Century VP Balanced            Seeks capital growth and current income. Invests approximately 60 percent of its assets in
Portfolio                               common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.

--------------------------------------- -------------------------------------------------------------------------------------------

American Century VP International       Seeks capital growth by investing primarily in securities of foreign companies that
Portfolio                               management believes to have potential for appreciation.

--------------------------------------- -------------------------------------------------------------------------------------------

American Century VP Income &            Seeks dividend growth, current income and capital appreciation. The Portfolio will seek to
Growth Portfolio                        achieve its investment objective by investing in common stocks.

--------------------------------------- -------------------------------------------------------------------------------------------

Fidelity's Variable Insurance Products Funds Initial Class

-----------------------------------------------------------------------------------------------------------------------------------

VIP Money Market Portfolio*             Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S. dollar-denominated money market securities.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP High Income Portfolio               Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital. Contract owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Equity-Income Portfolio             Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the investment manager will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Growth Portfolio                    Seeks capital appreciation by investing in common stocks. The advisor invests the fund's assets in companies the advisor believes have above-average growth potential.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Mid Cap Portfolio                   Seeks long-term growth of capital.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Overseas Portfolio                  Seeks long-term growth of capital, primarily through investments in foreign securities.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Asset ManagerSM Portfolio           Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Investment Grade Bond Portfolio     Seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Contrafund(R) Portfolio             Seeks to achieve capital appreciation over the long term by investing in common stocks and securities of companies whose value the manager believes is not fully recognized by the public.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Asset Manager: Growth Portfolio     Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Index 500 Portfolio                 Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the
                                        Standard & Poor's Composite Index of 500 Stocks.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Growth & Income Portfolio           Seeks high total return, combining current income and capital appreciation. Invests mainly in stocks that pay current dividends and show potential for capital appreciation.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Balanced Portfolio                  Seeks both income and growth of capital. When the investment manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed-income senior securities.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Growth Opportunities Portfolio      Seeks capital growth by investing primarily in common stocks. Although the fund invests primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.

--------------------------------------- -------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds Inc.

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services          Seeks capital growth. The Fund normally invests at least 80% of its net assets in equity
Fund                                    securities and equity-related instruments of companies involved in the financial services sector.

--------------------------------------- -------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund        Seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies develop, produce, or distribute products or services related to health care.

--------------------------------------- -------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income           Seeks long-term growth of capital and income without excessive fluctuation in market
Portfolio                               value.

--------------------------------------- -------------------------------------------------------------------------------------------

Lord Abbett MidCap Value Portfolio      Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.

--------------------------------------- -------------------------------------------------------------------------------------------

Lord Abbett International Portfolio     Seeks long-term capital appreciation.  Invests primarily in equity securities of non-U.S.
                                        issuers.

--------------------------------------- -------------------------------------------------------------------------------------------

MFS(R) Variable Insurance TrustSM

-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VIT Emerging Growth Series       Seeks to provide long-term growth of capital.

--------------------------------------- -------------------------------------------------------------------------------------------

MFS(R) VIT Research Series              Seeks to provide long-term growth of capital and future income.

--------------------------------------- -------------------------------------------------------------------------------------------

MFS(R) VIT Investors Trust Series       Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

--------------------------------------- -------------------------------------------------------------------------------------------

MFS(R)New Discovery Series               Seeks capital appreciation.


--------------------------------------- -------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio        Seeks maximum total return, consistent with preservation of capital and prudent investment management.

--------------------------------------- -------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio        Seeks maximum total return consistent with preservation of capital and prudent investment management.

--------------------------------------- -------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio          Seeks maximum total return, consistent with preservation of capital and prudent investment management.  Invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by
                                        Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
                                        Effective June 1, 2004, the High Yield Portfolio's quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings.  Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa
                                        (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

--------------------------------------- -------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio         Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

--------------------------------------- -------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets           Seeks long-term capital appreciation by investing primarily in "hard asset securities."
Fund                                    Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.

--------------------------------------- -------------------------------------------------------------------------------------------

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Fidelity Management & Research Company manages the VIP Portfolios. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust Van Eck Global manages the Van Eck Global Worldwide Insurance Trust.

The funds may make a material change in their investment policies. In that case, We will send You notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $25 administration fee will be assessed (see "Transfers of Contract Value" on page
35).

The Funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the Funds for mixed and shared funding. The Funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.


The Fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of any of the Funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.


Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your contract value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.

Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the Funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the Funds' expenses. The accumulation unit values also reflect the daily asset charge We make to Our Separate Account at an effective annual rate of 1.40%. Additional information on the accumulation unit values is contained in the Statement of Additional Information.


We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate Separate Account C. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

o add investment divisions to, or remove investment divisions from Our Separate Account;

o       combine two or more divisions within Our Separate Account;

o withdraw assets relating to Our variable annuities from one investment division and put them into another;

o eliminate a portfolio's shares and substitute shares of another portfolio of the Funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C's purposes. However, if required, We would first seek approval from the SEC and the insurance regulator where the contract is delivered;

o end the registration of Our Separate Account under the Investment Company Act of 1940;

o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of the Company under the Investment Company Act of 1940);

o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.


                               THE GENERAL ACCOUNT

You may allocate some or all of Your contract value to the General Account, subject to certain limitations described below. The General Account pays interest at a declared rate. We guarantee the principal after charges and deductions. The General Account supports Our insurance and annuity obligations. Certain states do not permit allocations and transfers to and from the General Account. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the General Account.

You may accumulate amounts in the General Account by:

  o allocating premiums,
  o transferring amounts from the investment divisions, or
  o earning interest on amounts You already have in the General Account.

Transfers, withdrawals and allocated deductions reduce this amount. $250,000 is the maximum amount that, over the contract's life, You can allocate to the General Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the General Account. The annual interest rate has a minimum guarantee of 3.0% per year. We may, at Our sole discretion, credit interest in excess of 3.0%. You assume the risk that interest credited may not exceed 3.0%. Currently, We intend to guarantee the interest rate for one-year periods, starting at the beginning of each calendar year. Interest is compounded daily at an effective annual rate that equals the annual rate We declare. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the General Account, regardless of the investment performance of any part or all of Our General Account assets.

You may transfer amounts between the General Account and any investment divisions until the maturity date. However, only 2 transfers are allowed out of the General Account per contract year. The total amount transferred from the General Account in any contract year is limited to the larger of:

  1. 25% of the amount in the General Account at the beginning of the contract year, or
  2.$25,000 (We reserve the right to lower this to $1,000).

These limits do not apply to transfers made in a Dollar Cost Averaging program that occurs over a period of 12 or more months.

The General Account may not be available in all states. Your state of issue will determine if the General Account is available on Your contract. Please check Your contract form to see if the General Account is available on Your contract.

                     DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract


To buy a contract, You must send Us an application form and an initial premium payment of at least $2,000. If You enroll in a bank draft investment program or payroll deduction plan for a qualified contract and the monthly premium is at least $100, then the initial premium amount can be lower. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50, may then be made by check or money order payable to Midland National and mailed to the Principal Office.


If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.


Your initial premium payment will be allocated to the Fidelity VIP Money Market Investment Division as of the business day We receive it or We accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.


Free Look

You have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return the greater of:

  1. the premium paid, or
  2. the contract value plus the sum of all charges deducted from the contract value.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements.


Tax-Free "Section 1035" Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).


Allocation of Premiums

We allocate Your entire contract value to the Fidelity VIP Money Market Investment Division during the "Free Look" period. You will specify Your desired premium allocation on the contract's application form. Transfer requests received during the free look period will be processed as of the date of reallocation. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time. In certain states, allocations to and transfers from the General Account are not permitted.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will affect transactions as of the business day We receive Your request at Our Principal Office. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 41).

Your Contract Value

Your contract value is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan). Your contract value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any transfers, any loans, any withdrawals, and any charges assessed in connection with the contract. There is no guaranteed minimum contract value. Transaction and sales charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the General Account. Your contract value in the General Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, withdrawals, and transfers) on Your accumulation value in the General Account. There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your contract value to go up or down.


Transfers of Contract Value

You may generally transfer amounts among the investment divisions and between the General Account and any investment division before the maturity date. Write to Our Principal Office to make a transfer of contract value. Currently, You may make an unlimited number of transfers of contract value in each contract year (subject to the "Transfer Limitations" below). But, We reserve the right to assess a $25 charge for each transfer after the 4th transfer in a contract year.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For limitations on transfers to and from the General Account, see "The General Account" on page 31.


After the maturity date, You can only make one transfer per contract year and only among the investment divisions.


We also reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Transfer Limitations

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a two to five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS New Discovery Series to FI Money Market, followed by a transfer from Money Market back to New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition, Our own Market Timing Procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or Registered Representative.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions or purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the Dollar Cost Averaging program, Enhanced Dollar Cost Averaging program, and Portfolio Rebalancing program in these limitations. We may vary Our Market Timing Procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for some or all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original `wet' contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer, but We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

To the extent permitted by applicable law, We reserve the right to defer the transfer privilege at any time that We are unable to purchase or redeem shares of any of the portfolios available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

Withdrawals

You may withdraw all or part of Your cash surrender value by sending Us a written request at Our Principal Office. The cash surrender value is the contract value minus the contract maintenance charge and any applicable contingent deferred sales charges. (Withdrawals may be restricted by a retirement arrangement under which You are covered.) Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more and cannot reduce Your contract value to less than $1,000. If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn. For a full withdrawal, You must send in Your contract with Your withdrawal request.

Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid. In addition, upon full withdrawal, a contract maintenance charge may also be subtracted.

Completed withdrawal requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly completed withdrawal request in good order. We may defer payment for a longer period when:

o trading on the New York Stock Exchange is restricted as defined by the SEC;

o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

o for such other periods as the SEC may by order permit for the protection of owners.

We expect to pay the withdrawal amount from the General Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account. This allocation is subject to minimum amount requirements. The contingent deferred sales charge will be determined without reference to the source of the withdrawal. The charge will be based on the contract year and withdrawals. (See "CHARGES, FEES AND DEDUCTIONS" on page 49.)

A withdrawal will generally have Federal income tax consequences that can include income tax penalties and tax withholding. You should consult Your tax advisor before making a withdrawal. (See "FEDERAL TAX STATUS" on page 52.)

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the
Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal.

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 1/2 except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted. (See "FEDERAL TAX STATUS" on page 52.)

Loans

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code. After the first contract anniversary and prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan. Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

(a) $50,000 reduced by the excess (if any) of:
    (i) the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over
    (ii)the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or
(b) the greater of:
    (i) one half of the present value of the nonforfeitable cash surrender value of this contract; or
    (ii)$10,000.

The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at the General Account minimum interest rate of 3% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to Your total contract value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the General Account.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).

A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% per year while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% per year, then the contract value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2% per year.


Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.


You can elect the DCA program at any time. Only one active DCA program is allowed at a time. You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account. DCA is only available if the amount in the DCA source account is at least $2,400 at the time DCA is to begin. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election must specify:


        1.      the DCA source account from which transfers will be made,

        2. that any money received with the form is to be placed into the DCA source account,

        3. the total monthly amount to be transferred to the other investment divisions, and

        4. how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the first contract month which occurs at least 30 days after the day the request is received.


If a DCA program is elected after issue and the source account is the General Account, the minimum number of months for the program is 12 months.


DCA will last until the total monies allocated for DCA are exhausted or until or until We receive Your written termination request. DCA automatically terminates on the maturity date.


You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's notice.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of contract value. While We currently do not charge for transfers, We do reserve the right to charge for each transfer after the 4th one in any contract year.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows contract owners, who are not Dollar Cost Averaging, to reset the percentage of contract value allocated to each investment division to a pre-set level. (For example, an owner may specify 30% in the Fidelity VIP Growth Investment Division, 40% in the Fidelity VIP High Income Investment Division and 30% in the Fidelity VIP Overseas Investment Division.) Portfolio Rebalancing does not apply to loaned monies in the General Account. If You elect this option, then each contract anniversary We will transfer the amounts needed to "rebalance" the contract value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with the Portfolio Rebalancing option, the contract value may only be allocated to up to 10 investment divisions at any one time. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

Transfers out of the General Account which occur due to the Portfolio Rebalancing option are still subject to the limits of transfers out of the General Account discussed in "The General AccountError! Reference source not found." section on page 31.

Free Withdrawal Amount

After the first contract year, You may withdraw 10% of the total premiums paid without incurring a contingent deferred sales charge, if the withdrawal is the first in the contract year. The value of 10% of the total premiums paid is determined on the date of the requested withdrawal. The full 10% is available only if no other withdrawals have been taken during that contract year. The free withdrawal amount is not subject to the $500 minimum withdrawal amount. However, it must be at least $100.



Death Benefit


If the annuitant or the owner dies before the maturity date while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required.

If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the contract value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all required forms and documentation are received within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

If the annuitant or owner dies on or after the maturity date, then any remaining amounts, other than the amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and the annuitant, the owner is presumed to have died first.


The death benefit paid will be the greatest of:

        (a) The current contract value. For this purpose, the current contract value is the value on the business day We receive at Our Principal Office the latest of:
                (1) due proof of death, and
                (2) an election form of how the death proceeds are to be paid and any other documentation or forms required (or 90 days after We receive due proof of death, if all required forms and documentation are not received), or

        (b) 100% of the total net premium payments made to Your contract, reduced by any prior withdrawals including any surrender charges.


If the annuitant or owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants and beneficiaries, and consult Your agent if You have questions.


Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.



                          CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals


We may deduct a contingent deferred sales charge (a surrender charge) on a full or partial withdrawal of premiums (including a withdrawal to effect an annuity) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the contingent deferred sales charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from the charge for the assumption of mortality and expense risks (described below). For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any. There is no sales charge on the investment income withdrawn.


The amount of any sales charge depends on the contract year of withdrawal. Your first contract year begins on the contract date. A subsequent contract year begins on each anniversary of that date. Premium payments are considered withdrawn in the order that they were received.


The charge for each contract year is a percentage of the premiums withdrawn and is as follows:


                                      Contingent
                 Contract           Deferred Sales
                   Year                 Charge
                   ----                 ------
                     1                    7%
                     2                    6%
                     3                    5%
                     4                    4%
                     5                    3%
                     6                    2%
               7 and beyond               0%


If Your contract value is less than the premiums You have paid at the time of withdrawal (because of negative investment performance), We will still assess a contingent deferred sales charge against the full remaining premium amount.

If You make a full withdrawal after the contract has been inforce for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.


Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.

Administrative Charge


We deduct a daily charge for Our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest. If You have selected a variable annuity option, We will continue to assess this charge after the maturity date. The investment divisions' accumulation unit values and annuity unit values reflect this charge. We cannot increase this charge.


Mortality and Expense Risk Charge


We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.25% of the value of the assets in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest. If You have selected a variable annuity option, We will continue to assess this charge after the maturity date. The investment divisions' accumulation unit values and annuity unit values reflect this charge. We cannot increase this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses.


Contract Maintenance Charge

We deduct a contract maintenance charge of $33 on each contract anniversary on or before the maturity date. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. We deduct this charge from each investment division and the General Account in the same proportion as the value of Your interest in each has to the total contract value. If the contract is surrendered during a contract year then We will deduct the full contract maintenance charge for the current contract year at that time.

We may reduce the annual maintenance charge for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.


Transfer Charge

Currently, We do not charge You for making transfers of contract value among investment divisions. We reserve the right to assess a $25 charge for each transfer after the 4th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge to the investment divisions from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions, then a $12.50 transfer charge will be allocated to each of the investment divisions.

LOAN INTEREST

Loan interest is charged in arrears on the outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract year and will bear interest at the same rate of the loan. We charge an annual interest rate of 5.0%.

After offsetting the 3.0% annual interest rate, We guarantee we will credit to the portion of Our General Account securing the loan, the maximum guaranteed net cost of loans is 2.0% annually.

Charges In The Funds

The Funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary.

See the funds' prospectuses for more information.



Premium Taxes


Midland National will deduct from all premium payments a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.


Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

If such a charge is made, it would be set aside as a provision for taxes, which We would keep in the effected Investment Division rather than in Our General Account.

                               FEDERAL TAX STATUS

Introduction


NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Nonqualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the Statement of Additional Information.

o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

        1.      elective contributions made in years beginning after December
                31, 1988;

        2.      earning on those contributions; and

        3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

        Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

o Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing for their employees or themselves and make contributions to the contract on a pre-tax basis.

o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding.

"Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to certain nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Loans

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity or other qualified retirement plan, Your contract is referred to as a nonqualified contract.

If You make a surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The bonus credit will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

        o       paid on or after the taxpayer reaches age 59 1/2;

        o       paid after an owner dies;

        o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

        o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

        o       paid under an immediate maturity; or

        o       which come from premium payments made prior to August 14, 1982.

Multiple Contracts
All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions from qualified and nonqualified contracts generally are subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuity maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the contract because of the death of an owner or an annuitant. Generally, such amounts should be includable in the income of the recipient:

o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.


MATURITY DATE


The maturity date is the date on which income payments will begin under the annuity option You have selected. The maturity date is generally the contract anniversary nearest the annuitant's attained age of 90 for nonqualified contracts and is the contract anniversary nearest the Annuitant's 70th birthday for qualified contracts. The maturity date differs based on the laws of the state in which this contract is delivered. You may elect a different maturity date by sending a written request to Us at least 31 days before the requested new maturity date. The requested maturity date must be a contract anniversary. The requested maturity date cannot be later than the annuitant's attained age 90 and cannot be earlier than the 10th contract anniversary. However, if You make a full withdrawal after the contract has been inforce for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge. For qualified contracts, the requested maturity date cannot be earlier than the annuitant's attained age 59-1/2 or five years from the contract date, whichever is later. In addition, for qualified contracts, the maturity date cannot be later than April 1 of the calendar year immediately following the calendar year in which the annuitant attains the age of 70-1/2.


If You have not previously specified otherwise, then on the maturity date You may:

        1. take the cash surrender value (in some states, the contract value) in one lump sum, or

        2. convert the contract value into an annuity payable to the annuitant under one or more of the payment options described below.

SELECTING AN ANNUITY OPTION


You may apply the contract value to effect an annuity. Unless You choose otherwise, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed payout and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.


Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payment may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes:


        o       rules on the minimum amount We will pay under an option;

        o minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

        o the naming of people who are entitled to receive payment and their successors; and

        o       the ways of proving age and survival.


You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office.

Fixed Options
Payments under the fixed options are not affected by the investment experience of any investment division. The value as of the maturity date will be applied to the fixed option selected. Thereafter, interest or payments are fixed according to the options chosen. The following fixed options are available:


(1) Proceeds Left At Interest: The proceeds will stay on deposit with Us for a period that We agree upon. You will receive interest on the proceeds at a declared interest rate.

(2)     Installment Options: There are two ways that We pay installments:

        (a) Payment for a Specified Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

        (b) Payment of a Specified Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

(3) Payment of a Life Income: We will pay the proceeds as a monthly income for life. You may choose from 1 of 4 ways to receive the income. We will guarantee payments for:

        (a)     at least 5 years (called "5 Years Certain and Life");

        (b)     at least 10 years (called "10 Years Certain and Life");

        (c)     at least 20 years (called "20 Years Certain and Life"); or

        (d) payment only for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

(4) Annuity: You may ask Us to apply the proceeds under any option that We make available at the time the benefit is paid.

We guarantee interest under the fixed options at a rate of 2.75% a year. At our discretion, We may also credit interest under the fixed deposit options at a rate that is above the 2.75% guaranteed rate.


Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.


The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be set at $10 on the first day there are contract transactions in Our Separate Account Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the daily asset charge We make at an effective annual rate of 1.40%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the Statement of Additional Information that can be obtained by writing to Our Principal Office.

The following variable options are available:


        1. Monthly Life Income Option: We will pay the proceeds as a monthly income for life. You may choose from 1 of 4 ways to receive the income. We will guarantee payments for:

                (a)     at least 5 years (called "5 Years Certain and Life");

                (b)     at least 10 years (called "10 Years Certain and Life");

                (c)     at least 20 years (called "20 Years Certain and Life");
                        or

                (d) payment only for life. With a life only payment option, payments will only be made as long as the annuitant is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

        2. Annuity: You may ask Us to apply the proceeds under any option that We make available at the time the benefit is paid.


Transfers after the Maturity Date


After the maturity date, one transfer per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the General Account.


                             ADDITIONAL INFORMATION

Midland National Life Insurance Company


We are Midland National Life Insurance Company, a stock life insurance Company. We were organized in 1906, in South Dakota, as a mutual life insurance Company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance Company, in 1909. Our name "Midland National" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                               Fax: (866) 270-9565

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.


Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the Funds' portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

   o to elect the Funds' Board of Directors,
   o to ratify the selection of independent auditors for the Funds,
   o on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and
   o to change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract. We will vote at shareholders meetings according to Your instructions.

The Funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Fund portfolios in which Your contract value has been invested. We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting. We count fractional shares.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's advisor or the investment policies of its portfolios. We will advise You if We do.

Voting Privileges of Participants In Other Companies
Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows:

   o Your contract value, and
   o any transactions involving Your contract value that occurred during the year. Transactions include Your premium allocations, transfers and withdrawals made in that year.

These quarterly and annual statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by checking account deductions or Civil Service Allotments). Confirmation notices will be sent to You for transfers of amounts between investment divisions and certain other contract transactions.

We will also send You semi-annual reports with financial information on the Funds.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract's information page. Each contract month begins on the same day in each contract month. The calendar days of 29, 30, and 31 are not used.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.


Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's return, You should recognize that they are not the same as actual year-by-year results.


Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the contingent deferred sales charge. The standard quotations of yield reflect the annual maintenance charge.

The Fidelity VIP Money Market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. The Fidelity VIP Investment Grade Bond and the Fidelity VIP High Income investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.


Midland National may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to Your old address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

        (a) permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

        (b) assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

        (c)     reflect a change in the operation of the Separate Account; or

        (d)     provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.


Your Beneficiary


You name the beneficiary in the contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the owner's and annuitant's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the owner or annuitant dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the owner or annuitant dies, then We will pay the death benefit to the owner's or annuitant's estate.


Assigning Your Contract

You may assign Your rights in a nonqualified contract. You must send a copy of the assignment to Our Principal Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

When We Pay Proceeds From This Contract


We will generally pay any death benefits, withdrawals, or loans within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.


We may delay payment for one or more of the following reasons:


   1) We cannot determine the amount of the payment because:
      a) the New York Stock Exchange is closed,
      b) trading in securities has been restricted by the SEC, or
      c) the SEC has declared that an emergency exists,
   2) the SEC by order permits Us to delay payment to protect Our owners, or
   3) Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the contract value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You or Your contract to government agencies and departments.


We may defer payment of any withdrawal or surrender from the General Account, for up to 6 months after We receive Your request.


Distribution of the contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent Company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the Contracts by its registered representatives as well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.15% to 0.35% of Separate Account assets invested in the particular fund.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.25% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the contingent deferred sales charge; (b) the mortality and expense charge; (c) the administrative charge; (d) revenues, if any, received from the underlying portfolios or their managers; and (e) investment earnings on amount allocated to the General Account. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account.


Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.


Employees of Sammons Enterprises, Inc., may receive a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National will be paid into the employee's contract during the first year.


Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided legal advice regarding certain matters relating to the federal securities laws. We are not involved in any material legal proceedings.

Experts

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report which appears in the registration statement. The address for PricewaterhouseCoopers LLP is:


                       Suite 1300, 650 Third Avenue South
                           Minneapolis, MN 55402-4333

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION


A free copy of the Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The Statement of Additional Information can be acquired by checking the appropriate box on the application form, or by writing Our Principal Office, or by calling the Statement of Additional Information Toll Free number at 1-877-586-0240. The following is the Table of Contents for the Statement of Additional Information:

                                TABLE OF CONTENTS
                                                                        Page
THE CONTRACT
     Non-Participation                   ...............................3
     Misstatement of Age or Sex          ...............................3
     Proof of Existence and Age          ...............................3
     Assignment                          ...............................3
     Annuity Data                        ...............................3
     Incontestability                    ...............................3
     Ownership                           ...............................3
     Entire Contract                     ...............................4
     Changes in the Contract             ...............................4
     Protection of Benefits              ...............................4
     Accumulation Unit Value             ...............................4
     Annuity Payments                    ...............................5
CALCULATION OF YIELDS AND TOTAL RETURNS
     Money Market Investment Division Yield Calculation ................6
     Other Investment Division Yield Calculations ......................6
     Standard Total Return Calculations Assuming Surrender ..............7
     Other Performance Data                 ............................10
     Adjusted Historical Performance Data ..............................12
FEDERAL TAX MATTERS

     Tax Free Exchanges (Section 1035)      ............................17
     Required Distributions                 ............................18
     Non-Natural Person Owners              ............................18
     Diversification Requirements           ............................18
     Owner Control                          ............................18
     Taxation of Qualified Contracts        ............................19
DISTRIBUTION OF THE CONTRACT                ............................20
SAFEKEEPING OF ACCOUNT ASSETS               ............................22
STATE REGULATION                            ............................22
RECORDS AND REPORTS                         ............................22
LEGAL PROCEEDINGS                           ............................22
LEGAL MATTERS                               ............................22
EXPERTS                                     ............................22
OTHER INFORMATION                           ............................23
FINANCIAL STATEMENTS                        ............................23

                         CONDENSED FINANCIAL INFORMATION


The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation. An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount prior to the maturity date. The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract. The information for all other accumulation unit values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

     Investment Division            Accumulation Unit Value        Accumulation Unit Value        Number of Accumulation
  Fidelity VIP Money Market          at Beginning of Period            at End of Period            Units at End of Period

             1994                            10.02                          10.31                        207,115
             1995                            10.31                          10.76                        320,841
             1996                            10.76                          11.18                        450,641
             1997                            11.18                          11.63                        534,936
             1998                            11.63                          12.08                       1,031,930
             1999                            12.08                          12.52                       1,259,530
             2000                            12.52                          13.14                        854,558
             2001                            13.14                          13.50                       1,090,683
             2002                            13.50                          13.53                        775,813
             2003                            13.53                          13.39                        534,687


Fidelity VIP High Income

             1994                            10.20                          9.93                          70,977
             1995                            9.93                           11.83                        139,335
             1996                            11.83                          13.26                        221,760
             1997                            13.26                          13.58                        221,760
             1998                            13.58                          14.51                        443,482
             1999                            14.51                          15.48                        457,402
             2000                            15.48                          11.83                        378,755
             2001                            11.83                          10.30                        351,995
             2002                            10.30                          10.50                        287,561
             2003                            10.50                          13.18                        309,646


Fidelity VIP Equity-Income

             1994                            10.16                          10.71                        163,874
             1995                            10.71                          14.35                        385,807
             1996                            14.35                          16.09                        696,083
             1997                            16.09                          20.33                        929,862
             1998                            20.33                          22.37                       1,212,515
             1999                            22.37                          23.46                       1,292,017
             2000                            23.46                          25.08                       1,089,815
             2001                            25.08                          23.50                       1,009,270
             2002                            23.50                          19.24                        856,412
             2003                            19.24                          24.73                        767,696


Fidelity VIP Growth

             1994                            10.09                          9.80                         160,540
             1995                            9.80                           13.32                        347,738
             1996                            13.32                          15.01                        700,985
             1997                            15.01                          18.28                        917,650
             1998                            18.28                          25.14                       1,102,018
             1999                            25.14                          34.07                       1,444,405
             2000                            34.07                          29.91                       1,792,936
             2001                            29.91                          24.28                       1,530,764
             2002                            24.28                          16.73                       1,275,719
             2003                            16.73                          21.92                       1,141,068


Fidelity VIP Overseas

             1994                            10.40                          10.37                        147,456
             1995                            10.37                          11.36                        217,322
             1996                            11.36                          12.59                        282,107
             1997                            12.59                          13.85                        336,988
             1998                            13.85                          15.39                        300,975
             1999                            15.39                          21.65                        293,703
             2000                            21.65                          17.27                        346,900
             2001                            17.27                          13.42                        305,263
             2002                            13.42                          10.55                        265,757
             2003                            10.55                          14.91                        240,310


Fidelity VIP MidCap

           2000 (5)                          10.00                          9.99                         123,097
             2001                            9.99                           9.54                         274,080
             2002                            9.54                           8.48                         388,673
             2003                            8.48                           11.59                        389,660


Fidelity VIP Asset Manager

             1994                            10.48                          9.67                         280,056
             1995                            9.67                           11.22                        362,467
             1996                            11.22                          12.65                        447,842
             1997                            12.65                          15.05                        534,109
             1998                            15.05                          17.06                        585,516
             1999                            17.06                          18.70                        603,487
             2000                            18.70                          17.71                        523,744
             2001                            17.71                          16.75                        443,064
             2002                            16.75                          15.07                        389,168
             2003                            15.07                          17.53                        336,590


Fidelity VIP Investment Grade Bond

             1994                            10.06                          9.52                          31,444
             1995                            9.52                           11.03                         52,431
             1996                            11.03                          11.22                         97,711
             1997                            11.22                          12.06                        136,067
             1998                            12.06                          12.94                        343,788
             1999                            12.94                          12.63                        426,095
             2000                            12.63                          13.85                        340,769
             2001                            13.85                          14.82                        480,240
             2002                            14.82                          16.12                        555,495
             2003                            16.12                          16.72                        453,756


Fidelity VIP Contrafund(R)

            1995(1)                          10.00                          11.84                         35,906
             1996                            11.84                          14.17                        187,702
             1997                            14.17                          17.34                        397,591
             1998                            17.34                          22.22                        582,354
             1999                            22.22                          27.23                        809,424
             2000                            27.23                          25.07                        934,830
             2001                            25.07                          21.69                        854,454
             2002                            21.69                          19.39                        755,297
             2003                            19.39                          24.56                        689,941


Fidelity VIP Asset Manager: Growth

            1995(1)                          10.00                          11.48                         13,682
             1996                            11.48                          13.56                         71,781
             1997                            13.56                          16.72                        176,790
             1998                            16.72                          19.38                        255,206
             1999                            19.38                          22.03                        308,652
             2000                            22.03                          19.02                        299,570
             2001                            19.02                          17.36                        254,141
             2002                            17.36                          14.46                        209,849
             2003                            14.46                          17.59                        180,339


Fidelity VIP Index 500

             1994                            10.15                          10.11                         32,675
             1995                            10.11                          13.79                         71,305
             1996                            13.79                          16.57                        256,789
             1997                            16.57                          21.67                        497,774
             1998                            21.67                          27.42                        870,732
             1999                            27.42                          32.59                       1,332,497
             2000                            32.59                          29.14                       1,414,775
             2001                            29.14                          25.25                       1,242,879
             2002                            25.25                          19.36                       1,062,829
             2003                            19.36                          24.51                        929,993


Fidelity VIP Growth & Income

             1997                            10.00                          12.36                         54,877
             1998                            12.36                          15.79                        301,273
             1999                            15.79                          17.00                        533,307
             2000                            17.00                          16.16                        557,245
             2001                            16.16                          14.54                        521,679
             2002                            14.54                          11.95                        463,086
             2003                            11.95                          14.59                        421,946


Fidelity VIP Balanced

            1997(2)                          10.00                          11.45                         39,701
             1998                            11.45                          13.28                        146,152
             1999                            13.28                          13.70                        266,510
             2000                            13.70                          12.92                        275,343
             2001                            12.92                          12.54                        269,866
             2002                            12.54                          11.29                        264,774
             2003                            11.29                          13.10                        266,803


Fidelity VIP Growth Opportunities

            1997(2)                          10.00                          12.28                         75,926
             1998                            12.28                          15.08                        320,588
             1999                            15.08                          15.51                        499,339
             2000                            15.51                          12.68                        483,155
             2001                            12.68                          10.70                        410,847
             2002                            10.70                          8.25                         356,436
             2003                            8.25                           10.56                        324,087


American Century VP Capital Appreciation

            1997(2)                          10.00                          11.35                         13,870
             1998                            11.35                          10.94                         43,157
             1999                            10.94                          17.76                         56,765
             2000                            17.76                          19.09                        219,731
             2001                            19.09                          13.54                        205,838
             2002                            13.54                          10.52                        175,096
             2003                            10.52                          12.50                        144,988


American Century VP Value

            1997(2)                          10.00                          12.26                         44,666
             1998                            12.26                          12.66                        141,481
             1999                            12.66                          12.39                        140,385
             2000                            12.39                          14.43                        151,155
             2001                            14.43                          16.05                        257,059
             2002                            16.05                          13.83                        270,661
             2003                            13.83                          17.58                        260,992


American Century VP Balanced

            1997(2)                          10.00                          11.40                         13,519
             1998                            11.40                          13.01                         45,229
             1999                            13.01                          14.12                         60,982
             2000                            14.12                          13.56                         77,654
             2001                            13.56                          12.89                         96,137
             2002                            12.89                          11.50                         93,341
             2003                            11.50                          13.54                        103,627


American Century VP International

            1997(2)                          10.00                          10.93                         34,973
             1998                            10.93                          12.79                         91,430
             1999                            12.79                          20.70                        137,562
             2000                            20.70                          16.98                        280,155
             2001                            16.98                          11.85                        257,976
             2002                            11.85                          9.31                         232,073
             2003                            9.31                           11.43                        212,119


American Century VP Income & Growth

            1998(3)                          10.00                          11.92                         12,172
             1999                            11.92                          13.88                         84,497
             2000                            13.88                          12.23                        167,671
             2001                            12.23                          11.05                        168,659
             2002                            11.05                          8.79                         152,009
             2003                            8.79                           11.21                        141,643


MFS VIT Emerging Growth

            1998(3)                          10.00                          12.56                         10,106
             1999                            12.56                          21.89                        168,739
             2000                            21.89                          17.35                        627,082
             2001                            17.35                          11.38                        612,055
             2002                            11.38                          7.43                         479,968
             2003                            7.43                           9.54                         424,878


MFS VIT Research

            1998(3)                          10.00                          11.78                         9,782
             1999                            11.78                          14.41                        106,941
             2000                            14.41                          13.52                        216,734
             2001                            13.52                          10.50                        243,679
             2002                            10.50                          7.81                         226,843
             2003                            7.81                           9.60                         193,197


MFS VIT Investors Trust

            1998(3)                          10.00                          11.54                         2,539
             1999                            11.54                          12.14                         55,568
             2000                            12.14                          11.96                         87,928
             2001                            11.96                          9.91                         111,749
             2002                            9.91                           7.72                         104,280
             2003                            7.72                           9.30                          96,611


MFS VIT New Discovery

            1998(3)                          10.00                          12.89                           84
             1999                            12.89                          22.06                         22,846
             2000                            22.06                          21.32                        181,758
             2001                            21.32                          19.96                        196,868
             2002                            19.96                          13.45                        190,967
             2003                            13.45                          17.74                        196,636


Lord Abbett  Growth and Income

            1998(3)                          10.00                          10.72                         14,051
             1999                            10.72                          13.19                         81,150
             2000                            13.19                          15.07                        177,087
             2001                            15.07                          13.86                        312,567
             2002                            13.86                          11.20                        327,700
             2003                            11.20                          14.47                        312,118


Lord Abbett  MidCap Value

            1999(4)                          10.00                          10.28                         2,846
             2000                            10.28                          15.44                        122,941
             2001                            15.44                          16.45                        286,189
             2002                            16.45                          14.64                        324,812
             2003                            14.64                          18.00                        324,416


Lord Abbett  International

            1999(4)                          10.00                          12.87                          818
             2000                            12.87                          9.06                          26,139
             2001                            9.06                           6.56                          31,399
             2002                            6.56                           5.32                          31,288
             2003                            5.32                           7.41                          32,307


Alger American Growth Portfolio

            2000(5)                          10.00                          8.11                          21,814
             2001                            8.11                           7.05                         194,922
             2002                            7.05                           4.66                         157,878
             2003                            4.66                           6.21                         239,077


Alger American MidCap Portfolio

            2000(5)                          10.00                          8.69                          28,748
             2001                            8.69                           8.01                         147,826
             2002                            8.01                           5.56                         164,604
             2003                            5.56                           8.11                         314,939


Alger American Leveraged All-Cap Portfolio

            2000(5)                          10.00                          7.51                          56,253
             2001                            7.51                           6.22                         293,506
             2002                            6.22                           4.05                         397,144
             2003                            4.05                           5.39                         446,609


Alger American SmallCap Portfolio

            2000(5)                          10.00                          7.95                          1,874
             2001                            7.95                           5.52                          25,597
             2002                            5.52                           4.02                          63,605
             2003                            4.02                           5.64                         179,885


Van Eck Worldwide Hard Assets Fund

            2002(6)                          10.00                          8.53                          4,709
             2003                            8.36                           10.68                         58,861


LEVCO Equity Value Fund

            200267)                          10.00                          7.36                           572
             2003                            8.13                           10.24                        365,024


INVESCO VIF Financial Services Fund

            2002(6)                          10.00                          8.36                          19,805
             2003                            7.36                           9.35                           208


INVESCO VIF Health Sciences Fund

            2002(6)                          10.00                          8.13                          10,812
             2003                            8.53                           12.19                         8,208

PIMCO High Yield Portfolio
            2003(7)                          10.00                          10.87                         87,433

PIMCO Low Duration Portfolio
            2003(7)                          10.00                          9.97                          6,557

PIMCO Real Return Portfolio
            2003(7)                          10.00                          10.48                         7,589

PIMCO Total Return Portfolio
            2003(7)                          10.00                          10.10                         25,888

(1) Period from 5/1/95 to 12/31/95
(2) Period from 5/1/97 to 12/31/97
(3) Period from 10/1/98 to 12/31/98
(4) Period from 9/15/99 to 12/31/99
(5) Period from 9/14/2000 to 12/29/2000
(6) Period from 5/1/2002 to 12/31/2002
(7) Period from 5/1/03 to 12/31/03

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:


                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                               Fax: (866) 270-9565

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102



SEC File No. 811-07772

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

                                VARIABLE ANNUITY
               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   Issued By:

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
             (through the Midland National Life Separate Account C)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2004, bycontacting Us, at Our Principal Office located at:


                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)


Terms used in the current prospectus for the policy are incorporated in this statement.


This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this contract and the prospectuses for all of the portfolios currently available in the contract.

                                Dated May 1, 2004

                                Table of Contents

THE CONTRACT.....................................................................................................................4
      Non-Participation..........................................................................................................4
      Misstatement of Age or Sex.................................................................................................4
      Proof of Existence and Age.................................................................................................4
      Assignment.................................................................................................................4
      Annuity Data...............................................................................................................4
      Incontestability...........................................................................................................4
      Ownership..................................................................................................................4
      Entire Contract............................................................................................................5
      Changes in the Contract....................................................................................................5
      Protection of Benefits.....................................................................................................5
      Accumulation Unit Value....................................................................................................5
      Annuity Payments...........................................................................................................6
CALCULATION OF YIELDS AND TOTAL RETURNS..........................................................................................7
      Money Market Investment Division Yield Calculation.........................................................................7
      Other Investment Division Yield Calculations...............................................................................8
      Standard Total Return Calculations Assuming Surrender......................................................................8
      Other Performance Data....................................................................................................13
      Adjusted Historical Performance Data......................................................................................17
FEDERAL TAX MATTERS.............................................................................................................25
      Tax-Free Exchanges (Section 1035).........................................................................................25
      Required Distributions....................................................................................................25
      Non-Natural Person Owners.................................................................................................26
      Diversification Requirements..............................................................................................26
      Owner Control.............................................................................................................26
      Taxation of Qualified Contracts...........................................................................................26
DISTRIBUTION OF THE CONTRACT....................................................................................................27
SAFEKEEPING OF ACCOUNT ASSETS...................................................................................................30
STATE REGULATION................................................................................................................30
RECORDS AND REPORTS.............................................................................................................30
LEGAL PROCEEDINGS...............................................................................................................30
LEGAL MATTERS...................................................................................................................30
EXPERTS.........................................................................................................................30
OTHER INFORMATION...............................................................................................................31
FINANCIAL STATEMENTS............................................................................................................31

                                  THE CONTRACT


Non-Participation


The contracts are non-participating. No dividends are payable and the contracts will not share in the profits or surplus earnings of Midland National.


Misstatement of Age or Sex


If the age or sex of the annuitant or any other payee has been misstated in the application, the annuity payable under the contract will be whatever the contract value of the contract would purchase on the basis of the correct age or sex of the annuitant and/or other payee, if any, on the date annuity payments begin. Any overpayment or underpayments by Midland National as a result of any such misstatement will be corrected using an interest rate of 6% per year.


Proof of Existence and Age


Before making any payment under the contract, We may require proof of the existence and/or proof of the age of the owner or annuitant.


Assignment


No assignment of a contract will be binding on Midland National unless made in writing and sent to us at our Home Office. Midland National is not responsible for the adequacy of any assignment. The owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.


Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability


The contract is incontestable after it has been in force, during the annuitant's lifetime, for two years.


Ownership


Before the annuitant's death, only the owner will be entitled to the rights granted by the contract or allowed by Midland National under the contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the owner is an individual and dies before the annuitant, the rights of the owner belong to the estate of the owner unless this contract has been endorsed to provide otherwise.


Entire Contract


We have issued the contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the contract. The Policy Form with the application and any riders make the entire contract. All statements made by or for the annuitant are considered representations and not warranties. Midland National will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the contract when issued.


Changes in the Contract


Only Midland National's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland National may not change or amend the contract, except as expressly provided in the contract, without the owner's consent. However, We may change or amend the contract if such change or amendment is necessary for the contract to comply with any state or federal law, rule or regulation.


Protection of Benefits


To the extent permitted by law, no benefit under the contract will be subject to any claim or process of law by any creditor.


Accumulation Unit Value


We determine accumulation unit values for the investment division of Our Separate Account at the end of each Business Day. The accumulation unit value for each investment division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the accumulation unit value for any Business Day is equal to the accumulation unit value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each investment division every Business Day as follows:


        o First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.


        o Then, We divide this amount by the value of the amounts in the investment division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).


        o Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

        o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments


The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the annuity unit value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

        1.      the annuity unit value for the preceding business day:

        2. the net investment factor (as described above) for that division on that business day.

        3. the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.


Transfers after the Maturity Date will only be allowed once per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation


In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the Fidelity VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the Fidelity VIP Money Market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the Fidelity VIP Money Market investment division of the Separate Account will be lower than the yield for the Fidelity VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the Fidelity VIP Money Market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Fidelity VIP Money Market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity VIP Money Market investment division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Fidelity VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charge that may be applicable to a particular contract.

Other Investment Division Yield Calculations


Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the Fidelity VIP Money Market investment division) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

      YIELD = 2 [ (a - b + 1)6 - 1 ]
                   -----
                    cd
Where:

        a = net investment income earned during the period by the Fund (or substitute funding vehicle) attributable to shares owned by the investment division.

        b =  expenses accrued for the period (net of reimbursements).
        c =  the average daily number of units outstanding during the period.
        d =  the maximum offering price per unit on the last day of the period.


Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular contract. Contingent Deferred Sales Charges range from 7% to 0% of the amount of Premium withdrawn depending on the elapsed time since the contract was issued. Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding Fund. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any investment division.


Standard Total Return Calculations Assuming Surrender


Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P (1 + T)n = ERV

      Where:
               P   = a hypothetical initial payment of $1,000
               T   = average annual total return
               n   = number of years
               ERV = ending redeemable value of a hypothetical
                     $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the contract is surrendered will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period.

The following is the average annual total return information for the investment divisions of the Separate Account. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable Contingent Deferred Sales Charge.

----------------------------------------------------------------------------------------------------------------------------


                                                                        Inception of the                             5-Year
                                                                              Investment                             Period
                                                                             Division to       1-Year Period          Ended
              Investment Division with Inception Date                         12/21/2003    Ended 12/31/2003     12/31/2003

----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                          60.72%              25.73%            N/A

----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (9/14/2000)                             45.38%              25.30%            N/A

----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (9/14/2000)                                46.83%              38.17%            N/A

----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/14/2000)                         19.24%              32.80%            N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/97)                                     9.20%              10.27%         -0.58%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(5/1/97)                        12.62%              11.26%          1.38%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/1/1/98)                           3.64%              20.01%         -2.71%

----------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/97)                                4.46%              15.24%         -3.76%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/97)                                       10.66%              19.62%          5.61%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(5/1/95)                               6.91%              14.08%         -3.44%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(10/24/93)                                    10.63%               8.80%         -0.85%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(5/1/97)                                            7.46%               8.56%         -1.70%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(5/1/95)                                         18.26%              19.13%          0.69%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/24/93)                                    19.10%              20.97%          0.69%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(5/1/97)                                     6.23%              14.51%         -3.07%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(5/1/97)                                7.61%              20.52%         -8.67%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/24/93)                                           26.36%              23.45%         -4.25%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(10/24/93)                                      -0.45%              17.95%         -3.41%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(10/24/93)                                        16.84%              19.08%         -3.74%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(10/24/93)                             8.48%              -3.77%          4.04%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(9/14/2000)                                         36.20%              29.15%            N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(10/24/93)                                         11.44%              33.81%         -2.08%

----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (5/1/2002)                                    14.84%              20.23%            N/A

----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/1/2002)                                       34.36%              18.46%            N/A

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (10/1/98)                                 20.30%              21.64%          3.53%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                      -7.52%              31.73%            N/A

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                      12.19%              15.48%            N/A

----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (10/1/98)                                           8.61%              20.87%         -7.05%

----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/1/98)                                          8.47%              12.91%         -5.86%

----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (10/1/98)                                             5.53%              24.31%          5.41%

----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (10/1/98)                                                  7.59%              15.43%         -5.62%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                          -31.53%                 N/A            N/A

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                         -6.70%                 N/A            N/A

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                          29.54%                 N/A            N/A

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                         -3.18%                 N/A            N/A

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (5/1/2002)                                     21.35%              35.49%            N/A

----------------------------------------------------------------------------------------------------------------------------


N/A - The return information for the investment divisions are not reflected as the funds had not been included in the Separate Account for the time period shown.

Midland National may from time to time also disclose average annual total returns in a format which assumes the contract is kept in-force through the time period shown. Such returns will be identical to the format which assumes the contract is surrendered except that the Contingent Deferred Sales Charge percentage will be assumed to be zero. The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

The following is the average annual total return information for the investment division of the Separate Account. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the Contingent Deferred Sales Charges are set to zero.

-----------------------------------------------------------------------------------------------------------------------------------


                 Investment Division with Inception Date                  Inception of the
                                                                                Investment
                                                                               Division to     1-Year Period       5-Year Period
                                                                                12/21/2003   Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                            61.78%             32.93%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (9/14/2000)                               46.63%             32.50%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (9/14/2000)                                  48.07%             45.37%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/14/2000)                           20.98%             40.00%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/97)                                       9.72%             17.47%               0.50%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(5/1/97)                          13.07%             18.46%               2.38%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/1/1/98)                             4.35%             27.21%              -1.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/97)                                  5.10%             22.44%              -2.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/97)                                         11.15%             26.82%               6.47%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(5/1/95)                                 7.48%             21.28%              -2.22%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(10/24/93)                                      11.12%             16.00%               0.24%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(5/1/97)                                              8.02%             15.76%              -0.57%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(5/1/95)                                           18.62%             26.33%               1.72%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/24/93)                                      19.45%             28.17%               1.72%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(5/1/97)                                       6.82%             21.71%              -1.87%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(5/1/97)                                  8.17%             27.72%              -7.17%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/24/93)                                             26.63%             30.65%              -3.00%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(10/24/93)                                         0.35%             25.15%              -2.20%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(10/24/93)                                          17.22%             26.28%              -2.51%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(10/24/93)                               9.01%              3.43%               4.94%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(9/14/2000)                                           37.60%             36.35%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(10/24/93)                                           11.91%             41.01%              -0.93%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (5/1/2002)                                      18.73%             27.43%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/1/2002)                                         37.87%             25.66%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (10/1/98)                                   20.68%             28.84%               4.46%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                        -5.94%             38.93%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                        13.03%             22.68%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (10/1/98)                                             9.19%             28.07%              -5.64%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/1/98)                                            9.06%             20.11%              -4.52%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (10/1/98)                                               6.18%             31.51%               6.27%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (10/1/98)                                                    8.19%             22.63%              -4.30%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                            -21.82%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                            4.02%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                            41.45%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                            7.67%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (5/1/2002)                                       25.10%             42.69%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment divisions are not reflected as the funds had not been included in the Separate Account for the time period shown.


Other Performance Data


Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the contract is kept in-force assume that the Contingent Deferred Sales Charge percentage will be zero.


          CTR = [ERV/P] - 1

Where:

          CTR = the cumulative total return net of investment division recurring charges for the period.
          ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).
            P = an assumed initial payment of $1,000


The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

The following is the cumulative total return information for the investment division of the Separate Account. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable contingent deferred sales charge.

-----------------------------------------------------------------------------------------------------------------------------------


                 Investment Division with Inception Date                  Inception of the
                                                                                Investment
                                                                               Division to     1-Year Period       5-Year Period
                                                                                12/21/2003   Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                           254.73%             25.73%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (9/14/2000)                              171.42%             25.30%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (9/14/2000)                                 178.70%             38.17%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/14/2000)                           59.93%             32.80%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/97)                                      64.73%             10.27%              -2.87%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(5/1/97)                          96.21%             11.26%               7.09%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/1/1/98)                            21.01%             20.01%             -12.84%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/97)                                 28.08%             15.24%             -17.44%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/97)                                         77.62%             19.62%              31.38%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(5/1/95)                                46.07%             14.08%             -16.06%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(10/24/93)                                      77.34%              8.80%              -4.18%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(5/1/97)                                             50.39%              8.56%              -8.22%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(5/1/95)                                          158.87%             19.13%               3.50%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/24/93)                                     169.47%             20.97%               3.50%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(5/1/97)                                      40.88%             14.51%             -14.44%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(5/1/97)                                 51.58%             20.52%             -36.46%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/24/93)                                            276.92%             23.45%             -19.52%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(10/24/93)                                        -2.53%             17.95%             -15.93%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(10/24/93)                                         141.73%             19.08%             -17.35%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(10/24/93)                              58.66%             -3.77%              21.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(9/14/2000)                                          128.06%             29.15%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(10/24/93)                                           84.83%             33.81%              -9.98%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (5/1/2002)                                      25.97%             20.23%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/1/2002)                                         63.69%             18.46%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (10/1/98)                                  168.01%             21.64%              18.94%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                       -28.74%             31.73%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                        64.63%             15.48%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (10/1/98)                                            55.36%             20.87%             -30.62%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/1/98)                                           54.29%             12.91%             -26.06%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (10/1/98)                                              33.26%             24.31%              30.14%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (10/1/98)                                                   47.73%             15.43%             -25.11%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                            -22.37%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                           -4.53%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                            18.89%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                           -2.14%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (5/1/2002)                                       38.11%             35.49%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment divisions are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

The following is the cumulative total return information for the investment division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the Contingent Deferred Sales Charges are set to zero.

----------------------------------------------------------------------------------------------------------------------------------


               Investment Division with Inception Date                   Inception of the
                                                                               Investment
                                                                              Division to     1-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                          261.01%              32.93%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (9/14/2000)                             177.69%              32.50%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (9/14/2000)                                185.03%              45.37%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/14/2000)                          66.23%              40.00%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/97)                                     69.23%              17.47%               2.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(5/1/97)                        100.70%              18.46%              12.48%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/1/1/98)                           25.50%              27.21%              -7.42%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/97)                                32.59%              22.44%             -12.03%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/97)                                        82.12%              26.82%              36.82%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(5/1/95)                               50.55%              21.28%             -10.62%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(10/24/93)                                     81.84%              16.00%               1.21%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(5/1/97)                                            54.89%              15.76%              -2.82%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(5/1/95)                                         163.37%              26.33%               8.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/24/93)                                    173.99%              28.17%               8.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(5/1/97)                                     45.38%              21.71%              -9.01%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(5/1/97)                                56.11%              27.72%             -31.06%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/24/93)                                           281.51%              30.65%             -14.13%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(10/24/93)                                        2.00%              25.15%             -10.53%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(10/24/93)                                        146.22%              26.28%             -11.94%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(10/24/93)                             63.11%               3.43%              27.26%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(9/14/2000)                                         134.37%              36.35%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(10/24/93)                                          89.30%              41.01%              -4.56%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (5/1/2002)                                     33.17%              27.43%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/1/2002)                                        70.89%              25.66%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (10/1/98)                                 172.56%              28.84%              24.38%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                      -23.31%              38.93%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       70.04%              22.68%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (10/1/98)                                           59.84%              28.07%             -25.19%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/1/98)                                          58.82%              20.11%             -20.65%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (10/1/98)                                             37.70%              31.51%              35.54%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (10/1/98)                                                  52.18%              22.63%             -19.73%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                           -15.17%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                           2.67%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                           26.09%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                           5.06%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (5/1/2002)                                      45.30%              42.69%                 N/A

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment divisions are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

..
Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the contract. The Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $33 Contract Maintenance Charge. The contract maintenance charge is deducted only when the contract value is less than $50,000. This additional amount is calculated using a method intended to show the "average" impact of the annual maintenance fee on a contract that has a contract value of less than $50,000. The annual maintenance fee is approximated based on an average contract value of $27,000, so it is calculated as $35/$27,000, or 0.12% annually The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.


This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).


The following is the average annual total return information based on the assumption that the Contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales Charges is reflected in the returns. The returns assume that each of the investment divisions had been available to Midland National Life Separate Account C since the Portfolio Inception Date.

----------------------------------------------------------------------------------------------------------------------------------

               Investment Division with Inception Date                   Inception of the
                                                                               Investment
                                                                              Division to     10-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/89)                                           11.56%               8.41%              -4.81%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/95)                                13.80%                 N/A              -2.84%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/93)                                    13.51%              10.93%               4.28%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/88)                             8.51%               1.89%              -8.11%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/91)                                      6.00%               5.62%              -0.58%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(11/20/87)                        5.13%               1.94%               1.38%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/30/97)                             3.03%                 N/A              -2.71%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/94)                                 3.50%                 N/A              -3.76%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/96)                                         8.87%                 N/A               5.61%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(1/3/95)                                6.84%                 N/A              -3.44%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(9/6/89)                                        7.16%               4.97%              -0.85%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(1/3/95)                                             5.60%                 N/A              -1.70%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(1/3/95)                                          12.05%                 N/A               0.69%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/9/86)                                       9.24%               9.00%               0.69%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(12/31/96)                                    5.43%                 N/A              -3.07%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(1/3/95)                                 5.61%                 N/A              -8.67%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/9/86)                                              9.71%               7.76%              -4.25%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(9/19/85)                                         5.96%               2.28%              -3.41%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(8/27/92)                                           9.04%               8.91%              -3.74%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(12/5/88)                               5.98%               4.92%               4.04%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(12/28/98)                                           17.43%                 N/A              16.68%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(1/28/87)                                            4.41%               3.37%              -2.08%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund(9/21/99)                                        4.85%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund(5/22/97)                                           7.27%                 N/A               0.13%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (12/11/89)                                 10.63%               9.87%               3.53%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                       -7.61%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett  Mid-Cap Value Portfolio(10/1/99)                                      12.26%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (7/24/95)                                            5.59%                 N/A              -7.05%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/9/95)                                           5.72%                 N/A              -5.86%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (5/1/98)                                               5.05%                 N/A               5.41%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (7/26/95)                                                   5.07%                 N/A              -5.62%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                            2.12%                 N/A               2.14%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                          2.74%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                           8.87%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                         4.41%                 N/A               3.63%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund(9/1/89)                                          3.41%               1.97%               8.58%

----------------------------------------------------------------------------------------------------------------------------------

The following is the average annual total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the investment divisions had been available to Separate Account C since the Portfolio Inception date.

----------------------------------------------------------------------------------------------------------------------------------

               Investment Division with Inception Date                   Inception of the
                                                                               Investment
                                                                              Division to     10-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/89)                                           11.56%               8.41%              -3.53%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/95)                                13.80%                 N/A              -1.66%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/93)                                    13.51%              10.93%               5.17%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/88)                             8.51%               1.89%              -6.64%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/91)                                      6.00%               5.62%               0.50%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(11/20/87)                        5.13%               1.94%               2.38%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/30/97)                             3.52%                 N/A              -1.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/94)                                 3.50%                 N/A              -2.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/96)                                         9.01%                 N/A               6.47%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(1/3/95)                                6.84%                 N/A              -2.22%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(9/6/89)                                        7.16%               4.97%               0.24%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(1/3/95)                                             5.60%                 N/A              -0.57%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(1/3/95)                                          12.05%                 N/A               1.72%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/9/86)                                       9.24%               9.00%               1.72%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(12/31/96)                                    5.62%                 N/A              -1.87%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(1/3/95)                                 5.61%                 N/A              -7.17%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/9/86)                                              9.71%               7.76%              -3.00%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(9/19/85)                                         5.96%               2.28%              -2.20%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(8/27/92)                                           9.04%               8.91%              -2.51%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(12/5/88)                               5.98%               4.92%               4.94%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(12/28/98)                                           17.90%                 N/A              17.26%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(1/28/87)                                            4.41%               3.37%              -0.93%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund(9/21/99)                                        5.92%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund(5/22/97)                                           7.64%                 N/A               1.19%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (12/11/89)                                 10.63%               9.87%               4.46%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                       -6.03%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett  Mid-Cap Value Portfolio(10/1/99)                                      13.11%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (7/24/95)                                            5.59%                 N/A              -5.64%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/9/95)                                           5.72%                 N/A              -4.52%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (5/1/98)                                               5.67%                 N/A               6.27%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (7/26/95)                                                   5.07%                 N/A              -4.30%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                            2.83%                 N/A               3.12%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                          3.72%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                           9.82%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                         4.89%                 N/A               4.55%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund(9/1/89)                                          3.41%               1.97%               9.35%

----------------------------------------------------------------------------------------------------------------------------------

The following is the cumulative total return information based on the assumption that the contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales Charges is reflected in the returns. The returns assume that each of the investment divisions had been available to Separate Account C since the Portfolio Inception date.


----------------------------------------------------------------------------------------------------------------------------------

               Investment Division with Inception Date                   Inception of the
                                                                               Investment
                                                                              Division to     10-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/89)                                          415.05%             124.23%             -21.85%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/95)                               217.50%                 N/A             -13.42%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/93)                                   286.48%             182.16%              23.31%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/88)                           248.46%              20.59%             -34.48%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/91)                                    109.31%              72.77%              -2.87%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(11/20/87)                      124.03%              21.18%               7.09%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/30/97)                            20.23%                 N/A             -12.84%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/94)                                39.49%                 N/A             -17.44%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/96)                                        91.93%                 N/A              31.38%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(1/3/95)                               81.35%                 N/A             -16.06%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(9/6/89)                                      169.31%              62.42%              -4.18%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(1/3/95)                                            63.27%                 N/A              -8.22%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(1/3/95)                                         178.34%                 N/A               3.50%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/9/86)                                     358.81%             136.74%               3.50%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(12/31/96)                                   44.81%                 N/A             -14.44%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(1/3/95)                                63.41%                 N/A             -36.46%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/9/86)                                            394.06%             111.14%             -19.52%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(9/19/85)                                       188.35%              25.29%             -15.93%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(8/27/92)                                         167.07%             134.79%             -17.35%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(12/5/88)                             140.08%              61.65%              21.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(12/28/98)                                          123.70%                 N/A             116.26%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(1/28/87)                                          107.67%              39.30%              -9.98%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund(9/21/99)                                       22.47%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund(5/22/97)                                          59.06%                 N/A               0.65%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (12/11/89)                                313.99%             156.33%              18.94%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                      -28.82%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett  Mid-Cap Value Portfolio(10/1/99)                                      64.35%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (7/24/95)                                           58.29%                 N/A             -30.62%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/9/95)                                          58.08%                 N/A             -26.06%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (5/1/98)                                              32.23%                 N/A              30.14%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (7/26/95)                                                  51.79%                 N/A             -25.11%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                           12.64%                 N/A              11.17%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                         14.08%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                          43.56%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                        29.57%                 N/A              19.52%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund(9/1/89)                                         61.74%              21.54%              50.92%

----------------------------------------------------------------------------------------------------------------------------------

The following is the cumulative total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the investment divisions had been available to Separate Account C since the Portfolio Inception date.

----------------------------------------------------------------------------------------------------------------------------------


               Investment Division with Inception Date                   Inception of the
                                                                               Investment
                                                                              Division to     10-Year Period       5-Year Period
                                                                               12/21/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/89)                                          415.05%             124.23%             -16.45%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/95)                               217.50%                 N/A              -8.03%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/93)                                   286.48%             182.16%              28.66%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/88)                           248.46%              20.59%             -29.07%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Portfolio(5/1/91)                                    109.31%              72.77%               2.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio(11/20/87)                      124.03%              21.18%              12.48%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Portfolio(10/30/97)                            23.81%                 N/A              -7.42%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Portfolio(5/1/94)                                39.49%                 N/A             -12.03%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Portfolio(5/1/96)                                        93.83%                 N/A              36.82%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(1/3/95)                               81.35%                 N/A             -10.62%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio(9/6/89)                                      169.31%              62.42%               1.21%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio(1/3/95)                                            63.27%                 N/A              -2.82%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio(1/3/95)                                         178.34%                 N/A               8.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio(10/9/86)                                     358.81%             136.74%               8.90%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio(12/31/96)                                   46.65%                 N/A              -9.01%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(1/3/95)                                63.41%                 N/A             -31.06%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio(10/9/86)                                            394.06%             111.14%             -14.13%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio(9/19/85)                                       188.35%              25.29%             -10.53%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio(8/27/92)                                         167.07%             134.79%             -11.94%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio(12/5/88)                             140.08%              61.65%              27.26%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid-Cap Portfolio(12/28/98)                                          128.22%                 N/A             121.69%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio(1/28/87)                                          107.67%              39.30%              -4.56%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund(9/21/99)                                       27.91%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund(5/22/97)                                          62.73%                 N/A               6.09%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Portfolio (12/11/89)                                313.99%             156.33%              24.38%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio(10/1/99)                                      -23.45%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett  Mid-Cap Value Portfolio(10/1/99)                                      69.76%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (7/24/95)                                           58.29%                 N/A             -25.19%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust  Series (10/9/95)                                          58.08%                 N/A             -20.65%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (5/1/98)                                              36.72%                 N/A              35.54%

----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (7/26/95)                                                  51.79%                 N/A             -19.73%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                           17.16%                 N/A              16.60%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                         19.49%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                          48.97%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                        33.19%                 N/A              24.92%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund(9/1/89)                                         61.74%              21.54%              56.35%

----------------------------------------------------------------------------------------------------------------------------------

                               FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)


Midland National accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws.


Required Distributions


In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that owner's death, or (2) as annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the owner's Designated Beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

Non-Natural Person Owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include n income any increase in the excess of the contract value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

Diversification Requirements

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control
In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

        o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

        o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

        o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

                1. elective contributions made in years beginning after December 31, 1988;

                2.      earning on those contributions; and

                3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

                Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

        o Under Code Section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

        o Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to certain nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


                          DISTRIBUTION OF THE CONTRACT


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.

Prior to 2002, these contracts were offered through Walnut Street Securities. Walnut Street Securities received sales compensation with respect to the contracts under the Midland National Life Separate Account C in the following amounts during the years indicated:

---------------------- ----------------------------------------------- -----------------------------------------------------

                                                                       Aggregate Amount of Commissions Retained by
Fiscal year            Aggregate Amount of Commissions Paid to         Walnut Street Securities After Payments to its
                       Walnut Street Securities*                       Registered Persons and Other Broker-Dealers

---------------------- ----------------------------------------------- -----------------------------------------------------

2001                   $12,806,659                                     $0

---------------------- ----------------------------------------------- -----------------------------------------------------

* Includes sales compensation paid to registered persons of Walnut Street Securities

Beginning in 2002, Sammons Securities Company received sales compensation with respect to these contracts and other variable annuity contracts not included in this registration statement in the following amounts during the periods indicated:

------------------------- ------------------------------------------------ -------------------------------------------------

                                                                           Aggregate Amount of Commissions of
                                                                           Commissions Retained by Sammons
Fiscal Year               Aggregate Amount of Commissions Paid to          Securities Company After Payments to its
                          Sammons Securities Company*                      Registered Persons and Selling Firms

------------------------- ------------------------------------------------ -------------------------------------------------

2002                      $1,633,273                                       $225,391

------------------------- ------------------------------------------------ -------------------------------------------------

*Includes total sales compensation paid to registered persons of Sammons Securities Company.

In 2003, We amended our distribution agreement with Sammons Securities Company to allow for 100% pass-thru of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C as follows:

------------------------- ------------------------------------------------ -------------------------------------------------

                          Aggregate Amount of Commissions Paid to
                          Sammons Securities Company Registered
                          Representatives Licensed with Midland            Aggregate  Amount  of  Underwriting  Fee Paid to
Fiscal Year               National                                         Sammons Securities Company

------------------------- ------------------------------------------------ -------------------------------------------------

2003                      $2,450,274                                       $74,551

------------------------- ------------------------------------------------ -------------------------------------------------

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

        o       sales representative training allowances,

        o       deferred compensation and insurance benefits,

        o       advertising expenses, and

        o       all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

        o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

        o       sales promotions relating to the contracts;

        o costs associated with sales conferences and educational seminars for their sales representatives; and

        o       other sales expenses incurred by them.

We and/or the Distributor may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.


                          SAFEKEEPING OF ACCOUNT ASSETS


Title to assets of the Separate Account is held by Midland National. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the investment divisions.


                                STATE REGULATION


Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.


                               RECORDS AND REPORTS


All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


                                LEGAL PROCEEDINGS


Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are not pending or threatened lawsuits that will have a materially adverse impact on them, the separate account, or the separate account's principal underwriter, Sammons Securities Company, LLC.


                                  LEGAL MATTERS


Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland, Asbill & Brennan LLP, of Washington, D.C. We are not currently involved in any material legal proceedings.


                                     EXPERTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

                           PricewaterhouseCoopers LLP
                         Suite 1300, 650 Third Avenue S.
                           Minneapolis, MN 55402-4333

                                OTHER INFORMATION


A Registration Statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS


The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Midland National Life Insurance Company
and Subsidiaries
Consolidated Financial Statements
December 31, 2003, 2002 and 2001

Midland National Life Insurance Company and Subsidiaries
Index
December 31, 2003, 2002 and 2001
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Auditors.................................................1

Consolidated Financial Statements

Balance Sheets ................................................................2

Statements of Income...........................................................3

Statements of Stockholder's Equity.............................................4

Statements of Cash Flows.....................................................5-6

Notes to Financial Statements...............................................7-29

                         Report of Independent Auditors


   The Board of Directors and Stockholder
   Midland National Life Insurance Company


   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company and its subsidiaries (the "Company") at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001 by adopting Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138.





   March 3, 2004

Midland National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
December 31, 2003 and 2002
------------------------------------------------------------------------------------------------------------------------

(amounts in thousands, except share and per share amounts)                                  2003                2002

Assets
Investments
    Fixed maturities                                                                    $11,418,585         $ 7,121,761
    Equity securities                                                                       320,049             233,943
    Mortgage loans                                                                          483,595              42,657
    Policy loans                                                                            269,441             226,451
    Short-term investments                                                                  209,268             377,913
    Other invested assets and derivatives                                                   302,964             214,661
                                                                                  ------------------  ------------------
              Total investments                                                          13,003,902           8,217,386
Cash                                                                                         33,268              23,616
Accrued investment income                                                                   143,187              94,817
Deferred policy acquisition costs                                                         1,233,368             966,311
Present value of future profits of acquired businesses                                        9,207              12,214
Income tax asset                                                                             68,444                   -
Other receivables and other assets                                                           71,787              24,149
Reinsurance receivables                                                                   1,156,434             194,537
Assets held in trust - restricted                                                            29,199                   -
Separate accounts assets                                                                    488,815             352,703
                                                                                  ------------------  ------------------
              Total assets                                                              $16,237,611         $ 9,885,733
                                                                                  ------------------  ------------------
Liabilities and Stockholder's Equity
Liabilities
    Policyholder account balances                                                       $12,255,459         $ 6,800,463
    Policy benefit reserves                                                                 706,539             542,587
    Policy claims and benefits payable                                                       92,684              57,300
    Repurchase agreements and collateral on derivative instruments                        1,040,429           1,073,022
    Income tax liability                                                                          -              17,696
    Due to brokers                                                                              599                   -
    Other liabilities                                                                       466,794             206,224
    Trust fund payable                                                                       29,199                   -
    Separate account liabilities                                                            488,815             352,703
                                                                                  ------------------  ------------------
              Total liabilities                                                          15,080,518           9,049,995
                                                                                  ------------------  ------------------
Commitments and contingencies
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     2,548,878 shares outstanding                                                             2,549               2,549
    Additional paid-in capital                                                              268,707              43,707
    Accumulated other comprehensive income                                                   65,252              39,596
    Retained earnings                                                                       820,585             749,886
                                                                                  ------------------  ------------------
              Total stockholder's equity                                                  1,157,093             835,738
                                                                                  ------------------  ------------------
              Total liabilities and stockholder's equity                                $16,237,611         $ 9,885,733
                                                                                  ------------------  ------------------



              The accompanying notes are an integral part of these
                       consolidated financial statements.

Midland National Life Insurance Company and Subsidiaries
Consolidated Statements of Income
Years Ended December 31, 2003, 2002 and 2001
------------------------------------------------------------------------------------------------------------------------

(amounts in thousands)                                                        2003              2002             2001

Revenues
Premiums                                                                   $ 112,118          $ 96,815         $ 95,475
Interest sensitive life and investment product charges                       225,966           157,699          156,018
Net investment income                                                        595,149           324,374          267,960
Net realized investment gains (losses)                                         3,482            14,514           (2,725)
Net unrealized gains (losses) on derivative instruments                       17,024           (22,115)           2,753
Other income                                                                   6,601             5,066            5,963
                                                                      ---------------   ---------------  ---------------
              Total revenue                                                  960,340           576,353          525,444
                                                                      ---------------   ---------------  ---------------
Benefits and expenses
Benefits incurred                                                            187,400           145,414          154,314
Interest credited to policyholder account balances                           400,478           211,811          162,779
                                                                      ---------------   ---------------  ---------------
              Total benefits                                                 587,878           357,225          317,093
                                                                      ---------------   ---------------  ---------------
Operating expenses (net of commissions and other
 expenses deferred)                                                           81,073            44,386           41,884
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                      129,362            50,001           59,131
                                                                      ---------------   ---------------  ---------------
              Total benefits and expenses                                    798,313           451,612          418,108
                                                                      ---------------   ---------------  ---------------
              Income before income taxes and cumulative
               effect of a change in accounting principle                    162,027           124,741          107,336
Income tax expense                                                            55,328            43,021           37,385
                                                                      ---------------   ---------------  ---------------
              Income before cumulative effect of a change
               in accounting principle                                       106,699            81,720           69,951
Cumulative effect on prior years of change in
 accounting for derivative instruments                                             -                 -           (1,012)
                                                                      ---------------   ---------------  ---------------
              Net income                                                   $ 106,699          $ 81,720         $ 68,939
                                                                      ---------------   ---------------  ---------------

              The accompanying notes are an integral part of these
                       consolidated financial statements.

Midland National Life Insurance Company and Subsidiaries
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2003, 2002 and 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Accumulated
                                                                Additional                      Other                     Total
                                                      Common     Paid-in     Comprehensive  Comprehensive  Retained    Stockholder's
(amounts in thousands)                                Stock      Capital     Income (Loss)  Income (Loss)  Earnings      Equity


Balances at December 31, 2000                         $ 2,549    $  33,707                   $ (16,106)    $ 648,227   $ 668,377
Comprehensive income
   Net income                                                                 $  68,939                       68,939      68,939
   Other comprehensive income
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($8,325))                     (15,462)       (15,462)                  (15,462)
                                                                             -----------
           Total comprehensive income                                         $  53,477
                                                                             -----------
Dividends paid on common stock                                                                               (22,000)    (22,000)
                                                     ---------  -----------                 -----------   -----------  ----------
Balances at December 31, 2001                           2,549       33,707                     (31,568)      695,166     699,854
Comprehensive income
   Net income                                                                 $  81,720                       81,720      81,720
   Other comprehensive income
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $38,318)                       71,164         71,164                    71,164
                                                                             -----------
           Total comprehensive income                                         $ 152,884
                                                                             -----------
Capital contribution                                                10,000                                                10,000
Dividends paid on common stock                                                                               (27,000)    (27,000)
                                                     ---------  -----------                 -----------   -----------  ----------
Balances at December 31, 2002                           2,549       43,707                      39,596       749,886     835,738
Comprehensive income
   Net income                                                                 $ 106,699                      106,699     106,699
   Other comprehensive income
     Minimum pension liability (net of tax $  407)                                 (756)          (756)                     (756)
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $14,222)                       26,412         26,412                    26,412
                                                                             -----------
           Total comprehensive income                                         $ 132,355
                                                                             -----------
Capital contribution                                               225,000                                               225,000
Dividends paid on common stock                                                                               (36,000)    (36,000)
                                                     ---------  -----------                 -----------   -----------  ----------
Balances at December 31, 2003                         $ 2,549    $ 268,707                   $  65,252     $ 820,585   $1,157,093
                                                     ---------  -----------                 -----------   -----------  ----------




              The accompanying notes are an integral part of these
                             financial statements.

Midland National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
Years Ended December 31, 2003, 2002 and 2001
------------------------------------------------------------------------------------------------------------------------

(amounts in thousands)                                                     2003               2002               2001

Cash flows from operating activities
Net income                                                              $ 106,699          $  81,720          $  68,939
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities
    Amortization of deferred policy acquisition costs
     and present value of future profits of
     acquired businesses                                                  129,362             50,001             59,131
    Net amortization of premiums and discounts on
     investments                                                           40,694             46,795             32,027
    Policy acquisition costs deferred                                    (393,833)          (369,222)          (283,282)
    Net realized investment (gains) losses                                 (3,482)           (14,514)             2,725
    Net unrealized (gains) losses on derivative
     instruments                                                          (17,024)            22,115             (2,753)
    Cumulative effect of accounting change                                      -                  -              1,012
    Deferred income taxes                                                 (17,447)           (18,166)              (151)
    Net interest credited and product charges on
     universal life and investment policies                               344,543            132,368             28,009
    Changes in other assets and liabilities
      Net receivables                                                    (100,577)           (22,345)           (12,018)
      Net payables                                                        (13,065)            (9,203)            13,607
      Policy benefits                                                     (23,983)             6,319             17,483
      Other                                                               (10,966)               188              1,212
                                                                  ----------------   ----------------   ----------------
              Net cash provided by (used in) operating
               activities                                                  40,921            (93,944)           (74,059)
                                                                  ----------------   ----------------   ----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                    6,407,146          5,274,090          1,628,781
    Equity securities                                                     306,724            118,338            263,191
    Mortgage loans                                                         65,711                  -                  -
    Other invested assets and derivatives                                 157,831             38,282             11,709
Cost of investments acquired
    Fixed maturities                                                   (8,645,932)        (7,789,238)        (3,469,665)
    Equity securities                                                    (380,292)          (129,451)           (78,270)
    Other invested assets and derivatives                                (114,483)          (122,988)          (114,619)
Purchase of CHC                                                          (290,188)                 -                  -
Net change in policy loans                                                 (2,222)               172             (4,025)
Net change in short-term investments                                      256,608            (88,630)           (87,423)
Net change in repurchase agreements and
 collateral on swap agreements                                            (32,593)           615,096            457,926
Net change in amounts due to brokers                                      (18,177)           (91,786)            84,942
                                                                  ----------------   ----------------   ----------------
              Net cash used in investing activities                    (2,289,867)        (2,176,115)        (1,307,453)
                                                                  ----------------   ----------------   ----------------
Cash flows from financing activities
Receipts from universal life and investment products                    2,839,656          2,761,615          1,714,938
Benefits paid on universal life and investment
 products                                                                (756,241)          (461,264)          (303,015)
Cash paid on coinsurance agreement                                        (13,817)                 -                  -
Capital contributions received                                            225,000             10,000                  -
Dividends paid on common stock                                            (36,000)           (27,000)           (22,000)
                                                                  ----------------   ----------------   ----------------
              Net cash provided by financing activities                 2,258,598          2,283,351          1,389,923
                                                                  ----------------   ----------------   ----------------
              Increase in cash                                              9,652             13,292              8,411
Cash
Beginning of year                                                          23,616             10,324              1,913
                                                                  ----------------   ----------------   ----------------
End of year                                                             $  33,268          $  23,616          $  10,324
                                                                  ----------------   ----------------   ----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Interest                                                              $     -            $    25            $    50
    Income taxes, paid to parent                                           92,221             42,908             48,038


              The accompanying notes are an integral part of these
                       consolidated financial statements.

Midland National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
December 31, 2003, 2002 and 2001

(amounts in thousands)

1.        Summary of Significant Accounting Policies

        Organization
        Midland National Life Insurance Company ("Midland National") is a wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Effective January 8, 2003, Midland National acquired through a purchase agreement, 100% of the outstanding shares of CHC Holding Inc. ("CHC") (Note 10). Companies owned by CHC include the insurance entity, Clarica Life Insurance Company - U.S. ("Clarica Life") and three noninsurance entities that provide various services on behalf of Clarica Life. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia. The accompanying financial statements include the consolidated accounts of the Company, including the results of operations and cash flows of CHC for the time period from January 8, 2003 (date of purchase) through December 31, 2003. All significant inter-company accounts and transactions have been eliminated in consolidation.

        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY").

        Use of Estimates
        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and a decrease in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Investments
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

        The majority of the mortgage loans were acquired as part of the CHC acquisition and were recorded at fair value as of the purchase date. Mortgage loans are carried at the adjusted unpaid balances less allowance for losses.

        Short-term investments are carried at amortized cost, which approximates fair value. Policy loans are carried at unpaid principal balances.

        Other invested assets and derivatives are primarily comprised of interest rate swaps, options, joint ventures and limited partnerships. The derivatives are recorded at quoted market prices. Investments in joint ventures and limited partnerships are recorded under the equity method of accounting and reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

        The Company's accounting policy for impairment recognition requires other than temporary impairment charges to be recorded. Factors considered in evaluating whether a decline in value is other than temporary include the length of time and magnitude by which the fair value is less than cost; the financial condition, enterprise value and prospects of the investment combined with the intent and ability of the Company to hold the investment. Other considerations are also taken into account such as, but not limited to financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. The Company recorded $19,229 and $16,429 during 2003 and 2002, respectively, of realized losses as a result of this analysis, in addition to those securities which were sold and impaired at the time of sale. These losses are included in net realized gains and losses.

        Recognition of Traditional Life Revenue and Policy Benefits
        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.

        Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.0% to 6.65% during 2003, 2.75% to 5.65% during 2002 and 2.75% to 6.25% during 2001. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137 and 138.

        SFAS No. 133 requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (for those derivatives designated as "hedges") while other changes in derivative fair value are reflected in the statement of income. The Company uses derivatives to manage its policy obligation and investment risks.

        The Company has approximately $1,878,827 of annuity policies inforce (net of $720,116 ceded to an outside reinsurer) that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options which compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($48,742 in 2003 and $4,385 in 2002) offset by the amount credited to the policyholder ($45,385 in 2003 and $3,915 in 2002). The following relates to the options owned as of December 31, 2003 and 2002:

                                                  2003               2002

        Notional amount                        $1,875,505         $1,330,770
        Amortized cost                             59,275             42,664
        Estimated fair value                      228,928             34,395


        SFAS No. 133 requires that the fair value changes of the derivatives embedded in "Equity Indexed Products" be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:

                                                                                  December 31,
                                                  Change       --------------------------------------------------
Gain (Loss) in Fair Value                       During 2003         2003              2002             2001

Change in investment values                       $ 145,229         $ 136,960          $ (8,269)        $  1,687
Change in liability values                         (128,205)         (144,487)          (16,282)          (4,123)
                                             ---------------   ---------------   ---------------  ---------------
Change in derivative/option values                   17,024            (7,527)          (24,551)          (2,436)
Offset to deferred acquisition costs                (11,975)            5,211            17,186            1,705
Offset to federal income taxes                       (1,796)              782             2,578              256
                                             ---------------   ---------------   ---------------  ---------------
Net impact                                         $  3,253          $ (1,534)         $ (4,787)         $  (475)
                                             ---------------   ---------------   ---------------  ---------------

        The impact as of January 1, 2001, was reflected as a change in accounting. The changes during 2003 and 2002 are reflected in the statement of income in the respective components of income.

        The fair value of the investment in call options is based upon quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss which is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs, an adjustment to the amortization of deferred acquisition costs is made.

        The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into interest rate swaps which effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities.

                                                   2003              2002

Notional amounts                                 $ 266,500           $ 728,500
Fixed rates to receive (range)               4.73% to 6.04%     4.73% to 6.04%
Current variable rates to pay (range)        1.15% to 1.23%     1.40% to 1.96%


        These swaps are accounted for as cash-flow hedges with the change in fair value reflected in other comprehensive income. The Company had no outstanding interest rate swaps as of January 1, 2001, so there was no change in accounting.


                                                           Change                      December 31,
                                                           During         -----------------------------------
Gain (Loss) in Fair Value                                   2003                 2003               2002

Change in swaps values                                       $ (66,788)         $  10,705          $  77,493
Offset to deferred acquisition costs                            46,752             (7,493)           (54,245)
Offset to federal income taxes                                   7,013             (1,124)            (8,137)
                                                       ----------------   ----------------   ----------------
              Net impact to other comprehensive
               income                                        $ (13,023)          $  2,088          $  15,111
                                                       ----------------   ----------------   ----------------


       The Company generally limits its selection of counterparts that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counter party, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2003, applicable to all derivative investments was $105,110 and is reflected in the balance sheet in short term investments. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on derivative instruments.

        Deferred Policy Acquisition Costs ("DPAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

        Deferred costs related to traditional life insurance are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.


        Deferred costs related to interest sensitive policies are being amortized over the lives of the policies in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

        Policy acquisition costs deferred and amortized for years ended December 31 are as follows:

                                                                   2003               2002               2001

Deferred policy acquisition costs, beginning
 of year                                                         $ 966,311          $ 805,576          $ 554,426
Offset to losses on derivative instruments -
 January 1, 2001                                                         -                  -              3,632
Commissions deferred                                               365,615            336,072            256,334
Underwriting and acquisition expenses deferred                      28,218             33,150             26,948
Change in offset to unrealized (gains) losses                         (421)          (161,493)            20,015
Amortization - related to operations                              (114,380)           (61,259)           (53,852)
Amortization - related to SFAS No. 133                             (11,975)            14,265             (1,927)
                                                           ----------------   ----------------   ----------------
Deferred policy acquisition costs, end of year                  $1,233,368          $ 966,311          $ 805,576
                                                           ----------------   ----------------   ----------------

        To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses. Recoverability of deferred policy acquisition costs is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Present Value of Future Profits of Acquired Businesses
        The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:

                                                                  2003               2002               2001

Balance at beginning of year                                     $  12,214          $  15,221          $  18,573
Amortization                                                        (3,007)            (3,007)            (3,352)
                                                           ----------------   ----------------   ----------------
Balance at end of year                                            $  9,207          $  12,214          $  15,221
                                                           ----------------   ----------------   ----------------

        Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Based on current conditions and assumptions as to future events, the Company expects to amortize substantially all of the existing PVFP over the next five years.


        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Assets Held in Separate Accounts
        Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income.

        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized gains and losses on available-for-sale securities and the minimum pension liability. In addition, certain interest rate swaps are accounted for as cash-flow hedges with the change in the fair value of the swap reflected in other comprehensive income.


        Repurchase Agreements and Collateral on Derivative Instruments

        Repurchase Agreements
        As part of the Company's investment strategy, the Company may enter reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as collateral borrowings, where the amount borrowed is equal to the market value of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2003 and 2002, there were $935,319 and $1,007,654, respectively, of such agreements outstanding. The collateral for these agreements is held in the fixed maturities and short-term investments in the balance sheets.

        Collateral on Derivative Instruments As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and options deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge was $105,110 and $65,368 at December 31, 2003 and 2002, respectively, and is reflected in the Company's consolidated balance sheets in short term investments. None of the collateral has been repledged as of December 31, 2003 and 2002. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements and collateral on derivative instruments.

        New Accounting Standards
        In June 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for the Separate Accounts. The Company will adopt this SOP in 2004. The SOP provides guidance on accounting and reporting for certain insurance sales inducements, primarily bonus interest credits. In addition, the SOP modifies accounting and reporting for certain separate account business. The Company currently reports the bonus interest and separate account business in substantially the method prescribed in the SOP, therefore the adoption of this SOP should have minimal to no impact on the Company's financial position or results of operations.

        In April 2003, the Derivatives Interpretation Group Issue B36, Embedded
        Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("DIG B36"), was cleared by the Financial Accounting Standards Board ("FASB"). DIG B36 provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. This pronouncement becomes effective for the Company in 2004. It is anticipated DIG B36 will impact the accounting and reporting for one large coinsurance with funds withheld agreement with an outside reinsurance company. The Company is currently reviewing the impact of this pronouncement, but does not anticipate a material impact on its financial position or results of operations.


        In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51. This interpretation provides guidance for determining when a variable interest entity, as defined, should be consolidation in an issuer's financial statements. The interpretation is effective for periods ending after March 15, 2004. The adoption of this interpretation is not expected to have a significant impact on the Company's financial position or results of operations.

2.      Fair Value of Financial Instruments

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

        Mortgage Loans
        The majority of the mortgage loans were acquired as part of the CHC acquisition and were restated to a market value at purchase date. The fair values are estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the loans in January 2003. At that time, each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.

        Cash, Short-Term Investments and Policy Loans
        The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

        Other Invested Assets and Derivatives
        For joint ventures and limited partnerships, the carrying amounts reported in the consolidated balance sheets approximate their fair values. For the derivative instruments, including the interest rate swaps and options, the carrying value is equal to broker quoted market prices or fair value.

        Investment Securities
        Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

        Investment-Type Insurance Contracts
        Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.


        These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                             December 31, 2003                        December 31, 2002
                                    --------------------------------------   --------------------------------------
                                         Carrying            Estimated            Carrying            Estimated
                                           Value            Fair Value              Value            Fair Value

Financial assets
    Fixed maturities,
     available-for-sale                 $11,418,585         $11,418,585          $ 7,121,761         $ 7,121,761
    Equity securities,
     available-for-sale                     320,049             320,049              233,943             233,943
    Mortgage loans                          483,595             482,347               42,657              42,657
    Policy loans                            269,441             269,441              226,451             226,451
    Short-term investments                  209,268             209,268              377,913             377,913
    Other invested assets
     and derivatives                        302,964             302,964              214,661             214,661
Financial liabilities
    Investment-type
     insurance contracts                  5,967,544           5,130,482            5,201,399           4,363,514


3.      Investments and Investment Income

        Fixed Maturities and Equity Security Investments
        The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                                    December 31, 2003
                                        -------------------------------------------------------------------------
                                                                Gross             Gross
                                                              Unrealized        Unrealized         Estimated
                                            Amortized          Holding           Holding             Fair
                                              Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                             $ 2,404,529         $ 23,051          $ 30,886         $ 2,396,694
    Corporate securities                        5,051,101          170,338            30,028           5,191,411
    Mortgage-backed securities                  3,648,309           82,784            17,253           3,713,840
    Other debt securities                         110,527            6,284               171             116,640
                                        ------------------  ---------------   ---------------  ------------------
              Total fixed maturities           11,214,466          282,457            78,338          11,418,585
Equity securities                                 303,867           17,385             1,203             320,049
                                        ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                           $11,518,333        $ 299,842          $ 79,541         $11,738,634
                                        ------------------  ---------------   ---------------  ------------------




                                                                   December 31, 2002
                                        -------------------------------------------------------------------------
                                                                Gross             Gross
                                                              Unrealized        Unrealized         Estimated
                                            Amortized          Holding           Holding             Fair
                                              Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                             $ 1,583,313         $ 42,607          $  3,369         $ 1,622,551
    Corporate securities                        3,193,236           87,196           110,080           3,170,352
    Mortgage-backed securities                  2,231,273           91,089             4,233           2,318,129
    Other debt securities                          10,067              671                 9              10,729
                                        ------------------  ---------------   ---------------  ------------------
              Total fixed maturities            7,017,889          221,563           117,691           7,121,761
Equity securities                                 225,358           10,717             2,132             233,943
                                        ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                           $ 7,243,247        $ 232,280         $ 119,823         $ 7,355,704
                                        ------------------  ---------------   ---------------  ------------------


        The corporate securities category in the table above includes a group of foreign securities with a total amortized cost of $19,487 and a fair value of $21,075 at December 31, 2003. These securities have variable interest rates that currently average 1.42% and maturity dates of 2049.

        The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.


                              Less than 12 months           12 months or more                 Total
                           ---------------------------   -------------------------   ---------------------------
                                           Unrealized                  Unrealized                    Unrealized
                            Fair Value       Losses      Fair Value      Losses       Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $1,160,846      $28,898       $ 93,167      $ 1,988       $1,254,013      $30,886
   Corporate securities          186,633        9,384        233,752       20,644          420,385       30,028
   Mortgage-backed
    securities                 1,152,469       17,128         14,875          125        1,167,344       17,253
   Other debt securities          27,009          171              -            -           27,009          171
                           --------------  -----------   ------------  -----------   --------------  -----------
           Total fixed
            maturities         2,526,957       55,581        341,794       22,757        2,868,751       78,338
Equity securities                 98,825        1,141          3,999           62          102,824        1,203
                           --------------  -----------   ------------  -----------   --------------  -----------
           Total available-
            for-sale          $2,625,782      $56,722       $345,793      $22,819       $2,971,574      $79,541
                           --------------  -----------   ------------  -----------   --------------  -----------

        The unrealized appreciation (depreciation) on the available-for-sale securities and interest rate swaps in 2003 and 2002 is reduced by DPAC and deferred income taxes and is reflected as a component of accumulated other comprehensive income in the statements of stockholder's equity:

                                                                                      2003               2002

Net unrealized appreciation - AFS securities                                        $ 220,300          $ 112,457
Net unrealized appreciation - interest rate swaps                                      10,705             77,493
DPAC                                                                                 (129,455)          (129,034)
Deferred income taxes                                                                 (35,542)           (21,320)
                                                                              ----------------   ----------------
                                                                                       66,008             39,596
Minimum pension liability (net of tax $407)                                              (756)                 -
                                                                              ----------------   ----------------
              Accumulated other comprehensive gain                                  $  65,252          $  39,596
                                                                              ----------------   ----------------


        The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (interest rate swaps) arising during the period less the realized (gains) losses included in income, deferred policy acquisition costs, minimum pension liability and deferred income taxes as follows:

                                                                  2003               2002               2001

Unrealized holding gains (losses) arising in the
 current period
     Fixed maturities                                            $  30,731          $ 209,522          $ (59,692)
     Equity securities                                              12,538             (1,039)            12,680
     Other invested assets - interest rate swaps                   (66,788)            77,004                489
     Less:  Reclassification adjustment for
      losses (gains) released into income                           64,574            (14,512)             2,721
     Less:  DPAC impact                                               (421)          (161,493)            20,015
     Less:  Deferred income tax effect                             (14,222)           (38,318)             8,325
                                                           ----------------   ----------------   ----------------
                                                                    26,412             71,164            (15,462)
     Less:  Minimum pension liability impact                          (756)                 -                  -
                                                           ----------------   ----------------   ----------------
                 Net other comprehensive income
                  (loss)                                         $  25,656          $  71,164          $ (15,462)
                                                           ----------------   ----------------   ----------------

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2003, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                               Amortized           Estimated
                                                                                 Cost             Fair Value

Due in one year or less                                                           $  103,700          $  104,462
Due after one year through five years                                              1,197,821           1,240,224
Due after five years through ten years                                             1,663,622           1,722,913
Due after ten years                                                                4,601,014           4,637,146
Securities not due at a single maturity date (primarily
 mortgage-backed securities)                                                       3,648,309           3,713,840
                                                                           ------------------  ------------------
              Total fixed maturities                                             $11,214,466         $11,418,585
                                                                           ------------------  ------------------

        Midland National became a member of the Federal Home Loan Bank of Des Moines ("FHLB") in 2002. In order to become a member Midland National was required to purchase FHLB equity securities that total $10,000 as of December 31, 2003. The securities are included in equity securities at cost in the Company's balance sheet. Resale of these securities is restricted only to FHLB. As a member of FHLB the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. The Company has not utilized this facility since its inception.


        Investment Income and Investment Gains (Losses)
        The major categories of investment income are summarized as follows:


                                                                   2003               2002               2001

Gross investment income
    Fixed maturities                                             $ 557,185          $ 323,558          $ 239,652
    Equity securities                                               27,506             19,387             30,620
    Mortgage loans                                                  37,961              3,608              3,744
    Policy loans                                                    20,100             16,781             16,734
    Short-term investments                                           4,972              8,305             12,238
    Other invested assets                                           22,115             25,227              7,202
                                                           ----------------   ----------------   ----------------
              Total gross investment income                        669,839            396,866            310,190
Value received on option maturities                                 48,742              4,385                  -
Less:  Amortization of investment options                           77,357             56,491             34,216
Less:  Investment expenses                                          46,075             20,386             42,230
                                                           ----------------   ----------------   ----------------
              Net investment income                              $ 595,149          $ 324,374          $ 233,744
                                                           ----------------   ----------------   ----------------

        Included in gross investment income from equity securities in 2003 is $4,686 of income related to a common stock trading program the Company initiated during 2003. Under this program, the Company purchases a common equity security prior to its ex-dividend date and simultaneously writes a covered call option on the security. The Company receives the common equity dividend and subsequently disposes of the common equity by terminating or expiring the written call option and selling the equity security or the covered call option on the equity security is exercised. In addition, the Company purchased S&P 500 put options to hedge against a significant drop in the equity securities market. For the year ended December 31, 2003, gross investment income from these activities consisted of the following:


Dividends                                                             $  15,188
Covered call option premiums                                              7,394
Loss on disposal of equity securities                                   (17,271)
S&P 500 put option expense                                                 (625)
                                                                ----------------
              Net impact on gross investment income                    $  4,686
                                                                ----------------



        The major categories of realized investment gains (losses) reflected in the income statement are summarized as follows:


                                                                   2003               2002               2001
                                                                 Realized           Realized           Realized

Fixed maturities                                                 $ (69,515)         $  26,331          $ (16,158)
Equity securities                                                    4,941            (11,819)            13,437
Mortgage loans                                                       2,164                  -                  -
Gain on termination of interest rate swaps                          65,901                  -                  -
Other                                                                   (9)                 2                 (4)
                                                           ----------------   ----------------   ----------------
              Net investment gains (losses)                       $  3,482          $  14,514          $  (2,725)
                                                           ----------------   ----------------   ----------------

        During 2003, the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as cash flow hedges and the proceeds from termination are reflected as realized gains or losses. During 2003, the Company terminated interest rate swaps with notional amounts of $462,000 and realized net gains on the terminations of $42,293. In some of the termination agreements, the Company elected to continue the interest rate swap for a period of 18 months. The remaining 18-month interest rate swaps do not qualify for hedge accounting and the Company realized a gain equal to the fair value of the remaining interest rate swap on the date of termination. These swaps are adjusted to fair market value as of December 31, 2003, with any change in fair value reflected as a realized gain or loss. During 2003, the Company realized net gains of $23,608 related to the termination of interest rate swaps with remaining 18-month periods.

        In 2002, the Company sold most of its investments in Worldcom Inc. bonds and recorded a pre-tax realized loss of approximately $18,000. Offsetting gains were taken on other securities during 2002 which were recorded in net realized investment gains.

        In 2001, the Company sold most of its investments in Enron bonds and recorded a pre-tax realized loss of approximately $28,000. Offsetting gains were taken on other securities during 2001 which were recorded in net realized investment gains.

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2003, 2002 and 2001 were as follows:


                                    2003                           2002                          2001
                        -----------------------------  ----------------------------  ----------------------------
                            Fixed          Equity         Fixed          Equity          Fixed         Equity
                         Maturities      Securities     Maturities     Securities     Maturities     Securities

Proceeds from sales     $5,509,559      $ 281,599     $5,079,475       $ 69,273      $1,338,697     $ 254,900
Gross realized gains        52,919          6,214         88,727          2,892          39,384        18,314
Gross realized losses      (92,818)        (2,719)       (51,632)       (17,565)        (58,371)       (9,287)


        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investments in one entity which exceeded 10% of stockholder's equity at December 31, 2003.

        Other
        At December 31, 2003 and 2002, securities amounting to $4,845 and $2,183, respectively, were on deposit with regulatory authorities as required by law.

        Mortgage Loans
        Approximately 34% of the Company's mortgage loan portfolio is located in the Northeast geographic region. No other region accounts for over 19% of the mortgage portfolio. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2003, was as follows: Office 44%, Retail 13%, Industrial 28%, Apartment 6%, and Other 9%. At December 31, 2003, no investments in mortgage loans were considered by management to be impaired. At December 31, 2003, the average investment in mortgage loans was $5,800.

        The maximum and minimum lending rates for new mortgage loans during 2003 was 7.84% to 7.84%. The maximum percentage of any one loan to the value of the underlying security at the time of the loan was 80%. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

        The total recorded investment in restructured loans at December 31, 2003, is $600. Interest income on nonperforming loans is generally recognized on a cash basis.

4.      Income Taxes

        The significant components of the provision for income taxes are as follows:

                                                                  2003               2002               2001

Current                                                          $  72,775          $  61,187          $  37,536
Deferred                                                           (17,447)           (18,166)              (151)
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $  55,328          $  43,021          $  37,385
                                                           ----------------   ----------------   ----------------


        Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income before income taxes as follows:


                                                                  2003               2002               2001

At statutory federal income tax rate                             $  56,709          $  43,660          $  37,567
Dividends received deductions                                         (462)              (405)              (701)
Other, net                                                            (919)              (234)               519
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $  55,328          $  43,021          $  37,385
                                                           ----------------   ----------------   ----------------

        The federal income tax asset as of December 31 is comprised of the following:


                                                                                    2003               2002

Net deferred income tax asset (liability)                                           $  74,102          $  (2,098)
Income taxes currently payable                                                         (5,658)           (15,598)
                                                                              ----------------   ----------------
              Income tax asset (liability)                                          $  68,444          $ (17,696)
                                                                              ----------------   ----------------

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:



                                                                                   2003               2002

Deferred income tax assets
    Policy liabilities and reserves                                                 $ 505,038          $ 320,041
    Other, net                                                                         31,599              5,333
                                                                              ----------------   ----------------
              Total gross deferred income tax assets                                  536,637            325,374
                                                                              ----------------   ----------------
Deferred income tax liabilities
    Investments                                                                      (124,855)           (49,592)
    Present value of future profits of acquired business                               (3,222)            (4,275)
    Deferred policy acquisition costs                                                (334,458)          (273,605)
                                                                              ----------------   ----------------
              Total deferred income tax liabilities                                  (462,535)          (327,472)
                                                                              ----------------   ----------------
              Net deferred income tax asset (liability)                             $  74,102          $  (2,098)
                                                                              ----------------   ----------------

        Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $79,000 balance in the policyholders' surplus account at December 31, 2003.

5.      Reinsurance

        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                              2003                              2002                            2001
                 --------------------------------  ------------------------------  ------------------------------
                     Ceded            Assumed          Ceded           Assumed          Ceded          Assumed

Premiums              $ 597,016          $ 9,597        $ 623,532        $ 7,519          $ 42,760       $ 6,026
Claims                    9,995           12,172           27,927          7,282            19,225         5,946



        The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company has two large reinsurance arrangements at December 31, 2003, which are described below.

        Midland National entered into a funds withheld coinsurance agreement with an outside reinsurer in 2002. This is an indemnity agreement that covers 50% of all policies issued during 2002 and 2003 of particular annuity plans. In this agreement Midland National agrees to withhold, on behalf of the assuming company, assets equal to the Statutory reserve associated with these policies. The Company has netted the funds withheld liability of $896,173 and $491,472 against the reserve credits of $1,093,253 and $601,019 in the reinsurance receivable line in the December 31, 2003 and 2002 balance sheets, respectively. This agreement increased (decreased) the following financial statement lines as follows:

                                                                    2003               2002

Assets
    Other invested assets                                          $  4,842           $  3,425
    Deferred policy acquisition costs                              (192,354)          (109,793)
    Reinsurance receivables                                         197,079            109,547
Liabilities
    Other liabilities                                                 1,022              2,316
Revenues
    Interest sensitive life and investment product charges             (197)              (109)
    Net investment income                                           (38,627)           (11,406)
Benefits and expenses
    Interest credited to policyholder account balances              (27,115)            (8,861)
    Operating expenses                                                   75               (353)
    Amortization of deferred policy acquisition costs               (10,704)            (3,164)

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

        Effective January 1, 2003, Clarica Life entered into a coinsurance agreement with an outside reinsurer that covers 30% of the majority of the inforce life and annuity policies. Policies issued in 2003 are not covered under this agreement. In this agreement approximately $734,671 of policy obligations were transferred to the reinsurer. The transfer of the policy obligations was funded by the transfer of $564,570 of fixed maturity securities, $153,219 of mortgage loans and $15,417 of cash. The GAAP ceding fee of $1,465 was recorded into a deferred liability account which will be amortized over the life of the agreement.

6.      Statutory Financial Data and Dividend Restrictions

        Midland National is domesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by Midland National during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $36,000, $27,000 and $22,000 in 2003, 2002 and
        2001, respectively. Dividends payable in 2004 up to approximately $121,500 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31, 2003, 2002 and 2001, is approximately $95,000, $68,000 and $52,000, respectively, and capital and surplus at December 31, 2003, 2002 and 2001, is approximately $722,000, $509,000 and $457,000, respectively, in accordance with statutory accounting principles.

7.      Employee Benefits

        Midland National participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2003 and 2002. The amounts reflect an allocation of the Company's portion of the SEI plan:

                                                         Pension Benefits                 Other Benefits
                                                   ------------------------------  ------------------------------
                                                       2003            2002            2003             2002

Benefit obligation at December 31                       $ 18,589        $ 14,556         $ 3,352         $ 1,995
Fair value of plan assets at December 31                   9,950           7,892               -               -
                                                   --------------  --------------  --------------   -------------
Funded status at December 31                            $ (8,639)       $ (6,664)       $ (3,352)       $ (1,995)
                                                   --------------  --------------  --------------   -------------
Accrued benefit liability recognized
 in financial statements                                 $ 3,501         $ 2,639         $ 1,862         $ 1,636
                                                   --------------  --------------  --------------   -------------


        The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.

        The amounts of contributions made to and benefits paid from the plan are as follows:


                                                         Pension Benefits                 Other Benefits
                                                   ------------------------------  ------------------------------
                                                   ------------------------------  ------------------------------
                                                       2003            2002            2003             2002

Employer contributions                                   $ 2,247         $ 1,490           $   -           $   -
Employee contributions                                         -               -              56              57
Benefit payments                                             164              57             219             193


        The following table provides the net periodic benefit cost for the years ended 2003, 2002 and 2001:

                                 Pension Benefits                                 Other Benefits
                   ----------------------------------------------  ----------------------------------------------
                       2003            2002            2001            2003            2002             2001

Net periodic
 benefit costs          $ 1,859          $ 1,394         $ 1,052          $  390          $  197          $   34


        The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:


                                                         Pension Benefits                 Other Benefits
                                                   ------------------------------  ------------------------------
                                                       2003            2002            2003             2002

Weighted-average assumptions as of
 December 31
    Discount rate                                      6.25%           6.75%           6.25%           6.75%
    Expected return on plan assets                     8.75%           8.75%            N/A             N/A
    Rate of compensation increase                      4.25%           4.25%            N/A             N/A


        For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2010 and remain at that level thereafter.


        CHC sponsors a noncontributory defined benefit pension plan. CHC also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2003. Comparative 2002 amounts are not provided as CHC was not part of the Company in 2002:


                                                                                    Pension             Other
                                                                                   Benefits           Benefits

Benefit obligation at December 31                                                   $  13,606           $  4,550
Fair value of plan assets at December 31                                               13,446                  -
                                                                              ----------------   ----------------
Funded status at December 31                                                         $   (160)         $  (4,550)
                                                                              ----------------   ----------------
Accrued benefit liability recognized in financial statements                          $   595           $  5,404
                                                                              ----------------   ----------------


        CHC's postretirement benefit plan is not funded; therefore, it has no plan assets.

        The amounts of contributions made, benefits paid, settlements, curtailments and net periodic costs for the CHC plan are as follows:



                                                    Pension             Other
                                                   Benefits           Benefits

Employer contributions                             $   119            $     -
Employee contributions                                   -                275
Benefit payments                                       508                275
Settlements                                            738                  -
Curtailments                                           792                579
Net periodic benefit costs                             579                356


        The assumptions used in the measurement of CHC's benefit obligations are shown in the following table:

                                                   Pension             Other
                                                  Benefits           Benefits

Weighted-average assumptions as of December 31
    Discount rate                                   6.25%              6.25%
    Expected return on plan assets                  6.25%               N/A
    Rate of compensation increase                4.05% to 9.00%         N/A


        For CHC's measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003. The rate was assumed to decrease gradually each year to a rate of 5.0% for 2008 and remain at that level thereafter.


        Midland National also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2003, 2002 and 2001 were $4,050, $5,388 and $1,392, respectively. The expense for 2003, 2002 and 2001 was $4,441, $3,660 and $3,170, respectively. All contributions to the ESOP are held in trust.

8.      Commitments and Contingencies

        Lease Commitments
        The Company leases certain equipment and office space. Rental expense on operating leases amounted to $4,742, $2,005 and $1,795 for the years ended December 31, 2003, 2002 and 2001, respectively. The minimum future rentals on operating leases at December 31, 2003, are $1,844 in 2004; $1,559 in 2005; $1,559 in 2006; $1,489 in 2007; $1,349 in 2008 and
        $4,446 thereafter.

        Other Contingencies
        The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. In the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position or results of operations.

9.      Other Related Party Transactions

        The Company pays fees to SEI under management contracts. The Company was charged $6,781, $4,725 and $4,029 in 2003, 2002 and 2001, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. ("Guggenheim"). The Company was charged $13,612, $7,147 and $2,751 in 2003, 2002 and 2001, respectively. Prior to April 2001 the Company paid investment management fees to an affiliate, Midland Advisors Company ("MAC"). MAC was a wholly owned subsidiary of SEI. Fees related to MAC's services were $2,138 in 2001. On May 1, 2001, MAC was sold to Guggenheim with SEI receiving stock in Guggenheim.

        Midland National provides certain insurance and noninsurance services to North American and NANY for which it was reimbursed $9,032, $13,233 and $8,756 in 2003, 2002 and 2001, respectively, for the costs incurred to render such services.

        The Company received a capital contributions from SEI of $225,000 and $10,000 in 2003 and 2002, respectively. These funds were applied as part of the funds to purchase CHC in 2003 (Note 10).

10.     Acquisition of CHC Holding

        Effective January 8, 2003, Midland National acquired 100% of the shares of CHC Holding Inc., which is the holding corporation for Clarica Life Insurance Company - U.S. The primary source of funds used to acquire the CHC shares was capital contributions received from SEI of $225,000 and $10,000 received in 2003 and 2002, respectively. The purchase price for these shares was $290,188 of which $282,936 represented the initial cost of the shares plus $7,252 of other costs. The allocation of the purchase price to the assets and liabilities of this company was as follows:

Assets
    Fixed maturities securities                                   $2,561,725
    Mortgage loans                                                   669,184
    Policy loans                                                      58,185
    Short-term investments                                            87,954
    Other invested assets and derivatives                             10,566
    Income tax asset                                                  55,702
    Cash and other receivables                                        38,339
                                                             ----------------
              Total assets                                         3,481,655
                                                             ----------------
Liabilities
    Policyholder account balances and reserves                     2,944,832
    Other liabilities                                                246,635
                                                             ----------------
              Total liabilities                                   $3,191,467
                                                             ----------------

Purchase price                                                     $ 290,188
                                                             ----------------

        The results of CHC are included in the Company's consolidated financial statements since January 8, 2003, the effective date of the purchase. The acquired assets and liabilities were recorded at fair values and, as a result, there was no excess purchase price allocated to goodwill.

        In 1994, Clarica Life issued subordinated bonds denominated in British pounds. The bonds matured on January 12, 2004, and paid interest at 7.25%. Interest payments and the repayment of principal at maturity date was fully guaranteed by Sun Life (previously known as Clarica Canada).

        Prior to, and as a condition of, the acquisition of CHC by Midland, certain assets were put into trust to defease the outstanding debt. In addition, Sun Life indemnified Midland National against any liability related to these bonds or any shortfall in the trust and also retained the residual interest in any excess trust assets after the debt has been retired. As of December 31, 2003, $29,199 of assets existed in the Trust available to repay the obligation.

11.     Subsequent Events

        Effective January 1, 2004, the nonlife insurance entities under Clarica Life were merged into Clarica Life. Effective April 1, 2004, subject to regulatory approval, CHC and Clarica Life will be merged into Midland National.

Midland National Life
Insurance Company
Separate Account C
Financial Statements
December 31, 2003 and 2002

Midland National Life Insurance Company
Separate Account C
Index
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Auditors.................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes
     in Net Assets..........................................................2-59

Notes to Financial Statements..............................................60-78

                         Report of Independent Auditors


     The Board of Directors and Stockholder Midland National Life Insurance Company and Policyholders of Separate Account C


     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account C (consisting of the portfolios of the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Berger IPT Funds, the Calvert Variable Series, Inc., the INVESCO Variable Investment Funds, Inc., the LEVCO Series Trust, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the Van Eck Worldwide Insurance Trust, the Janus Aspen Series, and the PIMCO Variable Insurance Trust) at December 31, 2003, and the results of each of the portfolios' operations and changes in each of the portfolios' net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2003, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.





     March 18, 2004

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
-----------------------------------------------------------------------------------------------------------------------------
     Statement of Assets and Liabilities                                  Statement of Operations
              December 31, 2003                                         Year Ended December 31, 2003

ASSETS                                                            INVESTMENT INCOME
    Investment in Portfolios, at net asset                          Dividend income                              $  2,286,475
     value (cost $207,694,459)                   $199,869,839       Capital gains distributions                       187,036
                                                                                                             -----------------

LIABILITIES                                                 -                                                       2,473,511
                                              ----------------
                                                                    Expenses
NET ASSETS                                       $199,869,839         Administrative expense                          238,652
                                              ----------------
                                                                      Mortality and expense risk                    2,177,203
Number of units outstanding                        13,236,954         Contract maintenance charge                     229,498
                                              ----------------                                               -----------------

                                                                        Net investment loss                          (171,842)

                                                                  REALIZED AND UNREALIZED GAINS
                                                                   (LOSSES) ON INVESTMENTS
                                                                    Net realized losses on investments            (13,849,207)
                                                                    Net unrealized appreciation on
                                                                     investments                                   50,280,289
                                                                                                             -----------------

                                                                  Net increase in net assets resulting from
                                                                   operations                                    $ 36,259,240
                                                                                                             -----------------

------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                2003               2002

Net assets at beginning of year                                                               $157,314,997       $211,587,198

Net increase (decrease) in net assets resulting from operations                                 36,259,240        (38,520,414)

Capital shares transactions
    Net premiums                                                                                37,606,368         28,787,242
    Transfers of policy loans                                                                      105,719            104,551
    Transfers of surrenders                                                                    (20,376,419)       (29,188,243)
    Transfers of death benefits                                                                 (1,192,319)        (1,341,316)
    Transfers of other terminations                                                             (7,564,497)        (6,051,540)
    Interfund and net transfers to general account                                              (2,283,250)        (8,062,481)
                                                                                          -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                      6,295,602        (15,751,787)
                                                                                          -----------------  -----------------

Total increase (decrease) in net assets                                                         42,554,842        (54,272,201)
                                                                                          -----------------  -----------------

Net assets at end of year                                                                     $199,869,839       $157,314,997
                                                                                          -----------------  -----------------



                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2003                                                      Year Ended December 31, 2003

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 8,015,449                               Dividend income                               $   118,044
     shares at net asset value of $1.00                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $8,015,449)                   $  8,015,449
                                                                                                                       118,044
LIABILITIES                                                   -      Expenses
                                               -----------------
                                                                       Administrative expense                           14,293
NET ASSETS                                         $  8,015,449        Mortality and expense risk                      153,112
                                               -----------------
                                                                       Contract maintenance charge                       7,794
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (57,155)

0.95% Institutional         39,326     $10.05       $   395,407    REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,715     $10.01            17,163     (LOSSES) ON INVESTMENTS
1.30% Institutional            485      $9.99             4,845      Net realized gains on investments                       -
1.40% Institutional        534,687     $13.39         7,157,575      Net unrealized appreciation on
1.45% Institutional          7,213      $9.96            71,838       investments                                            -
                                                                                                              -----------------
1.55% Institutional         13,243      $9.94           131,631
1.70% Institutional            443      $9.92             4,395    Net decrease in net assets resulting from
1.80% Institutional          1,091      $9.90            10,798     operations                                     $   (57,155)
                                                                                                              -----------------
2.05% Institutional         22,528      $9.85           221,797
                       ------------            -----------------

                           620,731                 $  8,015,449
                       ------------            -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                 2003               2002

Net assets at beginning of year                                                                $ 11,925,557       $ 14,720,110

Net (decrease) increase in net assets resulting from operations                                     (57,155)            27,270

Capital shares transactions
    Net premiums                                                                                 17,427,441          4,912,690
    Transfers of policy loans                                                                        12,844             35,349
    Transfers of surrenders                                                                      (7,815,987)       (11,770,834)
    Transfers of death benefits                                                                     (21,863)          (190,723)
    Transfers of other terminations                                                              (2,379,243)        (1,594,077)
    Interfund and net transfers to general account                                              (11,076,145)         5,785,772
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (3,852,953)        (2,821,823)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (3,910,108)        (2,794,553)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  8,015,449       $ 11,925,557
                                                                                            ----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 668,788                                  Dividend income                               $   251,390
     shares at net asset value of $6.95                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $4,644,402)                   $  4,641,549
                                                                                                                        251,390
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            5,287
NET ASSETS                                         $  4,641,549         Mortality and expense risk                       46,678
                                                ----------------
                                                                        Contract maintenance charge                       4,067
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                         195,358

0.95% Institutional         15,851      $12.84      $   203,495     REALIZED AND UNREALIZED GAINS
1.20% Institutional            463      $12.77            5,911      (LOSSES) ON INVESTMENTS
1.30% Institutional          2,763      $12.75           35,232       Net realized losses on investments               (606,474)
1.40% Institutional        309,646      $13.18        4,081,156       Net unrealized appreciation on
1.45% Institutional          1,810      $12.71           23,013        investments                                    1,232,765
                                                                                                               -----------------
1.55% Institutional         16,140      $12.69          204,838
1.70% Institutional             90      $12.60            1,134     Net increase in net assets resulting from
1.80% Institutional            421      $12.62            5,313      operations                                     $   821,649
                                                                                                               -----------------
2.05% Institutional          6,480      $12.57           81,457
                       ------------             ----------------

                           353,664                 $  4,641,549
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,040,364       $  3,624,840

Net increase in net assets resulting from operations                                                 821,649             43,581

Capital shares transactions
    Net premiums                                                                                   1,013,340            132,702
    Transfers of policy loans                                                                          3,140             (1,246)
    Transfers of surrenders                                                                         (304,681)          (260,463)
    Transfers of death benefits                                                                      (92,688)           (11,290)
    Transfers of other terminations                                                                  (82,753)          (140,111)
    Interfund and net transfers to general account                                                   243,178           (347,649)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                          779,536           (628,057)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,601,185           (584,476)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  4,641,549       $  3,040,364
                                                                                            -----------------  -----------------




                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 838,354                                  Dividend income                               $   313,411
     shares at net asset value of $23.18                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $18,654,069)                  $ 19,428,803
                                                                                                                        313,411
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                           24,948
NET ASSETS                                         $ 19,428,803         Mortality and expense risk                      211,560
                                                ----------------
                                                                        Contract maintenance charge                      21,241
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          55,662

0.95% Institutional         17,667      $10.77      $   190,259     REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,241      $10.72           13,298      (LOSSES) ON INVESTMENTS
1.30% Institutional             56      $10.63              595       Net realized losses on investments             (1,275,389)
1.40% Institutional        767,696      $24.73       18,985,210       Net unrealized appreciation on
1.45% Institutional          1,593      $10.67           16,998        investments                                    5,461,164
                                                                                                               -----------------
1.55% Institutional         12,320      $10.65          131,168
1.80% Institutional            550      $10.60            5,829     Net increase in net assets resulting from
2.05% Institutional          8,032      $10.55           84,704      operations                                    $  4,241,437
                                                                                                               -----------------
2.65% Institutional             71      $10.45              742
                       ------------             ----------------

                           809,226                 $ 19,428,803
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $ 16,582,653       $ 23,717,964

Net increase (decrease) in net assets resulting from operations                                    4,241,437         (4,069,759)

Capital shares transactions
    Net premiums                                                                                     826,931          1,004,736
    Transfers of policy loans                                                                         (3,587)            38,783
    Transfers of surrenders                                                                       (1,487,881)        (3,144,100)
    Transfers of death benefits                                                                     (132,514)           (26,795)
    Transfers of other terminations                                                                 (427,374)          (510,899)
    Interfund and net transfers to general account                                                  (170,862)          (427,277)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                  (1,395,287)        (3,065,552)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            2,846,150         (7,135,311)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $ 19,428,803       $ 16,582,653
                                                                                            -----------------  -----------------




                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 815,628                                  Dividend income                                $   63,056
     shares at net asset value of $31.04                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $31,780,798)                  $ 25,313,935
                                                                                                                         63,056
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                           33,345
NET ASSETS                                         $ 25,313,935         Mortality and expense risk                      283,734
                                                ----------------
                                                                        Contract maintenance charge                      37,215
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                          (291,238)

0.95% Institutional          8,753       $9.29       $   81,312     REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,248       $9.25           11,538      (LOSSES) ON INVESTMENTS
1.40% Institutional      1,141,068      $21.92       25,012,248       Net realized losses on investments             (5,021,021)
1.45% Institutional            881       $9.20            8,105       Net unrealized appreciation on
1.55% Institutional         20,945       $9.18          192,354        investments                                   11,352,789
                                                                                                               -----------------
2.05% Institutional            770       $9.10            7,005
2.40% Institutional             66       $8.98              593     Net increase in net assets resulting from
2.65% Institutional             87       $8.97              780      operations                                    $  6,040,530
                                                                                                               -----------------
                       ------------             ----------------

                         1,173,818                 $ 25,313,935
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $ 21,476,304       $ 37,169,639

Net increase (decrease) in net assets resulting from operations                                    6,040,530        (10,864,083)

Capital shares transactions
    Net premiums                                                                                     907,176          1,886,969
    Transfers of policy loans                                                                          9,247             (6,198)
    Transfers of surrenders                                                                       (1,969,460)        (3,986,847)
    Transfers of death benefits                                                                      (78,338)          (199,511)
    Transfers of other terminations                                                                 (492,053)          (652,282)
    Interfund and net transfers to general account                                                  (579,471)        (1,871,383)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                  (2,202,899)        (4,829,252)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            3,837,631        (15,693,335)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $ 25,313,935       $ 21,476,304
                                                                                            -----------------  -----------------




                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 238,584                                  Dividend income                                $   25,176
     shares at net asset value of $15.59                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $3,010,567)                   $  3,687,733
                                                                                                                         25,176
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            4,961
NET ASSETS                                         $  3,687,733         Mortality and expense risk                       45,589
                                                ----------------
                                                                        Contract maintenance charge                       4,977
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (30,351)

0.95% Institutional          5,802      $11.81       $   68,550     REALIZED AND UNREALIZED GAINS
1.30% Institutional            433      $11.75            5,086      (LOSSES) ON INVESTMENTS
1.40% Institutional        240,310      $14.91        3,583,530       Net realized gains on investments                 535,228
1.45% Institutional            828      $11.71            9,693       Net unrealized appreciation on
1.55% Institutional          1,710      $11.68           19,973        investments                                    1,111,001
                                                                                                               -----------------
2.05% Institutional             78      $11.55              901
                                                                    Net increase in net assets resulting from
                                                                     operations                                    $  1,615,878
                                                                                                               -----------------
                       ------------             ----------------

                           249,161                 $  3,687,733
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  2,819,410       $  4,096,695

Net increase (decrease) in net assets resulting from operations                                    1,615,878           (490,030)

Capital shares transactions
    Net premiums                                                                                     189,076          2,940,849
    Transfers of policy loans                                                                            361             (2,714)
    Transfers of surrenders                                                                         (322,278)          (370,568)
    Transfers of death benefits                                                                      (16,462)           (32,610)
    Transfers of other terminations                                                                  (72,788)           (57,466)
    Interfund and net transfers to general account                                                  (525,464)        (3,264,746)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (747,555)          (787,255)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              868,323         (1,277,285)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,687,733       $  2,819,410
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Midcap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 201,422                                  Dividend income                                $   14,604
     shares at net asset value of $24.16                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $3,895,254)                   $  4,864,077
                                                                                                                         14,604
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            5,768
NET ASSETS                                         $  4,864,077         Mortality and expense risk                       45,776
                                                ----------------
                                                                        Contract maintenance charge                       4,802
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (41,742)

0.95% Institutional         10,071      $12.33      $   124,170     REALIZED AND UNREALIZED GAINS
1.20% Institutional          4,459      $12.27           54,720      (LOSSES) ON INVESTMENTS
1.40% Institutional        389,660      $11.59        4,515,104       Net realized losses on investments                 (1,156)
1.45% Institutional          2,496      $12.21           30,478       Net unrealized appreciation on
1.55% Institutional          4,835      $12.19           58,936        investments                                    1,226,459
                                                                                                               -----------------
1.80% Institutional            796      $12.13            9,655
1.90% Institutional            106      $12.08            1,281     Net increase in net assets resulting from
2.05% Institutional          5,745      $12.07           69,363      operations                                    $  1,183,561
                                                                                                               -----------------
2.65% Institutional             31      $11.94              370
                       ------------             ----------------

                           418,199                 $  4,864,077
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,343,861       $  2,613,794

Net increase (decrease) in net assets resulting from operations                                    1,183,561           (452,160)

Capital shares transactions
    Net premiums                                                                                     675,048            730,904
    Transfers of policy loans                                                                          3,142             (8,403)
    Transfers of surrenders                                                                         (511,793)          (185,531)
    Transfers of death benefits                                                                       (3,465)                 -
    Transfers of other terminations                                                                  (89,713)           (61,399)
    Interfund and net transfers to general account                                                   263,436            706,656
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     336,655          1,182,227
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       1,520,216            730,067
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  4,864,077       $  3,343,861
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 423,414                                  Dividend income                               $   221,744
     shares at net asset value of $14.46                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $6,385,917)                   $  6,119,650
                                                                                                                        221,744
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            8,599
NET ASSETS                                         $  6,119,650         Mortality and expense risk                       75,242
                                                ----------------
                                                                        Contract maintenance charge                       7,170
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                         130,733

0.95% Institutional          2,667      $10.53       $   28,091     REALIZED AND UNREALIZED GAINS
1.40% Institutional        336,590      $17.53        5,901,445      (LOSSES) ON INVESTMENTS
1.55% Institutional         15,406      $10.41          160,420       Net realized losses on investments               (398,908)
2.05% Institutional          2,879      $10.31           29,694       Net unrealized appreciation on
                                                                       investments                                    1,149,804
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   881,629
                                                                                                               -----------------
                       ------------             ----------------

                           357,542                 $  6,119,650
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  5,895,389       $  7,420,666

Net increase (decrease) in net assets resulting from operations                                      881,629           (760,774)

Capital shares transactions
    Net premiums                                                                                     302,479            416,018
    Transfers of policy loans                                                                            865             (8,249)
    Transfers of surrenders                                                                         (592,671)          (506,724)
    Transfers of death benefits                                                                      (69,632)           (29,285)
    Transfers of other terminations                                                                 (248,632)          (307,582)
    Interfund and net transfers to general account                                                   (49,777)          (328,681)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (657,368)          (764,503)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              224,261         (1,525,277)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  6,119,650       $  5,895,389
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 596,198                                  Dividend income                               $   366,480
     shares at net asset value of $13.65                              Capital gains distributions                       127,452
                                                                                                               -----------------
     per share (cost $7,826,328)                   $  8,132,050
                                                                                                                        493,932
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            1,484
NET ASSETS                                         $  8,132,050         Mortality and expense risk                      119,471
                                                ----------------
                                                                        Contract maintenance charge                       8,609
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                         364,368

0.95% Institutional         11,255      $11.22      $   126,315     REALIZED AND UNREALIZED GAINS
1.20% Institutional            547      $11.17            6,108      (LOSSES) ON INVESTMENTS
1.30% Institutional            264      $11.15            2,944       Net realized gains on investments                 255,664
1.40% Institutional        453,756      $16.72        7,587,074       Net unrealized depreciation on
1.45% Institutional            537      $11.12            5,970        investments                                     (306,950)
                                                                                                               -----------------
1.55% Institutional         13,601      $11.10          150,909
2.05% Institutional         22,997      $10.99          252,730     Net increase in net assets resulting from
                                                                     operations                                     $   313,082
                                                                                                               -----------------
                       ------------             ----------------

                           502,957                 $  8,132,050
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  9,016,171       $  7,115,071

Net increase in net assets resulting from operations                                                 313,082            660,960

Capital shares transactions
    Net premiums                                                                                   1,184,251          1,075,366
    Transfers of policy loans                                                                          3,924             (9,381)
    Transfers of surrenders                                                                         (944,606)        (1,011,378)
    Transfers of death benefits                                                                      (81,546)           (64,046)
    Transfers of other terminations                                                                 (359,884)          (208,455)
    Interfund and net transfers to general account                                                  (999,342)         1,458,034
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                       (1,197,203)         1,240,140
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                             (884,121)         1,901,100
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  8,132,050       $  9,016,171
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 187,474                                  Dividend income                               $   320,745
     shares at net asset value of $126.13                             Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $26,810,436)                  $ 23,640,567
                                                                                                                        320,745
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                           35,313
NET ASSETS                                         $ 23,640,567         Mortality and expense risk                      265,970
                                                ----------------
                                                                        Contract maintenance charge                      35,570
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (16,108)
0.95% Institutional         33,565       $9.97      $   334,798
1.20% Institutional          4,548       $9.93           45,150     REALIZED AND UNREALIZED GAINS
1.30% Institutional          1,548       $9.91           15,338      (LOSSES) ON INVESTMENTS
1.40% Institutional        929,993      $24.51       22,797,212       Net realized losses on investments             (2,069,634)
1.45% Institutional          7,565       $9.88           74,742       Net unrealized appreciation on
1.55% Institutional         22,076       $9.86          217,689        investments                                    7,023,379
                                                                                                               -----------------
1.70% Institutional            214       $9.82            2,101
1.80% Institutional          1,316       $9.81           12,913     Net increase in net assets resulting from
2.05% Institutional         14,352       $9.77          140,180      operations                                    $  4,937,637
                                                                                                               -----------------
2.65% Institutional             46       $9.65              444
                       ------------             ----------------

                         1,015,223                 $ 23,640,567
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $ 20,680,848       $ 31,388,343

Net increase (decrease) in net assets resulting from operations                                    4,937,637         (7,007,278)

Capital shares transactions
    Net premiums                                                                                   1,165,373          1,245,501
    Transfers of policy loans                                                                         21,138             48,235
    Transfers of surrenders                                                                       (1,696,297)        (2,538,022)
    Transfers of death benefits                                                                     (260,439)          (151,265)
    Transfers of other terminations                                                                 (466,090)          (592,298)
    Interfund and net transfers to general account                                                  (741,603)        (1,712,368)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                  (1,977,918)        (3,700,217)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            2,959,719        (10,707,495)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $ 23,640,567       $ 20,680,848
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 761,042                                  Dividend income                                $   72,210
     shares at net asset value of $23.13                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $17,380,032)                  $ 17,597,218
                                                                                                                         72,210
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                           23,090
NET ASSETS                                         $ 17,597,218         Mortality and expense risk                      190,293
                                                ----------------
                                                                        Contract maintenance charge                      25,567
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                          (166,740)

0.95% Institutional         11,557      $11.46      $   132,444     REALIZED AND UNREALIZED GAINS
1.20% Institutional         11,531      $11.41          131,515      (LOSSES) ON INVESTMENTS
1.30% Institutional          2,702      $11.38           30,754       Net realized losses on investments             (1,113,496)
1.40% Institutional        689,941      $24.56       16,945,156       Net unrealized appreciation on
1.45% Institutional          3,913      $11.35           44,419        investments                                    4,859,091
                                                                                                               -----------------
1.55% Institutional         26,580      $11.33          301,136
1.90% Institutional             67      $11.24              753     Net increase in net assets resulting from
2.05% Institutional            833      $12.57           10,472      operations                                    $  3,578,855
                                                                                                               -----------------
2.65% Institutional             51      $11.16              569
                       ------------             ----------------

                           747,175                 $ 17,597,218
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $ 14,723,127       $ 18,536,195

Net increase (decrease) in net assets resulting from operations                                    3,578,855         (1,904,831)

Capital shares transactions
    Net premiums                                                                                   1,378,385            991,415
    Transfers of policy loans                                                                          6,076              6,442
    Transfers of surrenders                                                                       (1,556,950)        (1,606,391)
    Transfers of death benefits                                                                     (109,588)           (41,370)
    Transfers of other terminations                                                                 (356,892)          (418,735)
    Interfund and net transfers to general account                                                   (65,795)          (839,598)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (704,764)        (1,908,237)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            2,874,091         (3,813,068)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $ 17,597,218       $ 14,723,127
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 262,921                                  Dividend income                                $   93,126
     shares at net asset value of $12.33                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $3,631,458)                   $  3,241,029
                                                                                                                         93,126
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            4,515
NET ASSETS                                         $  3,241,029         Mortality and expense risk                       38,422
                                                ----------------
                                                                        Contract maintenance charge                       4,921
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          45,268

0.95% Institutional          4,349      $10.25       $   44,580     REALIZED AND UNREALIZED GAINS
1.20% Institutional            415      $10.21            4,239      (LOSSES) ON INVESTMENTS
1.40% Institutional        180,399      $17.59        3,172,491       Net realized losses on investments               (391,390)
1.55% Institutional          1,384      $10.14           14,029       Net unrealized appreciation on
2.05% Institutional            567      $10.04            5,690        investments                                      942,234
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   596,112
                                                                                                               -----------------

                       ------------             ----------------

                           187,114                 $  3,241,029
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,042,084       $  4,412,417

Net increase (decrease) in net assets resulting from operations                                      596,112           (691,092)

Capital shares transactions
    Net premiums                                                                                     148,093            180,506
    Transfers of policy loans                                                                          5,380             10,180
    Transfers of surrenders                                                                         (375,640)          (435,187)
    Transfers of death benefits                                                                      (22,329)            (8,493)
    Transfers of other terminations                                                                  (56,061)           (99,670)
    Interfund and net transfers to general account                                                   (96,610)          (326,577)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (397,167)          (679,241)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              198,945         (1,370,333)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,241,029       $  3,042,084
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 263,429                                  Dividend income                                $   88,034
     shares at net asset value of $13.88                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $3,620,116)                   $  3,654,882
                                                                                                                         88,034
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            4,717
NET ASSETS                                         $  3,654,882         Mortality and expense risk                       40,644
                                                ----------------
                                                                        Contract maintenance charge                       3,539
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          39,134

0.95% Institutional          4,855      $10.59       $   51,431     REALIZED AND UNREALIZED GAINS
1.20% Institutional            393      $10.53            4,140      (LOSSES) ON INVESTMENTS
1.40% Institutional        421,946       $8.28        3,495,597       Net realized losses on investments               (156,751)
1.45% Institutional          1,047      $10.50           10,990       Net unrealized appreciation on
1.55% Institutional          2,082      $10.48           21,809        investments                                      588,309
                                                                                                               -----------------
2.05% Institutional          6,837      $10.37           70,915
                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   470,692
                                                                                                               -----------------

                       ------------             ----------------

                           437,160                 $  3,654,882
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,009,183       $  3,384,321

Net increase (decrease) in net assets resulting from operations                                      470,692           (333,643)

Capital shares transactions
    Net premiums                                                                                     307,786            219,448
    Transfers of policy loans                                                                         (1,328)            12,904
    Transfers of surrenders                                                                         (162,564)          (276,203)
    Transfers of death benefits                                                                      (51,218)           (15,711)
    Transfers of other terminations                                                                 (175,831)          (177,534)
    Interfund and net transfers to general account                                                   258,162            195,601
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                          175,007            (41,495)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              645,699           (375,138)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,654,882       $  3,009,183
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 478,738                                  Dividend income                                $   71,316
     shares at net asset value of $13.26                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $6,679,441)                   $  6,345,607
                                                                                                                         71,316
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            8,722
NET ASSETS                                         $  6,345,607         Mortality and expense risk                       75,006
                                                ----------------
                                                                        Contract maintenance charge                       8,555
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (20,967)

0.95% Institutional          3,241      $10.25       $   33,226     REALIZED AND UNREALIZED GAINS
1.20% Institutional            407      $10.21            4,157      (LOSSES) ON INVESTMENTS
1.40% Institutional        266,803      $23.07        6,155,649       Net realized losses on investments               (543,714)
1.45% Institutional            539      $10.16            5,474       Net unrealized appreciation on
1.55% Institutional         12,043      $10.14          122,066        investments                                    1,741,109
                                                                                                               -----------------
2.05% Institutional          2,494      $10.04           25,035
                                                                    Net increase in net assets resulting from
                                                                     operations                                    $  1,176,428
                                                                                                               -----------------

                       ------------             ----------------

                           285,527                 $  6,345,607
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  5,619,040       $  7,584,540

Net increase (decrease) in net assets resulting from operations                                    1,176,428         (1,343,978)

Capital shares transactions
    Net premiums                                                                                     268,337            457,643
    Transfers of policy loans                                                                          8,070             20,734
    Transfers of surrenders                                                                         (345,903)          (480,598)
    Transfers of death benefits                                                                      (43,238)           (13,929)
    Transfers of other terminations                                                                 (174,677)          (180,773)
    Interfund and net transfers to general account                                                  (162,450)          (424,599)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (449,861)          (621,522)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              726,567         (1,965,500)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  6,345,607       $  5,619,040
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 231,976                                  Dividend income                                $   25,242
     shares at net asset value of $15.07                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $4,378,651)                   $  3,495,447
                                                                                                                         25,242
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            4,651
NET ASSETS                                         $  3,495,447         Mortality and expense risk                       39,054
                                                ----------------
                                                                        Contract maintenance charge                       5,784
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (24,247)

0.95% Institutional          5,070      $10.24       $   51,904     REALIZED AND UNREALIZED GAINS
1.20% Institutional            232      $10.20            2,367      (LOSSES) ON INVESTMENTS
1.40% Institutional        324,087      $10.56        3,422,119       Net realized losses on investments               (526,841)
1.45% Institutional             87      $10.14              882       Net unrealized appreciation on
1.55% Institutional            714      $10.12            7,223        investments                                    1,313,846
                                                                                                               -----------------
2.05% Institutional          1,093      $10.02           10,952
                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   762,758
                                                                                                               -----------------

                       ------------             ----------------

                           331,283                 $  3,495,447
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  2,962,205       $  4,396,210

Net increase (decrease) in net assets resulting from operations                                      762,758           (956,536)

Capital shares transactions
    Net premiums                                                                                     178,050            127,593
    Transfers of policy loans                                                                          4,251             (7,272)
    Transfers of surrenders                                                                         (171,933)          (258,804)
    Transfers of death benefits                                                                      (31,554)           (13,692)
    Transfers of other terminations                                                                  (52,983)           (76,142)
    Interfund and net transfers to general account                                                  (155,347)          (249,152)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (229,516)          (477,469)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              533,242         (1,434,005)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,495,447       $  2,962,205
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 245,013                                  Dividend income                                $   30,774
     shares at net asset value of $6.74                               Capital gains distributions                             -
                                                                                                               -----------------
                                                                                                               -----------------
     per share (cost $1,559,445)                   $  1,651,386
                                                                                                                         30,774
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            1,845
NET ASSETS                                         $  1,651,386         Mortality and expense risk                       17,088
                                                ----------------
                                                                        Contract maintenance charge                       1,424
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          10,417

0.95% Institutional          1,303      $10.74       $   13,998     REALIZED AND UNREALIZED GAINS
1.20% Institutional          2,128      $10.69           22,749      (LOSSES) ON INVESTMENTS
1.40% Institutional        103,627      $13.54        1,403,253       Net realized losses on investments                (65,693)
1.45% Institutional            946      $10.63           10,058       Net unrealized appreciation on
1.55% Institutional          8,961      $10.62           95,141        investments                                      269,725
                                                                                                               -----------------
1.80% Institutional          1,110      $10.57           11,733
2.05% Institutional          8,921      $10.52           93,815     Net increase in net assets resulting from
2.65% Institutional             61      $10.48              639      operations                                     $   214,449
                                                                                                               -----------------

                       ------------             ----------------

                           127,057                 $  1,651,386
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,134,803       $  1,239,385

Net increase (decrease) in net assets resulting from operations                                      214,449           (137,859)

Capital shares transactions
    Net premiums                                                                                     328,867            253,651
    Transfers of policy loans                                                                          1,558              1,312
    Transfers of surrenders                                                                          (52,608)          (104,303)
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                  (66,471)           (47,240)
    Interfund and net transfers to general account                                                    90,788            (70,143)
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     302,134             33,277
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              516,583           (104,582)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,651,386       $  1,134,803
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 266,884                                  Dividend income                                 $       -
     shares at net asset value of $7.12                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,135,921)                   $  1,900,213
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            2,640
NET ASSETS                                         $  1,900,213         Mortality and expense risk                       22,728
                                                ----------------
                                                                        Contract maintenance charge                       3,114
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (28,482)

0.95% Institutional          1,261       $9.51       $   11,995     REALIZED AND UNREALIZED GAINS
1.30% Institutional             81       $9.47              767      (LOSSES) ON INVESTMENTS
1.40% Institutional        144,988      $12.50        1,812,161       Net realized losses on investments               (497,768)
1.45% Institutional            218       $9.43            2,056       Net unrealized appreciation on
1.55% Institutional          1,036       $9.40            9,741        investments                                      825,358
                                                                                                               -----------------
1.80% Institutional             87       $9.38              816
1.90% Institutional            117       $9.36            1,095     Net increase in net assets resulting from
2.05% Institutional          6,576       $9.31           61,254      operations                                     $   299,108
                                                                                                               -----------------
2.65% Institutional             36       $9.11              328
                       ------------             ----------------

                           154,400                 $  1,900,213
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,843,106       $  2,787,480

Net increase (decrease) in net assets resulting from operations                                      299,108           (572,733)

Capital shares transactions
    Net premiums                                                                                      92,887            161,585
    Transfers of policy loans                                                                            704             (7,772)
    Transfers of surrenders                                                                         (207,383)          (216,883)
    Transfers of death benefits                                                                      (11,166)           (21,711)
    Transfers of other terminations                                                                  (68,156)           (79,827)
    Interfund and net transfers to general account                                                   (48,887)          (207,033)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (242,001)          (371,641)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                               57,107           (944,374)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,900,213       $  1,843,106
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Portfolio
-----------------------------------------------------------------------------------------------------------------------------
     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 490,444                                  Dividend income                                $   16,339
     shares at net asset value of $6.43                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,910,936)                   $  3,152,421
                                                                                                                         16,339
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            3,194
NET ASSETS                                         $  3,152,421         Mortality and expense risk                       37,319
                                                ----------------
                                                                        Contract maintenance charge                       3,751
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (27,925)
0.95% Institutional         32,602      $10.38      $   338,316
1.20% Institutional          2,126      $10.33           21,956     REALIZED AND UNREALIZED GAINS
1.30% Institutional          3,530      $10.31           36,392      (LOSSES) ON INVESTMENTS
1.40% Institutional        212,119      $11.43        2,423,734       Net realized gains on investments                 301,578
1.45% Institutional         10,391      $10.28          106,804       Net unrealized appreciation on
1.55% Institutional         17,028      $10.26          174,688        investments                                      566,040
                                                                                                               -----------------
1.70% Institutional            297      $10.23            3,038
1.80% Institutional            788      $10.21            8,049     Net increase in net assets resulting from
1.90% Institutional            113      $10.23            1,156      operations                                     $   839,693
                                                                                                               -----------------
2.05% Institutional          3,723      $10.16           37,831
2.65% Institutional             46       $9.93              457
                       ------------             ----------------
                           282,763                 $  3,152,421
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  2,194,937       $  3,058,129

Net increase (decrease) in net assets resulting from operations                                      839,693           (434,324)

Capital shares transactions
    Net premiums                                                                                     651,639          3,067,282
    Transfers of policy loans                                                                            314                283
    Transfers of surrenders                                                                         (164,938)          (236,713)
    Transfers of death benefits                                                                      (11,812)           (20,159)
    Transfers of other terminations                                                                  (36,705)           (34,573)
    Interfund and net transfers to general account                                                  (320,707)        (3,204,988)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                          117,791           (428,868)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              957,484           (863,192)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,152,421       $  2,194,937
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 672,193                                  Dividend income                                $   42,647
     shares at net asset value of $7.79                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $4,552,631)                   $  5,235,552
                                                                                                                         42,647
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            5,925
NET ASSETS                                         $  5,235,552         Mortality and expense risk                       51,542
                                                ----------------
                                                                        Contract maintenance charge                       5,070
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (19,890)
0.95% Institutional         25,644      $11.27      $   289,031
1.20% Institutional          1,914      $11.21           21,464     REALIZED AND UNREALIZED GAINS
1.30% Institutional          2,976      $11.19           33,315      (LOSSES) ON INVESTMENTS
1.40% Institutional        260,992      $17.58        4,588,710       Net realized losses on investments                (75,116)
1.45% Institutional         10,532      $11.16          117,579       Net unrealized appreciation on
1.55% Institutional          8,333      $11.14           92,846        investments                                    1,112,557
                                                                                                               -----------------
1.70% Institutional            271      $11.10            3,008
1.80% Institutional            772      $11.09            8,563     Net increase in net assets resulting from
1.90% Institutional            104      $11.03            1,147      operations                                    $  1,017,551
                                                                                                               -----------------
2.05% Institutional          7,185      $11.04           79,290
2.40% Institutional             55      $10.89              599
                       ------------             ----------------
                           318,778                 $  5,235,552
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,780,653       $  4,125,516

Net increase (decrease) in net assets resulting from operations                                    1,017,551           (684,095)

Capital shares transactions
    Net premiums                                                                                     830,595            735,569
    Transfers of policy loans                                                                          8,344              2,588
    Transfers of surrenders                                                                         (208,935)          (293,719)
    Transfers of death benefits                                                                      (28,099)          (123,592)
    Transfers of other terminations                                                                  (86,103)          (111,935)
    Interfund and net transfers to general account                                                   (78,454)           130,321
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share                                                  437,348            339,232
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,454,899           (344,863)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  5,235,552       $  3,780,653
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income and Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 253,003                                  Dividend income                                $   18,734
     shares at net asset value of $6.57                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $1,723,929)                   $  1,664,473
                                                                                                                         18,734
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            2,132
NET ASSETS                                         $  1,664,473         Mortality and expense risk                       18,338
                                                ----------------
                                                                        Contract maintenance charge                       1,872
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (3,608)

0.95% Institutional          1,689      $10.31       $   17,410     REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,066      $10.26           10,936      (LOSSES) ON INVESTMENTS
1.30% Institutional             57      $10.21              582       Net realized losses on investments                (87,036)
1.40% Institutional        141,643      $11.21        1,587,492       Net unrealized appreciation on
1.55% Institutional          1,829      $10.19           18,629        investments                                      443,953
                                                                                                               -----------------
2.05% Institutional          2,857      $10.09           28,830
2.40% Institutional             59      $10.07              594     Net increase in net assets resulting from
                                                                     operations                                     $   353,309
                                                                                                               -----------------

                       ------------             ----------------

                           149,200                 $  1,664,473
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,360,528       $  1,864,235

Net increase (decrease) in net assets resulting from operations                                      353,309           (373,907)

Capital shares transactions
    Net premiums                                                                                      86,178            140,875
    Transfers of policy loans                                                                          5,638               (892)
    Transfers of surrenders                                                                          (74,643)          (101,785)
    Transfers of death benefits                                                                       (3,698)            (1,362)
    Transfers of other terminations                                                                  (42,280)           (31,513)
    Interfund and net transfers to general account                                                   (20,559)          (135,123)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                     (49,364)          (129,800)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              303,945           (503,707)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,664,473       $  1,360,528
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
Research Series
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 144,948                                  Dividend income                                $   11,498
     shares at net asset value of $13.35                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,393,575)                   $  1,934,761
                                                                                                                         11,498
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            2,548
NET ASSETS                                         $  1,934,761         Mortality and expense risk                       22,080
                                                ----------------
                                                                        Contract maintenance charge                       2,530
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (15,660)

0.95% Institutional          2,642       $9.55       $   25,243     REALIZED AND UNREALIZED GAINS
1.40% Institutional        193,197       $9.60        1,855,357      (LOSSES) ON INVESTMENTS
1.45% Institutional            134       $9.48            1,270       Net realized losses on investments               (481,517)
1.55% Institutional          4,868       $9.45           45,986       Net unrealized appreciation on
2.05% Institutional            738       $9.36            6,905        investments                                      851,749
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   354,572
                                                                                                               -----------------

                       ------------             ----------------

                           201,579                 $  1,934,761
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,815,487       $  2,557,926

Net increase (decrease) in net assets resulting from operations                                      354,572           (641,968)

Capital shares transactions
    Net premiums                                                                                     131,614            214,413
    Transfers of policy loans                                                                            588              2,996
    Transfers of surrenders                                                                          (49,846)          (139,773)
    Transfers of death benefits                                                                      (16,494)                 -
    Transfers of other terminations                                                                 (152,449)           (87,992)
    Interfund and net transfers to general account                                                  (148,711)           (90,115)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (235,298)          (100,471)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              119,274           (742,439)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,934,761       $  1,815,487
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
Emerging Growth Series
-----------------------------------------------------------------------------------------------------------------------------
     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 271,554                                  Dividend income                                 $       -
     shares at net asset value of $15.51                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $6,304,556)                   $  4,210,784
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            5,663
NET ASSETS                                         $  4,210,784         Mortality and expense risk                       48,666
                                                ----------------
                                                                        Contract maintenance charge                       7,755
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (62,084)

0.95% Institutional          3,538       $9.00       $   31,834     REALIZED AND UNREALIZED GAINS
1.20% Institutional            264       $8.94            2,361      (LOSSES) ON INVESTMENTS
1.40% Institutional        424,878       $9.54        4,054,075       Net realized losses on investments             (1,300,324)
1.45% Institutional          3,015       $8.91           26,868       Net unrealized appreciation on
1.55% Institutional          6,079       $8.89           54,066        investments                                    2,301,177
                                                                                                               -----------------
1.80% Institutional            281       $8.85            2,486
2.05% Institutional          4,438       $8.81           39,094     Net increase in net assets resulting from
                                                                     operations                                     $   938,769
                                                                                                               -----------------

                       ------------             ----------------

                           442,493                 $  4,210,784
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,607,932       $  6,963,943

Net increase (decrease) in net assets resulting from operations                                      938,769         (2,205,857)

Capital shares transactions
    Net premiums                                                                                     217,140            289,215
    Transfers of policy loans                                                                          2,941             (6,684)
    Transfers of surrenders                                                                         (212,966)          (368,883)
    Transfers of death benefits                                                                       (5,845)           (19,693)
    Transfers of other terminations                                                                 (128,390)          (117,292)
    Interfund and net transfers to general account                                                  (208,797)          (926,817)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (335,917)        (1,150,154)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              602,852         (3,356,011)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  4,210,784       $  3,607,932
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------
     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 58,801                                   Dividend income                                $    5,351
     shares at net asset value of $16.34                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $1,039,021)                    $   960,505
                                                                                                                          5,351
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            1,219
NET ASSETS                                          $   960,505         Mortality and expense risk                       10,471
                                                ----------------
                                                                        Contract maintenance charge                         999
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (7,338)

0.95% Institutional            147       $9.67       $    1,421     REALIZED AND UNREALIZED GAINS
1.30% Institutional          1,064       $9.61           10,227      (LOSSES) ON INVESTMENTS
1.40% Institutional         96,611       $9.30          898,363       Net realized losses on investments                (76,370)
1.55% Institutional          4,711       $9.57           45,064       Net unrealized appreciation on
2.05% Institutional            573       $9.48            5,430        investments                                      236,370
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   152,662
                                                                                                               -----------------

                       ------------             ----------------

                           103,106                  $   960,505
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   805,128       $  1,107,132

Net increase (decrease) in net assets resulting from operations                                      152,662           (236,003)

Capital shares transactions
    Net premiums                                                                                     113,355            100,712
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                          (21,479)          (107,572)
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                  (19,050)           (23,900)
    Interfund and net transfers to general account                                                   (70,111)           (35,241)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                            2,715            (66,001)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              155,377           (302,004)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   960,505        $   805,128
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
New Discovery Series
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 272,385                                  Dividend income                                 $       -
     shares at net asset value of $13.96                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $3,773,191)                   $  3,800,017
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            4,260
NET ASSETS                                         $  3,800,017         Mortality and expense risk                       37,482
                                                ----------------
                                                                        Contract maintenance charge                       4,912
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (46,654)

0.95% Institutional         12,198       $9.21      $   112,323     REALIZED AND UNREALIZED GAINS
1.20% Institutional         11,364       $9.16          104,146      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,590       $9.15           14,547       Net realized losses on investments               (262,990)
1.40% Institutional        196,636      $17.74        3,488,232       Net unrealized appreciation on
1.45% Institutional          2,805       $9.12           25,580        investments                                    1,128,596
                                                                                                               -----------------
1.55% Institutional          5,769       $9.10           52,516
1.80% Institutional            264       $9.06            2,391     Net increase in net assets resulting from
2.05% Institutional             31       $9.10              282      operations                                     $   818,952
                                                                                                               -----------------

                       ------------             ----------------

                           230,657                 $  3,800,017
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  2,575,428       $  3,929,335

Net increase (decrease) in net assets resulting from operations                                      818,952         (1,266,744)

Capital shares transactions
    Net premiums                                                                                     521,246            478,922
    Transfers of policy loans                                                                          3,367             (4,404)
    Transfers of surrenders                                                                         (159,169)          (149,471)
    Transfers of death benefits                                                                       (4,371)            (6,691)
    Transfers of other terminations                                                                  (70,003)           (87,326)
    Interfund and net transfers to general account                                                   114,567           (318,193)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                          405,637            (87,163)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,224,589         (1,353,907)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,800,017       $  2,575,428
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 195,566                                  Dividend income                                $   28,288
     shares at net asset value of $24.52                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $4,338,909)                   $  4,795,295
                                                                                                                         28,288
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            5,766
NET ASSETS                                         $  4,795,295         Mortality and expense risk                       49,877
                                                ----------------
                                                                        Contract maintenance charge                       4,901
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (32,256)

0.95% Institutional          6,819      $10.64       $   72,541     REALIZED AND UNREALIZED GAINS
1.20% Institutional          2,614      $10.59           27,673      (LOSSES) ON INVESTMENTS
1.40% Institutional        312,118      $14.47        4,517,193       Net realized losses on investments               (203,767)
1.45% Institutional          3,297      $10.54           34,737       Net unrealized appreciation on
1.55% Institutional          8,237      $10.52           86,616        investments                                    1,254,749
                                                                                                               -----------------
1.80% Institutional            132      $10.46            1,381
2.05% Institutional          5,295      $10.42           55,154     Net increase in net assets resulting from
                                                                     operations                                    $  1,018,726
                                                                                                               -----------------

                       ------------             ----------------

                           338,512                 $  4,795,295
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,705,477       $  4,333,042

Net increase (decrease) in net assets resulting from operations                                    1,018,726           (889,748)

Capital shares transactions
    Net premiums                                                                                     401,980            559,091
    Transfers of policy loans                                                                            251                371
    Transfers of surrenders                                                                         (201,652)          (144,287)
    Transfers of death benefits                                                                      (44,365)              (919)
    Transfers of other terminations                                                                 (109,363)          (116,056)
    Interfund and net transfers to general account                                                    24,241            (36,017)
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      71,092            262,183
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,089,818           (627,565)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  4,795,295       $  3,705,477
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC MidCap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 371,698                                  Dividend income                                $   33,528
     shares at net asset value of $17.04                              Capital gains distributions                        55,934
                                                                                                               -----------------
     per share (cost $5,478,058)                   $  6,333,734
                                                                                                                         89,462
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            7,898
NET ASSETS                                         $  6,333,734         Mortality and expense risk                       65,136
                                                ----------------
                                                                        Contract maintenance charge                       6,185
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          10,243
0.95% Institutional         17,624      $11.40      $   200,902
1.20% Institutional          8,220      $11.35           93,257     REALIZED AND UNREALIZED GAINS
1.30% Institutional          3,564      $11.32           40,352      (LOSSES) ON INVESTMENTS
1.40% Institutional        324,416      $18.00        5,840,762       Net realized losses on investments                (79,543)
1.45% Institutional          6,332      $11.29           71,489       Net unrealized appreciation on
1.55% Institutional          6,278      $11.27           70,749        investments                                    1,206,201
                                                                                                               -----------------
1.70% Institutional             85      $11.18              950
1.80% Institutional            216      $11.23            2,426     Net increase in net assets resulting from
2.05% Institutional          1,067      $11.16           11,909      operations                                    $  1,136,901
                                                                                                               -----------------
2.40% Institutional             53      $11.15              591
2.65% Institutional             31      $11.19              347
                       ------------             ----------------
                           367,886                 $  6,333,734
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  4,778,242       $  4,708,859

Net increase (decrease) in net assets resulting from operations                                    1,136,901           (748,423)

Capital shares transactions
    Net premiums                                                                                     863,552            867,149
    Transfers of policy loans                                                                           (185)             1,071
    Transfers of surrenders                                                                         (428,378)          (306,177)
    Transfers of death benefits                                                                            -           (235,020)
    Transfers of other terminations                                                                  (76,527)          (101,024)
    Interfund and net transfers to general account                                                    60,129            591,807
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     418,591            817,806
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       1,555,492             69,383
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  6,333,734       $  4,778,242
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC International Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 44,000                                   Dividend income                                $    4,087
     shares at net asset value of $7.10                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $265,762)                      $   312,400
                                                                                                                          4,087
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              287
NET ASSETS                                          $   312,400         Mortality and expense risk                        2,570
                                                ----------------
                                                                        Contract maintenance charge                         410
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                             820

0.95% Institutional          1,045      $12.02       $   12,557     REALIZED AND UNREALIZED GAINS
1.30% Institutional          1,833      $11.93           21,867      (LOSSES) ON INVESTMENTS
1.40% Institutional         32,307       $7.41          239,464       Net realized gains on investments                     735
1.45% Institutional            392      $11.91            4,667       Net unrealized appreciation on
1.55% Institutional          2,809      $11.87           33,354        investments                                       70,150
                                                                                                               -----------------
2.05% Institutional              5      $11.60               58
2.65% Institutional             37      $11.70              433     Net increase in net assets resulting from
                                                                     operations                                      $   71,705
                                                                                                               -----------------

                       ------------             ----------------

                            38,428                  $   312,400
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   166,638        $   205,975

Net increase (decrease) in net assets resulting from operations                                       71,705            (36,059)

Capital shares transactions
    Net premiums                                                                                      86,193             21,047
    Transfers of policy loans                                                                          1,355             (3,263)
    Transfers of surrenders                                                                          (12,376)            (1,125)
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                   (4,498)            (8,897)
    Interfund and net transfers to general account                                                     3,383            (11,040)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                           74,057             (3,278)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              145,762            (39,337)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   312,400        $   166,638
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 58,863                                   Dividend income                                 $       -
     shares at net asset value of $33.29                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $1,787,400)                   $  1,959,549
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            1,537
NET ASSETS                                         $  1,959,549         Mortality and expense risk                       14,303
                                                ----------------
                                                                        Contract maintenance charge                       1,348
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (17,188)

0.95% Institutional         20,975       $9.31      $   195,311     REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,568       $9.27           14,529      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,696       $9.25           15,690       Net realized losses on investments               (102,617)
1.40% Institutional        239,077       $6.21        1,484,363       Net unrealized appreciation on
1.45% Institutional          7,358       $9.22           67,862        investments                                      432,633
                                                                                                               -----------------
1.55% Institutional         14,247       $9.21          131,146
1.70% Institutional            145       $9.17            1,329     Net increase in net assets resulting from
1.80% Institutional            198       $9.15            1,811      operations                                     $   312,828
                                                                                                               -----------------
2.05% Institutional          5,210       $9.12           47,508
                       ------------             ----------------

                           290,474                  $ 1,959,549
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   771,430       $  1,374,366

Net increase (decrease) in net assets resulting from operations                                      312,828           (377,933)

Capital shares transactions
    Net premiums                                                                                     490,715            255,146
    Transfers of policy loans                                                                          1,029               (905)
    Transfers of surrenders                                                                          (75,801)           (21,820)
    Transfers of death benefits                                                                       (1,250)           (46,437)
    Transfers of other terminations                                                                  (36,295)           (23,027)
    Interfund and net transfers to general account                                                   496,893           (387,960)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                          875,291           (225,003)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,188,119           (602,936)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,959,549        $   771,430
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 161,530                                  Dividend income                                 $       -
     shares at net asset value of $18.40                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,655,113)                   $  2,972,166
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            2,241
NET ASSETS                                         $  2,972,166         Mortality and expense risk                       20,028
                                                ----------------
                                                                        Contract maintenance charge                       1,869
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (24,138)

0.95% Institutional         14,172      $10.66      $   151,072     REALIZED AND UNREALIZED GAINS
1.20% Institutional            999      $10.61           10,598      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,960      $10.59           20,753       Net realized losses on investments                (48,636)
1.40% Institutional        314,939       $8.11        2,552,802       Net unrealized appreciation on
1.45% Institutional          4,480      $10.56           47,305        investments                                      632,899
                                                                                                               -----------------
1.55% Institutional         10,983      $10.54          115,741
1.70% Institutional            128      $10.50            1,344     Net increase in net assets resulting from
1.80% Institutional            175      $10.50            1,838      operations                                     $   560,125
                                                                                                               -----------------
2.05% Institutional          6,775      $10.44           70,713
                       ------------             ----------------

                           354,611                 $  2,972,166
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   935,814       $  1,183,607

Net increase (decrease) in net assets resulting from operations                                      560,125           (379,087)

Capital shares transactions
    Net premiums                                                                                     516,057            372,827
    Transfers of policy loans                                                                          4,910             (4,084)
    Transfers of surrenders                                                                         (103,382)           (85,286)
    Transfers of death benefits                                                                      (15,738)           (34,061)
    Transfers of other terminations                                                                  (24,837)           (24,308)
    Interfund and net transfers to general account                                                 1,099,217            (93,794)
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                   1,476,227            131,294
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            2,036,352           (247,793)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  2,972,166        $   935,814
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 100,098                                  Dividend income                                 $       -
     shares at net asset value of $28.09                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,500,286)                   $  2,811,775
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            2,008
NET ASSETS                                         $  2,811,775         Mortality and expense risk                       23,299
                                                ----------------
                                                                        Contract maintenance charge                       2,579
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (27,886)
0.95% Institutional         17,909       $9.15      $   163,808
1.20% Institutional          7,906       $9.10           71,969     REALIZED AND UNREALIZED GAINS
1.30% Institutional          1,319       $9.08           11,982      (LOSSES) ON INVESTMENTS
1.40% Institutional        446,609       $5.39        2,405,289       Net realized losses on investments               (227,250)
1.45% Institutional          3,716       $9.06           33,662       Net unrealized appreciation on
1.55% Institutional         12,782       $9.04          115,577        investments                                      757,043
                                                                                                               -----------------
1.70% Institutional             69       $8.96              618
1.80% Institutional            369       $9.00            3,320     Net increase in net assets resulting from
2.05% Institutional            555       $8.96            4,972      operations                                     $   501,907
                                                                                                               -----------------
2.40% Institutional             65       $8.89              578
                       ------------             ----------------

                           491,299                 $  2,811,775
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,631,790       $  1,826,061

Net increase (decrease) in net assets resulting from operations                                      501,907           (778,516)

Capital shares transactions
    Net premiums                                                                                     662,934            459,303
    Transfers of policy loans                                                                              -             (1,787)
    Transfers of surrenders                                                                         (117,619)           (52,345)
    Transfers of death benefits                                                                       (9,677)           (32,951)
    Transfers of other terminations                                                                  (70,553)           (66,291)
    Interfund and net transfers to general account                                                   212,993            278,316
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     678,078            584,245
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,179,985           (194,271)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  2,811,775       $  1,631,790
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund Small Capitalization Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 81,182                                   Dividend income                                 $       -
     shares at net asset value of $17.38                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $1,267,482)                   $  1,410,934
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            7,866
NET ASSETS                                         $  1,410,934         Mortality and expense risk                        7,500
                                                ----------------
                                                                        Contract maintenance charge                         483
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (15,849)

0.95% Institutional          9,790      $10.62      $   103,973     REALIZED AND UNREALIZED GAINS
1.20% Institutional          9,024      $10.57           95,378      (LOSSES) ON INVESTMENTS
1.40% Institutional        179,885       $5.64        1,014,544       Net realized losses on investments                 (1,432)
1.45% Institutional          1,321      $10.52           13,894       Net unrealized appreciation on
1.55% Institutional         14,034      $10.50          147,352        investments                                      197,609
                                                                                                               -----------------
2.05% Institutional          3,414      $10.40           35,499
2.65% Institutional             29      $10.14              294     Net increase in net assets resulting from
                                                                     operations                                     $   180,328
                                                                                                               -----------------

                       ------------             ----------------

                           217,497                 $  1,410,934
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   270,449        $   141,402

Net increase (decrease) in net assets resulting from operations                                      180,328            (81,063)

Capital shares transactions
    Net premiums                                                                                     375,690             99,109
    Transfers of policy loans                                                                          1,125             (4,091)
    Transfers of surrenders                                                                          (15,797)           (15,649)
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                  (11,625)            (3,184)
    Interfund and net transfers to general account                                                   610,764            133,925
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     960,157            210,110
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       1,140,485            129,047
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,410,934        $   270,449
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Berger IPT Funds Large Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio                           $       -       Dividend income                                  $      4
                                                                      Capital gains distributions                             -
                                                                                                               -----------------
LIABILITIES                                                   -
                                                ----------------
                                                                                                                              4
NET ASSETS                                            $       -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
                                                                        Mortality and expense risk                            3
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------

                                                                          Net investment income                               1

                                                                    REALIZED AND UNREALIZED GAINS
                                                                     (LOSSES) ON INVESTMENTS
                                                                      Net realized gains on investments                     135
                                                                      Net unrealized appreciation on
                                                                       investments                                          145
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                       $     281
                                                                                                               -----------------




--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    1,421          $       -

Net increase (decrease) in net assets resulting from operations                                          281               (127)

Capital shares transactions
    Net premiums                                                                                       3,002              1,548
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (121)                 -
    Interfund and net transfers to general account                                                    (4,583)                 -
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                           (1,702)             1,548
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                               (1,421)             1,421
                                                                                            -----------------  -----------------

Net assets at end of year                                                                          $       -         $    1,421
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Berger IPT Funds Small Company Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio                           $       -       Dividend income                                 $       -
                                                                      Capital gains distributions                             -
                                                                                                               -----------------
LIABILITIES                                                   -
                                                ----------------
                                                                                                                              -
NET ASSETS                                            $       -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
                                                                        Mortality and expense risk                            1
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------

                                                                          Net investment loss                                (1)

                                                                    REALIZED AND UNREALIZED GAINS
                                                                     (LOSSES) ON INVESTMENTS
                                                                      Net realized losses on investments                     (9)
                                                                      Net unrealized appreciation on
                                                                       investments                                            -
                                                                                                               -----------------

                                                                    Net decrease in net assets resulting from
                                                                     operations                                       $     (10)
                                                                                                               -----------------




--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $     142          $       -

Net decrease in net assets resulting from operations                                                     (10)                (9)

Capital shares transactions
    Net premiums                                                                                           -              1,329
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                (13)
    Interfund and net transfers to general account                                                      (132)            (1,165)
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                             (132)               151
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                                 (142)               142
                                                                                            -----------------  -----------------

Net assets at end of year                                                                          $       -          $     142
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 4,276                                    Dividend income                                 $     790
     shares at net asset value of $15.21                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $56,299)                        $   65,030
                                                                                                                            790
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $   65,030         Mortality and expense risk                          260
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                             530

0.95% Institutional          5,518       $9.90       $   54,621     REALIZED AND UNREALIZED GAINS
1.20% Institutional            104       $9.89            1,029      (LOSSES) ON INVESTMENTS
1.45% Institutional            104       $9.83            1,022       Net realized gains on investments                      55
1.55% Institutional            280       $9.81            2,746       Net unrealized appreciation on
2.05% Institutional            577       $9.73            5,612        investments                                        8,730
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    9,315
                                                                                                               -----------------

                       ------------             ----------------

                             6,583                   $   65,030
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $     146          $       -

Net increase in net assets resulting from operations                                                   9,315                  -

Capital shares transactions
    Net premiums                                                                                      24,519                146
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (145)                 -
    Interfund and net transfers to general account                                                    31,195                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      55,569                146
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          64,884                146
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   65,030          $     146
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social MidCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 229                                      Dividend income                                 $       -
     shares at net asset value of $24.12                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $5,309)                         $    5,524
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $    5,524         Mortality and expense risk                           12
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                               (12)

0.95% Institutional            287      $10.20       $    2,926     REALIZED AND UNREALIZED GAINS
1.45% Institutional             97      $10.11              981      (LOSSES) ON INVESTMENTS
1.55% Institutional            155      $10.07            1,561       Net realized gains on investments                       -
2.05% Institutional              6       $9.33               56       Net unrealized appreciation on
                                                                       investments                                          215
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                       $     203
                                                                                                               -----------------

                       ------------             ----------------

                               545                   $    5,524
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                     203                  -

Capital shares transactions
    Net premiums                                                                                       4,311                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                      (19)                 -
    Interfund and net transfers to general account                                                     1,029                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                       5,321                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                           5,524                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $    5,524          $       -
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 342                                      Dividend income                                  $      1
     shares at net asset value of $15.81                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $5,213)                         $    5,406
                                                                                                                              1
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $    5,406         Mortality and expense risk                            9
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                                (8)

0.95% Institutional            413      $10.38       $    4,289     REALIZED AND UNREALIZED GAINS
1.20% Institutional            108      $10.34            1,117      (LOSSES) ON INVESTMENTS
                                                                      Net realized gains on investments                       1
                                                                      Net unrealized appreciation on
                                                                       investments                                          193
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                       $     186
                                                                                                               -----------------

                       ------------             ----------------

                               521                      $ 5,406
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                     186                  -

Capital shares transactions
    Net premiums                                                                                       5,220                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                         -                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                       5,220                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                           5,406                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $    5,406          $       -
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
INVESCO Variable Investment Funds, Inc. Technology Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 15,638                                   Dividend income                                 $       -
     shares at net asset value of $4.38                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $61,032)                        $   67,333
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                3
NET ASSETS                                           $   67,333         Mortality and expense risk                          361
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (364)

0.95% Institutional          1,200       $9.41       $   11,288     REALIZED AND UNREALIZED GAINS
1.20% Institutional          2,515       $9.37           23,565      (LOSSES) ON INVESTMENTS
1.45% Institutional            124       $9.34            1,158       Net realized gains on investments                     909
1.55% Institutional          1,869       $9.31           17,404       Net unrealized appreciation on
1.80% Institutional            359       $9.29            3,334        investments                                        7,657
                                                                                                               -----------------
2.05% Institutional          1,146       $9.24           10,584
                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    8,202
                                                                                                               -----------------

                       ------------             ----------------

                             7,213                   $   67,333
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    8,530          $       -

Net increase (decrease) in net assets resulting from operations                                        8,202             (1,425)

Capital shares transactions
    Net premiums                                                                                      55,025              9,955
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (370)                 -
    Interfund and net transfers to general account                                                    (4,054)                 -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      50,601              9,955
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          58,803              8,530
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   67,333         $    8,530
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
INVESCO Variable Investment Funds, Inc. Utilities Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 4,276                                    Dividend income                                $    2,031
     shares at net asset value of $47.40                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $189,789)                      $   202,674
                                                                                                                          2,031
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               54
NET ASSETS                                          $   202,674         Mortality and expense risk                          684
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                           1,293

0.95% Institutional          2,635       $9.93       $   26,169     REALIZED AND UNREALIZED GAINS
1.20% Institutional          9,995       $9.89           98,869      (LOSSES) ON INVESTMENTS
1.30% Institutional            343       $9.89            3,391       Net realized gains on investments                   1,466
1.45% Institutional          1,942       $9.85           19,133       Net unrealized appreciation on
1.55% Institutional          5,605       $9.83           55,112        investments                                       12,128
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $   14,887
                                                                                                               -----------------

                       ------------             ----------------

                            20,520                  $   202,674
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $   16,989          $       -

Net increase in net assets resulting from operations                                                  14,887                846

Capital shares transactions
    Net premiums                                                                                     177,596             16,143
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                   (2,245)                 -
    Interfund and net transfers to general account                                                    (4,553)                 -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     170,798             16,143
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         185,685             16,989
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   202,674         $   16,989
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
INVESCO Variable Investment Funds, Inc. Financial Services Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 36,981                                   Dividend income                                $    1,758
     shares at net asset value of $13.54                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $456,707)                      $   500,730
                                                                                                                          1,758
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              281
NET ASSETS                                          $   500,730         Mortality and expense risk                        3,073
                                                ----------------
                                                                        Contract maintenance charge                         113
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (1,709)

0.95% Institutional          4,577      $11.01       $   50,371     REALIZED AND UNREALIZED GAINS
1.20% Institutional          3,030      $10.95           33,193      (LOSSES) ON INVESTMENTS
1.30% Institutional            630      $10.93            6,884       Net realized gains on investments                  33,669
1.40% Institutional         28,861      $10.69          308,386       Net unrealized appreciation on
1.45% Institutional          2,780      $10.90           30,304        investments                                       43,880
                                                                                                               -----------------
1.55% Institutional            759      $10.88            8,255
1.80% Institutional            451      $10.82            4,880     Net increase in net assets resulting from
2.05% Institutional          5,424      $10.78           58,457      operations                                      $   75,840
                                                                                                               -----------------

                       ------------             ----------------

                            46,512                  $   500,730
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   175,773          $       -

Net increase (decrease) in net assets resulting from operations                                       75,840            (14,543)

Capital shares transactions
    Net premiums                                                                                     202,749             36,645
    Transfers of policy loans                                                                            170                411
    Transfers of surrenders                                                                           (1,516)
    Transfers of death benefits                                                                      (13,785)
    Transfers of other terminations                                                                   (6,762)            (5,448)
    Interfund and net transfers to general account                                                    68,261            158,708
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     249,117            190,316
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         324,957            175,773
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   500,730        $   175,773
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
INVESCO Variable Investment Funds, Inc. Health Sciences Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 29,826                                   Dividend income                                 $       -
     shares at net asset value of $17.57                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $483,130)                      $   524,042
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              280
NET ASSETS                                          $   524,042         Mortality and expense risk                        2,633
                                                ----------------
                                                                        Contract maintenance charge                         119
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (3,032)

0.95% Institutional          7,576       $9.96       $   75,474     REALIZED AND UNREALIZED GAINS
1.20% Institutional            668       $9.91            6,623      (LOSSES) ON INVESTMENTS
1.30% Institutional            345       $9.90            3,415       Net realized gains on investments                  17,926
1.40% Institutional         35,646      $10.24          365,029       Net unrealized appreciation on
1.45% Institutional          4,786       $9.87           47,220        investments                                       46,906
                                                                                                               -----------------
1.55% Institutional            913       $9.85            8,989
1.80% Institutional            143       $9.81            1,403     Net increase in net assets resulting from
2.05% Institutional          1,629       $9.75           15,889      operations                                      $   61,800
                                                                                                               -----------------

                       ------------             ----------------

                            51,706                  $   524,042
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   108,413          $       -

Net increase (decrease) in net assets resulting from operations                                       61,800            (12,607)

Capital shares transactions
    Net premiums                                                                                     236,041             72,655
    Transfers of policy loans                                                                             87                237
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                      (11,145)                 -
    Transfers of other terminations                                                                   (7,484)            (2,198)
    Interfund and net transfers to general account                                                   136,330             50,326
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     353,829            121,020
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         415,629            108,413
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   524,042        $   108,413
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 194                                      Dividend income                                 $      56
     shares at net asset value of $10.04                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $1,516)                         $    1,944
                                                                                                                             56
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                7
NET ASSETS                                           $    1,944         Mortality and expense risk                           56
                                                ----------------
                                                                        Contract maintenance charge                          14
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                               (21)

1.40% Institutional            208       $9.35       $    1,944     REALIZED AND UNREALIZED GAINS
                                                                     (LOSSES) ON INVESTMENTS
                                                                      Net realized gains on investments                     819
                                                                      Net unrealized appreciation on
                                                                       investments                                          821
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    1,619
                                                                                                               -----------------

                       ------------             ----------------

                               208                   $    1,944
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    4,305          $       -

Net increase (decrease) in net assets resulting from operations                                        1,619               (417)

Capital shares transactions
    Net premiums                                                                                      24,084              4,373
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                   (28,064)               349
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                           (3,980)             4,722
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                               (2,361)             4,305
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $    1,944         $    4,305
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 26,389                                   Dividend income                                 $     703
     shares at net asset value of $12.34                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $321,372)                      $   325,639
                                                                                                                            703
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               30
NET ASSETS                                          $   325,639         Mortality and expense risk                          808
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (135)

0.95% Institutional         21,153      $10.89      $   230,267     REALIZED AND UNREALIZED GAINS
1.20% Institutional            442      $10.85            4,796      (LOSSES) ON INVESTMENTS
1.30% Institutional            278      $10.82            3,008       Net realized gains on investments                     187
1.45% Institutional          3,934      $10.80           42,471       Net unrealized appreciation on
1.55% Institutional          2,411      $10.78           25,979        investments                                        3,904
                                                                                                               -----------------
1.70% Institutional            272      $10.73            2,919
1.80% Institutional            678      $10.74            7,279     Net increase in net assets resulting from
2.05% Institutional            835      $10.68            8,920      operations                                      $    3,956
                                                                                                               -----------------

                       ------------             ----------------

                            30,003                  $   325,639
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $   20,971          $       -

Net increase in net assets resulting from operations                                                   3,956                367

Capital shares transactions
    Net premiums                                                                                     292,504             20,604
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                   (1,297)                 -
    Interfund and net transfers to general account                                                     9,505                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     300,712             20,604
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         304,668             20,971
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   325,639         $   20,971
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 4,980                                    Dividend income                                 $       -
     shares at net asset value of $14.06                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $64,990)                        $   70,024
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               45
NET ASSETS                                           $   70,024         Mortality and expense risk                          194
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (239)

0.95% Institutional          2,567      $10.27       $   26,371     REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,898      $10.22           19,406      (LOSSES) ON INVESTMENTS
1.30% Institutional            237      $10.22            2,421       Net realized gains on investments                      32
1.45% Institutional            332      $10.17            3,376       Net unrealized appreciation on
1.55% Institutional          1,786      $10.17           18,155        investments                                        5,085
                                                                                                               -----------------
2.65% Institutional             30       $9.83              295
                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    4,878
                                                                                                               -----------------

                       ------------             ----------------

                             6,850                   $   70,024
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    3,671          $       -

Net increase (decrease) in net assets resulting from operations                                        4,878                (51)

Capital shares transactions
    Net premiums                                                                                      56,505              3,722
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                     4,970                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      61,475              3,722
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          66,353              3,671
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   70,024         $    3,671
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 25,012                                   Dividend income                                 $       -
     shares at net asset value of $7.21                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $141,286)                      $   180,338
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                          $   180,338         Mortality and expense risk                          821
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (821)

0.95% Institutional         17,298       $9.60      $   166,122     REALIZED AND UNREALIZED GAINS
1.20% Institutional            389       $9.57            3,723      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,071       $9.55           10,227       Net realized gains on investments                     119
1.55% Institutional             28       $9.50              266       Net unrealized appreciation on
                                                                       investments                                       39,150
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $   38,448
                                                                                                               -----------------

                       ------------             ----------------

                            18,786                  $   180,338
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    2,402          $       -

Net increase (decrease) in net assets resulting from operations                                       38,448                (98)

Capital shares transactions
    Net premiums                                                                                     103,009              2,500
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                    36,479                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     139,488              2,500
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         177,936              2,402
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   180,338         $    2,402
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust OTC Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 4,653                                    Dividend income                                 $       -
     shares at net asset value of $13.16                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $53,333)                        $   61,229
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                2
NET ASSETS                                           $   61,229         Mortality and expense risk                          266
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (268)

0.95% Institutional          2,116      $10.97       $   23,216     REALIZED AND UNREALIZED GAINS
1.30% Institutional            938      $10.90           10,227      (LOSSES) ON INVESTMENTS
1.45% Institutional          1,777      $10.88           19,333       Net realized gains on investments                      69
1.55% Institutional            468      $10.85            5,079       Net unrealized appreciation on
1.80% Institutional            312      $10.81            3,374        investments                                        8,039
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    7,840
                                                                                                               -----------------

                       ------------             ----------------

                             5,611                   $   61,229
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    2,383          $       -

Net increase (decrease) in net assets resulting from operations                                        7,840               (143)

Capital shares transactions
    Net premiums                                                                                      45,852              2,526
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (212)                 -
    Interfund and net transfers to general account                                                     5,366                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      51,006              2,526
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          58,846              2,383
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   61,229         $    2,383
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 9,803,586                                Dividend income                                 $     156
     shares at net asset value of $1.00                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $9,803,586)                   $  9,803,585
                                                                                                                            156
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                2
NET ASSETS                                         $  9,803,585         Mortality and expense risk                       70,395
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (70,241)

0.95% Institutional            791       $9.88       $    7,814     REALIZED AND UNREALIZED GAINS
1.55% Institutional        989,154       $9.77        9,668,641      (LOSSES) ON INVESTMENTS
2.05% Institutional         13,115       $9.69          127,130       Net realized gains on investments                       -
                                                                      Net unrealized depreciation on
                                                                       investments                                           (1)
                                                                                                               -----------------

                                                                    Net decrease in net assets resulting from
                                                                     operations                                     $   (70,242)
                                                                                                               -----------------

                       ------------             ----------------

                         1,003,060                 $  9,803,585
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,281,208          $       -

Net (decrease) increase in net assets resulting from operations                                      (70,242)               240

Capital shares transactions
    Net premiums                                                                                     412,553          1,280,968
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                               (1,074,515)                 -
    Interfund and net transfers to general account                                                 9,254,581                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                   8,592,619          1,280,968
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       8,522,377          1,281,208
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  9,803,585       $  1,281,208
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Ursa Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 7,290                                    Dividend income                                 $       -
     shares at net asset value of $5.78                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $45,010)                        $   42,136
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $   42,136         Mortality and expense risk                          447
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (447)

0.95% Institutional          1,220       $8.74       $   10,657     REALIZED AND UNREALIZED GAINS
1.20% Institutional          3,131       $8.70           27,245      (LOSSES) ON INVESTMENTS
1.45% Institutional            489       $8.66            4,234       Net realized losses on investments                (13,364)
                                                                      Net unrealized depreciation on
                                                                       investments                                       (2,874)
                                                                                                               -----------------

                                                                    Net decrease in net assets resulting from
                                                                     operations                                     $   (16,685)
                                                                                                               -----------------

                       ------------             ----------------

                             4,840                   $   42,136
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net decrease in net assets resulting from operations                                                 (16,685)                 -

Capital shares transactions
    Net premiums                                                                                     164,292                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                  (105,471)                 -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      58,821                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          42,136                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   42,136          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Arktos Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 1,353                                    Dividend income                                 $      31
     shares at net asset value of $24.09                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $34,237)                        $   32,595
                                                                                                                             31
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $   32,595         Mortality and expense risk                          103
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                               (72)

0.95% Institutional            601       $6.89       $    4,143     REALIZED AND UNREALIZED GAINS
1.20% Institutional          3,048       $6.86           20,909      (LOSSES) ON INVESTMENTS
1.30% Institutional            487       $6.85            3,338       Net realized losses on investments                 (2,930)
1.45% Institutional            616       $6.83            4,205       Net unrealized depreciation on
                                                                       investments                                       (1,642)
                                                                                                               -----------------

                                                                    Net decrease in net assets resulting from
                                                                     operations                                     $    (4,644)
                                                                                                               -----------------

                       ------------             ----------------

                             4,752                   $   32,595
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net decrease in net assets resulting from operations                                                  (4,644)                 -

Capital shares transactions
    Net premiums                                                                                      60,658                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                   (23,419)                 -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      37,239                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          32,595                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   32,595          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 24,733                                   Dividend income                                 $     217
     shares at net asset value of $14.87                              Capital gains distributions                             -
                                                                                                               -----------------
                                                                                                               -----------------
     per share (cost $317,883)                      $   367,790
                                                                                                                            217
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              294
NET ASSETS                                          $   367,790         Mortality and expense risk                        2,713
                                                ----------------
                                                                        Contract maintenance charge                          64
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (2,854)

0.95% Institutional          7,461      $13.52      $   100,908     REALIZED AND UNREALIZED GAINS
1.20% Institutional          6,471      $13.46           87,100      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,349      $13.43           18,117       Net realized gains on investments                 151,104
1.40% Institutional          8,208      $12.19          100,089       Net unrealized appreciation on
1.45% Institutional          1,513      $13.40           20,267        investments                                       47,597
                                                                                                               -----------------
1.55% Institutional          3,088      $13.37           41,287
2.05% Institutional              2      $11.00               22     Net increase in net assets resulting from
                                                                     operations                                     $   195,847
                                                                                                               -----------------

                       ------------             ----------------

                            28,092                  $   367,790
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $   40,460          $       -

Net increase (decrease) in net assets resulting from operations                                      195,847             (7,765)

Capital shares transactions
    Net premiums                                                                                     244,931              8,175
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                           (1,867)           (10,802)
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                   (2,506)            (2,073)
    Interfund and net transfers to general account                                                  (109,075)            52,925
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     131,483             48,225
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         327,330             40,460
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   367,790         $   40,460
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 7,015                                    Dividend income                                 $     907
     shares at net asset value of $12.15                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $72,229)                        $   85,231
                                                                                                                            907
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               29
NET ASSETS                                           $   85,231         Mortality and expense risk                        6,732
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (5,854)

0.95% Institutional          3,811      $12.86       $   49,018     REALIZED AND UNREALIZED GAINS
1.20% Institutional            747      $12.80            9,562      (LOSSES) ON INVESTMENTS
1.30% Institutional            860      $12.78           10,991       Net realized gains on investments                 488,860
1.45% Institutional            274      $12.76            3,495       Net unrealized appreciation on
1.55% Institutional            948      $12.74           12,076        investments                                       16,348
                                                                                                               -----------------
2.05% Institutional              7      $12.71               89
                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   499,354
                                                                                                               -----------------

                       ------------             ----------------

                             6,647                   $   85,231
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   132,276          $       -

Net increase (decrease) in net assets resulting from operations                                      499,354           (498,031)

Capital shares transactions
    Net premiums                                                                                      37,922          2,925,869
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (539)                 -
    Interfund and net transfers to general account                                                  (583,782)        (2,295,562)
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                         (546,399)           630,307
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                              (47,045)           132,276
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   85,231        $   132,276
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Levin MidCap Value Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio                           $       -       Dividend income                                 $       -
                                                                      Capital gains distributions                             -
                                                                                                               -----------------
LIABILITIES                                                   -
                                                ----------------
                                                                                                                              -
NET ASSETS                                            $       -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
                                                                        Mortality and expense risk                           11
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------

                                                                          Net investment loss                               (11)

                                                                    REALIZED AND UNREALIZED GAINS
                                                                     (LOSSES) ON INVESTMENTS
                                                                      Net realized gains on investments                      93
                                                                      Net unrealized depreciation on
                                                                       investments                                          (22)
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                       $      60
                                                                                                               -----------------




--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    1,869          $       -

Net increase in net assets resulting from operations                                                      60                 21

Capital shares transactions
    Net premiums                                                                                         334              1,848
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                    (2,263)                 -
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                           (1,929)             1,848
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                               (1,869)             1,869
                                                                                            -----------------  -----------------

Net assets at end of year                                                                          $       -         $    1,869
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 3,657                                    Dividend income                                 $       -
     shares at net asset value of $13.31                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $45,475)                        $   48,670
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $   48,670         Mortality and expense risk                          125
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (125)

0.95% Institutional          2,810      $12.37       $   34,754     REALIZED AND UNREALIZED GAINS
1.30% Institutional            248      $12.33            3,058      (LOSSES) ON INVESTMENTS
1.55% Institutional            769      $12.28            9,443       Net realized gains on investments                      15
2.05% Institutional            116      $12.20            1,415       Net unrealized appreciation on
                                                                       investments                                        3,195
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    3,085
                                                                                                               -----------------

                       ------------             ----------------

                             3,943                   $   48,670
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                   3,085                  -

Capital shares transactions
    Net premiums                                                                                      44,398                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                      (80)                 -
    Interfund and net transfers to general account                                                     1,267                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      45,585                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          48,670                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   48,670          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 12,168                                   Dividend income                                 $       -
     shares at net asset value of $13.24                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $151,338)                      $   161,110
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              127
NET ASSETS                                          $   161,110         Mortality and expense risk                          322
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (449)

0.95% Institutional          6,141      $13.67       $   83,938     REALIZED AND UNREALIZED GAINS
1.20% Institutional            685      $13.62            9,329      (LOSSES) ON INVESTMENTS
1.30% Institutional            418      $13.62            5,692       Net realized gains on investments                   1,010
1.45% Institutional          1,036      $13.59           14,075       Net unrealized appreciation on
1.55% Institutional          2,818      $13.57           38,247        investments                                        9,772
                                                                                                               -----------------
2.05% Institutional            728      $13.50            9,829
                                                                    Net increase in net assets resulting from
                                                                     operations                                      $   10,333
                                                                                                               -----------------

                       ------------             ----------------

                            11,826                  $   161,110
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                  10,333                  -

Capital shares transactions
    Net premiums                                                                                     149,544                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                      (30)                 -
    Interfund and net transfers to general account                                                     1,263                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     150,777                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         161,110                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   161,110          $       -
                                                                                            -----------------  -----------------



                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 1,944                                    Dividend income                                 $      71
     shares at net asset value of $14.15                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $25,172)                        $   27,500
                                                                                                                             71
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               17
NET ASSETS                                           $   27,500         Mortality and expense risk                          166
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (112)

0.95% Institutional            826      $12.03       $    9,939     REALIZED AND UNREALIZED GAINS
1.20% Institutional            141      $12.03            1,696      (LOSSES) ON INVESTMENTS
1.55% Institutional          1,209      $11.99           14,490       Net realized gains on investments                     562
1.80% Institutional            115      $11.96            1,375       Net unrealized appreciation on
                                                                       investments                                        2,328
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    2,778
                                                                                                               -----------------

                       ------------             ----------------

                             2,291                   $   27,500
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                   2,778                  -

Capital shares transactions
    Net premiums                                                                                      24,076                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                       646                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      24,722                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          27,500                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   27,500          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 113,849                                  Dividend income                                $   10,282
     shares at net asset value of $10.36                              Capital gains distributions                         2,015
                                                                                                               -----------------
     per share (cost $1,177,878)                   $  1,179,472
                                                                                                                         12,297
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              221
NET ASSETS                                         $  1,179,472         Mortality and expense risk                        2,603
                                                ----------------
                                                                        Contract maintenance charge                          39
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                           9,434

0.95% Institutional         38,780      $10.13      $   392,931     REALIZED AND UNREALIZED GAINS
1.20% Institutional         18,933      $10.12          191,513      (LOSSES) ON INVESTMENTS
1.30% Institutional          2,563      $10.11           25,908       Net realized losses on investments                 (1,078)
1.40% Institutional         25,888      $10.10          261,498       Net unrealized appreciation on
1.45% Institutional         11,480      $10.10          115,932        investments                                        1,594
                                                                                                               -----------------
1.55% Institutional         13,607      $10.09          137,314
1.70% Institutional            443      $10.09            4,469     Net increase in net assets resulting from
1.80% Institutional          1,392      $10.08           14,026      operations                                      $    9,950
                                                                                                               -----------------
2.05% Institutional          3,567      $10.06           35,881
                       ------------             ----------------

                           116,653                 $  1,179,472
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                   9,950                  -

Capital shares transactions
    Net premiums                                                                                     969,387                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                           (7,420)                 -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                   (8,443)                 -
    Interfund and net transfers to general account                                                   215,998                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                   1,169,522                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       1,179,472                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,179,472          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 12,008                                   Dividend income                                 $     390
     shares at net asset value of $10.27                              Capital gains distributions                            22
                                                                                                               -----------------
     per share (cost $123,347)                      $   123,317
                                                                                                                            412
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               34
NET ASSETS                                          $   123,317         Mortality and expense risk                          343
                                                ----------------
                                                                        Contract maintenance charge                           9
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                              26

0.95% Institutional            989      $10.00       $    9,892     REALIZED AND UNREALIZED GAINS
1.30% Institutional            375       $9.98            3,743      (LOSSES) ON INVESTMENTS
1.40% Institutional          6,557       $9.97           65,354       Net realized gains on investments                       8
1.45% Institutional          1,799       $9.96           17,923       Net unrealized depreciation on
1.55% Institutional          2,308       $9.96           22,982        investments                                          (30)
                                                                                                               -----------------
2.05% Institutional            345       $9.92            3,423
                                                                    Net increase in net assets resulting from
                                                                     operations                                        $      4
                                                                                                               -----------------

                       ------------             ----------------

                            12,373                  $   123,317
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                       4                  -

Capital shares transactions
    Net premiums                                                                                      35,163                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (578)                 -
    Interfund and net transfers to general account                                                    88,728                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     123,313                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         123,317                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   123,317          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 284,325                                  Dividend income                                $   27,098
     shares at net asset value of $8.19                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,283,882)                   $  2,328,621
                                                                                                                         27,098
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              632
NET ASSETS                                         $  2,328,621         Mortality and expense risk                        3,950
                                                ----------------
                                                                        Contract maintenance charge                         111
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          22,405

0.95% Institutional         86,615      $10.90      $   944,224     REALIZED AND UNREALIZED GAINS
1.30% Institutional          1,180      $10.88           12,833      (LOSSES) ON INVESTMENTS
1.40% Institutional         87,433      $10.87          950,341       Net realized losses on investments                 (6,268)
1.45% Institutional          4,744      $10.87           51,545       Net unrealized appreciation on
1.55% Institutional         32,469      $10.86          352,539        investments                                       44,739
                                                                                                               -----------------
1.80% Institutional            415      $10.85            4,501
2.05% Institutional          1,168      $10.82           12,638     Net increase in net assets resulting from
                                                                     operations                                      $   60,876
                                                                                                               -----------------

                       ------------             ----------------

                           214,024                 $  2,328,621
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                  60,876                  -

Capital shares transactions
    Net premiums                                                                                   1,569,506                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                  (20,562)                 -
    Interfund and net transfers to general account                                                   718,801                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                   2,267,745                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       2,328,621                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  2,328,621          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 30,415                                   Dividend income                                $    6,156
     shares at net asset value of $12.36                              Capital gains distributions                         1,613
                                                                                                               -----------------
     per share (cost $375,316)                      $   375,938
                                                                                                                          7,769
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                             (128)
NET ASSETS                                          $   375,938         Mortality and expense risk                        1,134
                                                ----------------
                                                                        Contract maintenance charge                          16
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                           6,747

0.95% Institutional          3,015      $10.51       $   31,685     REALIZED AND UNREALIZED GAINS
1.20% Institutional          6,572      $10.49           68,952      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,882      $10.48           19,732       Net realized losses on investments                   (969)
1.40% Institutional          7,589      $10.48           79,521       Net unrealized appreciation on
1.45% Institutional          3,699      $10.47           38,740        investments                                          623
                                                                                                               -----------------
1.55% Institutional         12,689      $10.47          132,822
1.80% Institutional            405      $10.46            4,235     Net increase in net assets resulting from
2.05% Institutional             24      $10.46              251      operations                                      $    6,401
                                                                                                               -----------------

                       ------------             ----------------

                            35,875                  $   375,938
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                   6,401                  -

Capital shares transactions
    Net premiums                                                                                     320,779                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (310)                 -
    Interfund and net transfers to general account                                                    49,068                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     369,537                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         375,938                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   375,938          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

     Organization
     Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of four insurance products, each with different characteristics and product features which result in varying charges. These differences are presented as different product classes in the Statement of Assets and Liabilities. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation serves as the underwriter of the variable products.

     Investments
     The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Berger IPT Funds ("BFG"), Calvert Variable Series, Inc. ("CAM"), INVESCO Variable Investment Funds, Inc. ("INV"), LEVCO Series Trust ("LEVCO"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), Van Eck Worldwide Insurance Trust ("VE"), Janus Aspen Series ("JANUS") and PIMCO Variable Insurance Trust ("PIMCO") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

     The BFG Large Cap Growth Fund, BFG Small Company Growth Fund , CAM Social Small Cap Growth Portfolio, CAM Social Mid Cap Growth Portfolio, CAM Social Equity Portfolio, INV Technology Fund, INV Utilities Fund, INV Financial Services Fund, INV Health Sciences Fund, JP Bond Portfolio, JP Small Company Portfolio, RYDEX Nova Fund, RYDEX OTC Fund, RYDEX US Government Money Market Fund, RYDEX Ursa Fund, RYDEX Arktos Fund, VE Worldwide Hard Assets Fund, VE Worldwide Emerging Markets Fund, VE Levin MidCap Fund, and LEVCO Equity Value Fund were introduced effective May 1, 2002. The VE Worldwide Bond Fund, VE Worldwide Real Estate Fund, JANUS Growth and Income Portfolio, PIMCO Total Return Portfolio, PIMCO Low Duration Portfolio, PIMCO High Yield Portfolio and PIMCO Real Return Portfolio were introduced effective May 1, 2003. The VE Levin MidCap Fund, BFG Large Cap Growth Fund, and the BFG Small Company Growth Fund were discontinued in 2003. All other portfolios have been in existence for more than three years.

     Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

     The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.



     Federal Income Taxes
     The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

     Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   Expenses and Related Party Transactions

     The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

     o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

     o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

     o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

     Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2003 and 2002, respectively, were as follows:

                                                               2003        2002

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                                     0.29%       0.28%
    High Income Portfolio                                      0.95%       0.71%
    Equity-Income Portfolio                                    0.82%       0.58%
    Growth Portfolio                                           0.92%       0.68%
    Overseas Portfolio                                         1.16%       0.92%
    Midcap Portfolio                                           0.95%       0.69%
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                                    0.91%       0.64%
    Investment Grade Bond Portfolio                            0.79%       0.54%
    Index 500 Portfolio                                        0.60%       0.28%
    Contrafund Portfolio                                       0.93%       0.68%
    Asset Manager: Growth Portfolio                            1.05%       0.73%
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                         0.84%       0.57%
    Growth & Income Portfolio                                  0.85%       0.59%
    Growth Opportunities Portfolio                             0.99%       0.69%
American Century Variable Portfolios. Inc.
    Balanced Portfolio                                         0.90%       0.90%
    Capital Appreciation Portfolio                             1.00%       1.00%
    International Portfolio                                    1.65%       1.50%
    Value Portfolio                                            1.15%       1.00%
    Income and Growth Portfolio                                0.95%       0.70%
Massachusetts Financial Services Variable Insurance Trust
    Research Series                                            1.13%       0.90%
    Emerging Growth Series                                     1.12%       0.87%
    Investors Trust Series                                     1.12%       0.90%
    New Discovery Series                                       1.29%       1.06%
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                               0.85%       0.77%
    VC MidCap Value Portfolio                                  1.08%       0.85%
    VC International Portfolio                                 1.40%       1.10%
Alger American Fund
    Growth Portfolio                                           0.85%       0.75%
    MidCap Growth Portfolio                                    0.93%       0.80%
    Leveraged AllCap Portfolio                                 0.97%       0.85%
    Small Capitalization Portfolio                             0.97%       0.85%
Berger IPT Funds
    Large Cap Growth Fund                                          -       1.15%
    Small Company Growth Fund                                      -       1.23%
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                          1.42%       1.39%
    Social MidCap Growth Portfolio                             1.20%           -
    Social Equity Growth Portfolio                             1.08%           -
INVESCO Variable Investment Funds, Inc.
    Technology Fund                                            1.41%       1.07%
    Utilities Fund                                             1.40%       1.37%
    Financial Services Fund                                    1.36%       1.07%
    Health Sciences Fund                                       1.98%       1.06%
LEVCO Series Trust
    Equity Value Fund                                              -       1.10%
J.P. Morgan Series Trust II
    Bond Portfolio                                             0.75%       0.75%
    Small Company Portfolio                                    1.15%       1.15%
Rydex Variable Trust
    Nova Fund                                                  1.54%       1.45%
    OTC Fund                                                   1.53%       1.45%
    U.S. Government Money Market Fund                          1.22%       1.19%
    Ursa Fund                                                  1.67%           -
    Arktos Fund                                                1.68%           -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                                 1.23%       1.15%
    Worldwide Emerging Markets Fund                            1.43%       1.28%
    Levin MidCap Value Fund                                        -       1.75%
    Worldwide Bond Fund                                        1.21%           -
    Worldwide Real Estate Fund                                 1.49%           -
Janus Aspen Services
    Growth and Income Portfolio                                0.67%           -
PIMCO Variable Insurance Trust
    Total Return Porfolio                                      0.66%           -
    Low Duration Portfolio                                     0.65%           -
    High Yield Portfolio                                       0.65%           -
    Real Return Portfolio                                      0.75%           -

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------


3.   Purchases and Sales of Investment Securities

     The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2003 and 2002, were as follows:


                                                          2003                                 2002
                                          -----------------------------------  -----------------------------------
Portfolio                                       Purchases            Sales           Purchases            Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                    $ 76,325,453      $ 80,235,561       $175,705,737      $178,500,290
    High Income Portfolio                        1,925,100           950,205            681,694           984,973
    Equity-Income Portfolio                      1,881,432         3,221,057          2,967,722         5,473,898
    Growth Portfolio                             2,605,926         5,100,063          3,325,989         8,518,114
    Overseas Portfolio                          14,106,343        14,884,247         29,150,768        29,964,867
    Midcap Portfolio                             1,406,080         1,111,168          2,453,630         1,296,937
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                        753,059         1,279,694            944,586         1,539,931
    Investment Grade Bond Portfolio              3,588,850         4,421,686          4,166,864         2,770,064
    Index 500 Portfolio                          2,816,071         4,810,097          2,922,565         6,665,311
    Contrafund Portfolio                         2,253,026         3,124,487          2,071,621         4,100,612
    Asset Manager: Growth Portfolio                340,457           692,357            359,477           983,103
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                             859,659           645,518            687,786           681,130
    Growth & Income Portfolio                      884,440         1,355,269            815,887         1,446,199
    Growth Opportunities Portfolio                 370,242           624,007            245,319           739,023
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                             598,273           285,722            404,180           358,186
    Capital Appreciation Portfolio                 259,536           530,019            340,583           747,583
    International Portfolio                     13,482,340        13,392,484         52,538,722        52,989,306
    Value Portfolio                              1,311,017           893,560          2,283,857         1,735,237
    Income and Growth Portfolio                    205,437           258,410            275,626           412,068
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                203,344           454,303            332,527           460,122
    Emerging Growth Series                         415,016           813,016            533,936         1,761,815
    Investors Trust Series                         127,071           131,695            218,371           293,349
    New Discovery Series                           944,933           585,950            885,535         1,021,721
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                 1,166,261         1,127,267          1,146,238           923,474
    VC MidCap Value Portfolio                    1,942,840         1,514,007          2,770,317         2,004,776
    VC International Portfolio                     117,992            43,114            506,173           510,816
Alger American Fund
    Growth Portfolio                             1,181,040           322,792            570,726           809,279
    MidCap Growth Portfolio                      1,687,635           235,456            461,087           345,116
    Leveraged AllCap Portfolio                   1,607,690           957,498          1,362,990           805,303
    Small Capitalization Portfolio               1,105,067           160,721            291,352            84,974
Berger IPT Funds
    Large Cap Growth Fund                            6,061             7,627              1,572                 6
    Small Company Growth Fund                            -               134                592               442
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio               56,645               546                296               145
    Social MidCap Growth Portfolio                   5,335                26                  -                 -
    Social Equity Growth Portfolio                   5,221                 9                  -                 -
INVESCO Variable Investment
 Funds, Inc.
    Technology Fund                                 56,378             6,143              9,955                58
    Utilities Fund                                 198,013            25,923             16,232                 -
    Financial Services Fund                        558,097           310,688            258,278            67,901
    Health Sciences Fund                           532,276           181,479            192,724            72,302
LEVCO Series Trust
    Equity Value Fund                               24,761            28,762              4,722                20
J.P. Morgan Series Trust II
    Bond Portfolio                                 316,619            15,545             20,899               295
    Small Company Portfolio                         61,531               295              3,722                 -
Rydex Variable Trust
    Nova Fund                                      139,496               829              2,500                 -
    OTC Fund                                        51,276               538              2,526                 -
    U.S. Government Money Market Fund           28,155,070        19,632,692          1,281,208                 -
    Ursa Fund                                      171,026           112,653                  -                 -
    Arktos Fund                                     60,688            23,521                  -                 -
Van Eck Worldwide Insurance
 Trust
    Worldwide Hard Assets Fund                   8,394,947         8,266,318             94,591            46,727
    Worldwide Emerging Markets Fund             35,111,880        35,663,625         64,995,819        64,374,747
    Levin MidCap Value Fund                            376             2,315              1,848                 1
    Worldwide Bond Fund                             45,666               205                  -                 -
    Worldwide Real Estate Fund                     158,616             8,287                  -                 -
Janus Aspen Series
    Growth and Income Portfolio                     28,753             4,138                  -                 -
PIMCO Variable Insurance Trust
    Total Return Portfolio                       1,280,277           101,501                  -                 -
    Low Duration Portfolio                         124,301               947                  -                 -
    High Yield Portfolio                         2,415,608           128,877                  -                 -
    Real Return Portfolio                          433,063            56,713                  -                 -
                                          -----------------  ----------------  -----------------  ----------------
                                              $214,863,610      $208,741,766       $358,309,349      $373,490,221
                                          -----------------  ----------------  -----------------  ----------------


     Purchases and sales in investment shares for the years ended December 31, 2003 and 2002, were as follows:

                                                              2003                              2002
                                               --------------------------------  --------------------------------
Portfolio                                           Purchases          Sales          Purchases          Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                         76,325,453       80,235,562      175,705,737      178,500,290
    High Income Portfolio                             307,877          151,832          120,420          173,175
    Equity-Income Portfolio                            97,538          172,375          142,955          272,312
    Growth Portfolio                                   98,191          198,842          115,975          305,606
    Overseas Portfolio                              1,157,866        1,178,070        2,269,459        2,307,823
    Midcap Portfolio                                   69,772           59,317          130,138           72,508
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                            58,866           97,866           70,660          119,664
    Investment Grade Bond Portfolio                   269,557          331,517          320,781          213,325
    Index 500 Portfolio                                26,021           45,528           25,166           59,503
    Contrafund Portfolio                              109,759          162,185          106,947          214,303
    Asset Manager: Growth Portfolio                    32,069           63,646           31,271           88,079
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                 67,458           51,511           55,199           54,389
    Growth & Income Portfolio                          76,574          115,335           69,349          126,870
    Growth Opportunities Portfolio                     28,638           49,637           18,740           56,326
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                                 97,453           47,759           66,958           59,710
    Capital Appreciation Portfolio                     40,209           85,187           49,859          109,661
    International Portfolio                         2,453,838        2,384,700        8,371,844        8,414,594
    Value Portfolio                                   195,130          140,701          340,673          277,414
    Income and Growth Portfolio                        36,855           47,171           49,741           74,644
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                    17,280           40,759           26,426           36,624
    Emerging Growth Series                             30,471           61,865           36,547          120,916
    Investors Trust Series                              8,796            9,767           14,641           19,501
    New Discovery Series                               75,521           49,828           70,150           80,782
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                       55,250           56,480           54,832           45,532
    VC MidCap Value Portfolio                         134,151          107,213          185,042          145,062
    VC International Portfolio                         18,319            6,993           86,145           86,374
Alger American Fund
    Growth Portfolio                                   39,285           11,743           19,013           25,070
    MidCap Growth Portfolio                           101,779           15,414           30,854           22,673
    Leveraged AllCap Portfolio                         61,892           40,056           54,297           33,913
    Small Capitalization Portfolio                     69,654           10,622           20,047            6,441
Berger IPT Funds
    Large Cap Growth Fund                                  16              144              128                1
    Small Company Growth Fund                               -               20               80               60
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                   4,308               45               26               13
    Social MidCap Portfolio                               230                1                -                -
    Social Equity Portfolio                               342                1                -                -
INVESCO Variable Investment
 Funds, Inc.
    Technology Fund                                     5,240              612            1,051                7
    Utilities Fund                                     16,236            2,120            1,522                -
    Financial Services Fund                            46,223           25,982           23,232            6,492
    Health Sciences Fund                               33,415           11,473           12,870            4,985
LEVCO Series Trust
    Equity Value Fund                                   3,169            3,519              547                2
J.P. Morgan Series Trust II
    Bond Portfolio                                     26,005            1,288            1,695               23
    Small Company Portfolio                             4,649               24              355                -
Rydex Variable Trust
    Nova Fund                                          24,680              131              464                -
    OTC Fund                                            4,433               44              263                -
    U.S. Government Money Market Fund              28,155,070       19,632,692        1,281,208                -
    Ursa Fund                                          24,823           17,533                -                -
    Arktos Fund                                         2,201              848                -                -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                        737,185          716,380            8,914            4,985
    Worldwide Emerging Markets Fund                 4,200,548        4,210,298        8,249,845        8,233,080
    Levin MidCap Value Fund                                54              318              265                1
    Worldwide Bond Fund                                 3,673               16                -                -
    Worldwide Real Estate Fund                         12,848              680                -                -
Janus Aspen Series
    Growth and Income Portfolio                         2,253              309                -                -
PIMCO Variable Insurance Trust
    Total Return Portfolio                            123,613            9,764                -                -
    Low Duration Portfolio                             12,100               92                -                -
    High Yield Portfolio                              300,990           16,665                -                -
    Real Return Portfolio                              35,079            4,663                -                -
                                               ---------------  ---------------  ---------------  ---------------
                                                  115,940,905      110,685,143      198,244,333      200,372,733
                                               ---------------  ---------------  ---------------  ---------------

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------


4.   Summary of Changes from Unit Transactions

     Transactions in units for the years ended December 31, 2003 and 2002, were as follows:


                                                                  2003                            2002
                                                    ------------------------------  -----------------------------
Portfolio                                                Purchases         Sales         Purchases        Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                              7,136,271       7,434,349      15,647,106     15,819,000
    High Income Portfolio                                 139,909          75,775          30,907         93,274
    Equity-Income Portfolio                                92,583         151,958         102,568        243,030
    Growth Portfolio                                      144,811         264,862         167,735        404,290
    Overseas Portfolio                                  1,514,884       1,533,411       2,658,853      2,696,464
    Midcap Portfolio                                      141,130         117,104         262,352        142,405
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                                40,492          75,414          44,172         94,704
    Investment Grade Bond Portfolio                       203,426         261,734         255,626        174,632
    Index 500 Portfolio                                   161,789         222,596         121,972        288,767
    Contrafund Portfolio                                  127,924         144,608          95,962        186,460
    Asset Manager: Growth Portfolio                        17,961          41,588          15,905         59,290
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                     65,752          50,793          52,380         55,252
    Growth & Income Portfolio                              66,331          98,757          58,924        107,363
    Growth Opportunities Portfolio                         37,511          65,565          22,539         74,228
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                                     49,782          22,921          33,301         29,274
    Capital Appreciation Portfolio                         26,202          46,996          25,687         56,300
    International Portfolio                             1,520,787       1,474,270       4,841,126      4,862,926
    Value Portfolio                                       102,727          58,961         137,501        119,601
    Income and Growth Portfolio                            19,427          25,339          28,080         41,669
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                        22,312          53,242          34,840         46,995
    Emerging Growth Series                                 49,924          93,331          57,652        183,732
    Investors Trust Series                                 14,287          15,462          24,869         32,327
    New Discovery Series                                   75,426          36,596          54,184         59,298
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                           97,503          90,898          91,903         72,764
    VC MidCap Value Portfolio                             101,982          96,270         170,962        129,793
    VC International Portfolio                             49,990           8,141         154,483        154,518
Alger American Fund
    Growth Portfolio                                      186,414          59,026          95,098        126,976
    MidCap Growth Portfolio                               218,233          31,027          67,561         47,912
    Leveraged AllCap Portfolio                            283,673         192,682         275,125        167,904
    Small Capitalization Portfolio                        177,363          25,446          58,684         18,725
Berger IPT Funds
    Large Cap Growth Fund                                     408             594             187              -
    Small Company Growth Fund                                   -              24              97             73
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                       6,606              42              41             21
    Social MidCap Growth Portfolio                            546               2               -              -
    Social Equity Growth Portfolio                            521               -               -              -
INVESCO Variable Investment
 Funds, Inc.
    Technology Fund                                         6,683             783           1,313              -
    Utilities Fund                                         21,267           2,742           1,999              -
    Financial Services Fund                                57,759          32,236          29,032          8,036
    Health Sciences Fund                                   57,392          19,120          21,895          8,465
LEVCO Series Trust
    Equity Value Fund                                       3,370           3,747             584              -
J.P. Morgan Series Trust II
    Bond Portfolio                                         29,417           1,393           2,007             28
    Small Company Portfolio                                 6,382              15             483              -
Rydex Variable Trust
    Nova Fund                                              18,442               -             345              -
    OTC Fund                                                5,322              23             313              -
    U.S. Government Money Market Fund                   2,862,560       1,988,386         128,887              -
    Ursa Fund                                              16,365          11,526               -              -
    Arktos Fund                                             7,738           2,986               -              -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            814,081         790,733          10,708          5,963
    Worldwide Emerging Markets Fund                     3,960,528       3,969,690       7,720,260      7,704,495
    Levin MidCap Value Fund                                    37             219             182              -
    Worldwide Bond Fund                                     3,950               7               -              -
    Worldwide Real Estate Fund                             12,547             722               -              -
Janus Aspen Series
    Growth and Income Portfolio                             2,640             349               -              -
PIMCO Variable Insurance Trust
    Total Return Portfolio                                126,520           9,866               -              -
    Low Duration Portfolio                                 12,433              60               -              -
    High Yield Portfolio                                  226,431          12,407               -              -
    Real Return Portfolio                                  41,366           5,491               -              -
                                                    --------------  --------------  --------------  -------------
                                                       21,188,117      19,722,285      33,606,390     34,316,954
                                                    --------------  --------------  --------------  -------------


Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------


5.   Net Assets

     Net assets at December 31, 2003, consisted of the following:


                                                               Accumulated          Net
                                                               Net Investment    Unrealized
                                               Capital          Income and      Appreciation
                                                Share          Net Realized     (Depreciation)
Portfolio                                   Transactions       Gains (Losses)   of Investments        Total

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                    $  5,754,840       $ 2,260,609         $      -       $  8,015,449
    High Income Portfolio                        4,769,632          (125,230)          (2,853)         4,641,549
    Equity-Income Portfolio                     10,544,435         8,109,634          774,734         19,428,803
    Growth Portfolio                            25,036,017         6,744,781       (6,466,863)        25,313,935
    Overseas Portfolio                           2,298,836           711,731          677,166          3,687,733
    Midcap Portfolio                             4,101,662          (206,408)         968,823          4,864,077
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                      2,798,006         3,587,911         (266,267)         6,119,650
    Investment Grade Bond Portfolio              6,158,005         1,668,323          305,722          8,132,050
    Index 500 Portfolio                         23,771,880         3,038,556       (3,169,869)        23,640,567
    Contrafund Portfolio                        13,770,246         3,609,786          217,186         17,597,218
    Asset Manager: Growth Portfolio              2,908,004           723,454         (390,429)         3,241,029
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                           3,595,988            24,128           34,766          3,654,882
    Growth & Income Portfolio                    6,742,400           (62,959)        (333,834)         6,345,607
    Growth Opportunities Portfolio               5,153,474          (774,823)        (883,204)         3,495,447
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                           1,560,955            (1,510)          91,941          1,651,386
    Capital Appreciation Portfolio               3,185,739        (1,049,818)        (235,708)         1,900,213
    International Portfolio                      4,077,582        (1,166,646)         241,485          3,152,421
    Value Portfolio                              4,272,848           279,783          682,921          5,235,552
    Income and Growth Portfolio                  1,985,956          (262,027)         (59,456)         1,664,473
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                              2,977,852          (584,277)        (458,814)         1,934,761
    Emerging Growth Series                      10,825,004        (4,520,448)      (2,093,772)         4,210,784
    Investors Trust Series                       1,249,311          (210,290)         (78,516)           960,505
    New Discovery Series                         4,696,529          (923,338)          26,826          3,800,017
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                 4,522,358          (183,449)         456,386          4,795,295
    VC MidCap Value Portfolio                    5,408,874            69,184          855,676          6,333,734
    VC International Portfolio                     439,827          (174,065)          46,638            312,400
Alger American Fund
    Growth Portfolio                             2,282,451          (495,051)         172,149          1,959,549
    MidCap Growth Portfolio                      2,870,457          (215,344)         317,053          2,972,166
    Leveraged AllCap Portfolio                   3,294,802          (794,516)         311,489          2,811,775
    Small Capitalization Portfolio               1,353,143           (85,661)         143,452          1,410,934
Berger IPT Funds
    Large Cap Growth Fund                                -                 -                -                  -
    Small Company Growth Fund                            -                 -                -                  -
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio               55,715               584            8,731             65,030
    Social MidCap Growth Portfolio                   5,321               (12)             215              5,524
    Social Equity Growth Portfolio                   5,220                (7)             193              5,406
INVESCO Variable Investment
 Funds, Inc.
    Technology Fund                                 60,556               476            6,301             67,333
    Utilities Fund                                 186,941             2,848           12,885            202,674
    Financial Services Fund                        439,434            17,273           44,023            500,730
    Health Sciences Fund                           474,849             8,281           40,912            524,042
LEVCO Series Trust
    Equity Value Fund                                  742               774              428              1,944
J.P. Morgan Series Trust II
    Bond Portfolio                                 321,316                56            4,267            325,639
    Small Company Portfolio                         65,197              (207)           5,034             70,024
Rydex Variable Trust
    Nova Fund                                      141,988              (702)          39,052            180,338
    OTC Fund                                        53,532              (199)           7,896             61,229
    U.S. Government Money Market Fund            9,873,587           (70,001)              (1)         9,803,585
    Ursa Fund                                       58,821           (13,811)          (2,874)            42,136
    Arktos Fund                                     37,239            (3,002)          (1,642)            32,595
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                     179,708           138,175           49,907            367,790
    Worldwide Emerging Markets Fund                 83,908           (11,679)          13,002             85,231
    Levin MidCap Value Fund                              -                 -                -                  -
    Worldwide Bond Fund                             45,585              (110)           3,195             48,670
    Worldwide Real Estate Fund                     150,777               561            9,772            161,110
Janus Aspen Series
    Growth and Income Portfolio                     24,722               450            2,328             27,500
PIMCO Variable Insurance Trust
    Total Return Portfolio                       1,169,522             8,356            1,594          1,179,472
    Low Duration Portfolio                         123,313                34              (30)           123,317
    High Yield Portfolio                         2,267,745            16,137           44,739          2,328,621
    Real Return Portfolio                          369,538             5,778              622            375,938
                                           ----------------   ---------------  ---------------   ----------------
                                              $188,602,389       $19,092,073      $(7,824,623)      $199,869,839
                                           ----------------   ---------------  ---------------   ----------------

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------


6.   Financial Highlights

     The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options. Investment options no longer available were excluded from the table.

                                                  December 31                                Year Ended December 31
                                  --------------------------------------------  ----------------------------------------------------
                                               Unit Fair Value                   Investment    Expense Ratio        Total Return
                                                  Lowest to                        Income        Lowest to            Lowest to
                                    Units          Highest        Net Assets       Ratio*        Highest**           Highest***
                                  ----------- ------------------ -------------  ------------- ----------------  --------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2003                         620,731  $9.85 to 13.39     $8,015,449          1.18%       1.40%           -1.07% to 0.04%
          2002                         918,789  9.95 to 13.53     $11,925,557          1.76%       1.40%           -0.50% to 0.50%
          2001                       1,090,683      13.50         $14,720,110          4.53%       1.40%                2.74%
          2000                         854,558     13.14          $11,227,632          5.32%       1.40%                4.78%
          1999                       1,259,530      12.54         $15,789,032          4.98%       1.40%                3.72%

    High Income Portfolio
          2003                       353,664   12.57 to 13.18      $4,641,549          6.54%       1.40%          24.18% to 25.56%
          2002                       289,528   10.12 to 10.50      $3,040,364         11.22%       1.40%           1.20% to 2.20%
          2001                       351,995        10.30          $3,624,840         13.53%       1.40%               -12.95%
          2000                       378,755        11.83          $4,481,899          8.02%       1.40%               -23.58%
          1999                       457,402        15.48          $7,080,699          9.08%       1.40%                6.61%

    Equity-Income Portfolio
          2003                       809,226   10.45 to 24.73     $19,428,803         -1.03%       1.40%          26.63% to 28.80%
          2002                       868,601    8.28 to 19.24     $16,582,653          1.82%       1.40%         -18.13% to -16.40%
          2001                     1,009,270        23.50         $23,717,964          1.74%       1.40%               -6.30%
          2000                     1,089,815        25.08         $27,330,870          1.73%       1.40%                6.91%
          1999                     1,292,017        23.46         $30,310,122          1.42%       1.40%                4.83%

    Growth Portfolio
          2003                     1,173,818    8.97 to 21.92     $25,313,935          0.27%       1.40%          29.08% to 31.29%
          2002                     1,293,869    7.00 to 16.73     $21,476,304          0.26%       1.40%         -31.10% to -29.40%
          2001                     1,530,764        24.28         $37,169,639          0.08%       1.40%               -18.82%
          2000                     1,792,936        29.91         $53,620,470          0.11%       1.40%               -12.21%
          1999                     1,444,405        34.07         $49,214,344          0.13%       1.40%               35.52%

    Overseas Portfolio
          2003                       249,161   11.55 to 14.91      $3,687,733          0.77%       1.40%           10.14 to 41.69%
          2002                       267,689    8.26 to 10.55      $2,819,410          0.84%       1.40%         -21.39% to -16.60%
          2001                       305,263        13.42          $4,096,695          5.50%       1.40%               -22.29%
          2000                       346,900        17.27          $5,989,762          1.42%       1.40%               -20.23%
          1999                       293,703        21.65          $6,358,194          1.28%       1.40%               40.58%

    Midcap Portfolio
          2003                       418,199   11.59 to 12.33      $4,864,077          0.36%       1.40%          34.64% to 36.95%
          2002                       394,174    8.48 to 9.00       $3,343,861          0.82%       1.40%         -11.08% to -10.00%
          2001                       274,080        9.54           $2,613,794          0.00%       1.40%               -4.54%
          2000                       123,097        9.99           $1,230,175          0.76%       1.40%               -0.10%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2003                       357,542   10.31 to 17.53      $6,119,650          3.69%       1.40%          15.28% to 16.67%
          2002                       392,463    8.99 to 15.07      $5,895,389          4.06%       1.40%          -10.10% to -9.60%
          2001                       443,064        16.75          $7,420,666          4.30%       1.40%               -5.43%
          2000                       523,744        17.71          $9,276,571          3.43%       1.40%               -5.29%
          1999                       603,487        18.70         $11,284,126          3.09%       1.40%                9.55%

    Investment Grade Bond Portfolio
          2003                       502,957   10.99 to 16.72      $8,132,050          5.76%       1.40%           2.81% to 3.95%
          2002                       561,266   10.69 to 16.12      $9,016,171          3.38%       1.40%           6.90% to 8.80%
          2001                       480,240        14.82          $7,115,071          4.40%       1.40%                6.97%
          2000                       340,769        13.85          $4,721,249          6.75%       1.40%                9.66%
          1999                       426,095        12.63          $5,383,130          3.86%       1.40%               -2.47%

    Index 500 Portfolio
          2003                     1,015,223    9.65 to 24.51     $23,640,567          1.45%       1.40%          24.75% to 26.88%
          2002                     1,076,030    7.82 to 19.36     $20,680,848          1.37%       1.40%         -23.34% to -21.40%
          2001                     1,242,879        25.25         $31,388,343          1.20%       1.40%               -13.33%
          2000                     1,414,775        29.14         $41,228,375          1.05%       1.40%               -10.59%
          1999                     1,332,497        32.59         $43,422,060          0.73%       1.40%               18.85%

    Contrafund Portfolio
          2003                       747,175   11.16 to 24.56     $17,597,218          0.45%       1.40%          24.85% to 26.99%
          2002                       763,960    8.93 to 19.39     $14,723,127          0.88%       1.40%          -10.70% to -9.80%
          2001                       854,454        21.69         $18,536,195          0.80%       1.40%               -13.47%
          2000                       934,830        25.07         $23,439,413          0.34%       1.40%               -7.93%
          1999                       809,424        27.23         $22,043,087          0.37%       1.40%               22.49%

    Asset Manager: Growth Portfolio
          2003                       187,114   10.04 to 17.59      $3,241,029          2.96%       1.40%          20.53% to 21.86%
          2002                       210,741    8.33 to 14.46      $3,042,084          3.00%       1.40%         -16.72% to -16.30%
          2001                       254,141        17.36          $4,412,417          3.01%       1.40%               -8.72%
          2000                       299,570        19.02          $5,696,438          2.22%       1.40%               -13.66%
          1999                       308,652        22.03          $6,800,541          2.07%       1.40%               13.62%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
          2003                       437,160    8.28 to 10.59      $3,654,882          2.64%       1.40%          -26.60% to 16.30%
          2002                       267,058    9.02 to 11.29      $3,009,183          3.01%       1.40%          -9.97% to -8.90%
          2001                       269,866        12.54          $3,384,321          3.66%       1.40%               -2.94%
          2000                       275,343        12.92          $3,558,438          3.11%       1.40%               -5.69%
          1999                       266,510        13.70          $3,650,118          1.74%       1.40%                3.09%

    Growth & Income Portfolio
          2003                       285,527   10.04 to 23.07      $6,345,607          1.19%       1.40%          20.94% to 93.01%
          2002                       473,096    8.30 to 11.95      $5,619,040          1.39%       1.40%         -17.81% to -16.20%
          2001                       521,679        14.54          $7,584,540          1.36%       1.40%               -10.03%
          2000                       557,245        16.16          $9,004,885          1.11%       1.40%               -4.94%
          1999                       533,307        17.00          $9,068,414          0.46%       1.40%                7.59%

    Growth Opportunities Portfolio
          2003                       331,283   10.02 to 10.56      $3,495,447          0.78%       1.40%          26.78% to 28.18%
          2002                       359,336    7.91 to 8.25       $2,962,205          1.10%       1.40%         -22.90% to -20.10%
          2001                       410,847        10.70          $4,396,210          0.39%       1.40%               -15.61%
          2000                       483,155        12.68          $6,127,285          1.37%       1.40%               -18.25%
          1999                       499,339        15.51          $7,743,927          0.81%       1.40%                2.85%

   American Century Variable
    Portfolios, Inc.
    Balanced Portfolio
          2003                       127,057   10.48 to 13.54      $1,651,386          2.21%       1.40%          16.34% to 18.33%
          2002                       100,196    8.99 to 11.50      $1,134,803          2.59%       1.40%         -10.80% to -10.00%
          2001                        96,137        12.89          $1,239,385          2.43%       1.40%               -4.93%
          2000                        77,654        13.56          $1,052,664          2.30%       1.40%               -3.97%
          1999                        60,982        14.12            $861,226          1.65%       1.40%                8.53%

    Capital Appreciation Portfolio
          2003                       154,400    9.11 to 12.50      $1,900,213          0.00%       1.40%          17.33% to 19.34%
          2002                       175,195    7.89 to 10.52      $1,843,106          0.00%       1.40%         -22.32% to -20.30%
          2001                       205,838        13.54          $2,787,480          0.00%       1.40%               -29.06%
          2000                       219,731        19.09          $4,195,597          0.00%       1.40%                7.49%
          1999                        56,765        17.76          $1,008,162          0.00%       1.40%               62.19%

    International Portfolio
          2003                       282,763    9.93 to 11.43      $3,152,421          0.61%       1.40%          21.11% to 23.19%
          2002                       236,246    8.38 to 9.31       $2,194,937          0.91%       1.40%         -21.46% to -15.80%
          2001                       257,976        11.85          $3,058,129          0.09%       1.40%               -30.19%
          2000                       280,155        16.98          $4,755,934          0.11%       1.40%               -17.97%
          1999                       137,562        20.70          $2,847,535          0.00%       1.40%               61.72%

    Value Portfolio
          2003                       318,778   10.89 to 17.58      $5,235,552         -4.32%       1.40%          25.76% to 27.59%
          2002                       275,011    8.72 to 13.83      $3,780,653          0.93%       1.40%         -13.83% to -11.70%
          2001                       257,059        16.05          $4,125,516          0.86%       1.40%               11.22%
          2000                       151,155        14.43          $2,180,858          1.08%       1.40%               16.46%
          1999                       140,385        12.39          $1,738,787          1.00%       1.40%               -2.13%

    Income and Growth Portfolio
          2003                       149,200   10.07 to 11.21      $1,664,473          1.24%       1.40%          26.13% to 27.97%
          2002                       155,113    7.95 to 8.79       $1,360,528          1.12%       1.40%         -20.48% to -19.50%
          2001                       168,659        11.05          $1,864,235          0.87%       1.40%               -9.62%
          2000                       167,671        12.23          $2,051,090          0.51%       1.40%               -11.89%
          1999                        84,497        13.88          $1,172,804          0.01%       1.40%               16.35%

   Massachusetts Financial Services
    Variable Insurance Trust
    Research Series
          2003                       201,579    9.36 to 9.60       $1,934,761          0.61%       1.40%          21.85% to 23.19%
          2002                       232,509    7.68 to 7.81       $1,815,487          0.27%       1.40%         -25.60% to -22.40%
          2001                       243,679        10.50          $2,557,926          0.01%       1.40%               -22.36%
          2000                       216,734        13.52          $2,930,830          5.71%       1.40%               -6.18%
          1999                       106,941        14.41          $1,541,364          0.08%       1.40%               22.33%

    Emerging Growth Series
          2003                       442,493    8.81 to 9.54       $4,210,784          0.00%       1.40%          27.30% to 28.71%
          2002                       485,900    6.92 to 7.43       $3,607,932          0.00%       1.40%         -34.70% to -30.10%
          2001                       612,055        11.38          $6,963,943          0.00%       1.40%               -34.42%
          2000                       627,082        17.35         $10,880,096          6.39%       1.40%               -20.74%
          1999                       168,739        21.89          $3,693,666          0.00%       1.40%               74.28%

    Investors Trust Series
          2003                       103,106    9.30 to 9.67         $960,505          0.61%       1.40%          19.37% to 20.68%
          2002                       104,280        7.72             $805,128          0.54%       1.40%               -22.08%
          2001                       111,749        9.91           $1,107,132          0.62%       1.40%               -17.16%
          2000                        87,928        11.96          $1,051,267          1.08%       1.40%               -1.48%
          1999                        55,568        12.14            $674,806          3.25%       1.40%                5.20%

    New Discovery Series
          2003                       230,657    9.06 to 17.74      $3,800,017          0.00%       1.40%          30.73% to 32.17%
          2002                       191,827    6.97 to 13.45      $2,575,428          0.00%       1.40%         -32.61% to -30.30%
          2001                       196,868        19.96          $3,929,335          0.00%       1.40%               -6.38%
          2000                       181,758        21.32          $3,874,269          1.34%       1.40%               -3.35%
          1999                        22,847        22.06            $503,926          3.05%       1.40%               70.88%

   Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio
          2003                       338,512   10.42 to 14.47      $4,795,295          0.65%       1.40%          29.12% to 30.55%
          2002                       331,907    8.11 to 11.20      $3,705,477          0.54%       1.40%         -19.21% to -18.00%
          2001                       312,567        13.86          $4,333,042          0.62%       1.40%               -8.01%
          2000                       177,087        15.07          $2,668,710          1.08%       1.40%               14.25%
          1999                        81,150        13.19          $1,070,711          3.25%       1.40%               22.93%

    VC Mid-Cap Value Portfolio
          2003                       367,886   11.15 to 18.00      $6,333,734          1.61%       1.40%          22.18% to 24.28%
          2002                       327,453    9.10 to 14.64      $4,778,242          0.57%       1.40%          -11.02% to -7.80%
          2001                       286,189        16.45          $4,708,859          0.43%       1.40%                6.57%
          2000                       122,941        15.44          $1,898,823          1.48%       1.40%               50.19%
          1999                         2,846        10.28             $29,249          0.94%       1.40%                2.80%

    VC International Portfolio
          2003                        38,428    7.41 to 12.02        $312,400          1.71%       1.40%          38.96% to 41.34%
          2002                        31,302    8.54 to 9.16         $166,638          0.96%       1.40%         -18.90% to -14.60%
          2001                        31,399        6.56             $205,975          0.18%       1.40%               -27.59%
          2000                        26,139        9.06             $236,731          5.15%       1.40%               -29.60%
          1999                           818        12.87             $10,528          0.44%       1.40%               28.70%

   Alger American Fund
    Growth Portfolio
          2003                       290,474    6.21 to 9.31       $1,959,549          0.00%       1.40%          32.42% to 33.88%
          2002                       163,085    4.66 to 6.96         $771,430          0.03%       1.40%         -33.91% to -30.40%
          2001                       194,922        7.05           $1,374,366          0.37%       1.40%               -13.06%
          2000                        21,814        8.11             $176,907          0.00%       1.40%               -18.90%

    MidCap Growth Portfolio
          2003                       354,611    8.11 to 10.66      $2,972,166          0.00%       1.40%          44.80% to 46.40%
          2002                       167,404    5.56 to 7.28         $935,814          0.00%       1.40%         -30.56% to -27.20%
          2001                       147,826        8.01           $1,183,607          0.00%       1.40%               -7.86%
          2000                        28,748        8.69             $249,753          0.00%       1.40%               -13.10%

    Leveraged AllCap Portfolio
          2003                       491,299    5.39 to 9.15       $2,811,775          0.00%       1.40%          31.53% to 33.45%
          2002                       400,307    4.05 to 6.85       $1,631,790          0.01%       1.40%         -34.90% to -31.50%
          2001                       293,506        6.22           $1,826,061          0.00%       1.40%               -17.16%
          2000                        56,253        7.51             $422,236          0.00%       1.40%               -24.90%

    Small Capitalization Portfolio
          2003                       217,497    5.64 to 10.62      $1,410,934          0.00%       1.40%          38.63% to 41.00%
          2002                        65,579    4.02 to 7.53         $270,449          0.00%       1.40%         -27.23% to -24.70%
          2001                        25,597        5.52             $141,402          0.05%       1.40%               -30.51%
          2000                         1,874        7.95              $14,901          0.00%       1.40%               -20.50%

   Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio
          2003                         6,583    9.73 to 9.90          $65,030          2.42%       1.40%          36.75% to 38.26%
          2002                            20        7.15                 $146          6.85%       1.40%               -28.50%

    Social MidCap Growth Portfolio
          2003                           545    9.33 to 10.20          $5,524          0.00%       1.40%          29.01% to 30.43%

    Social Equity Growth Portfolio
          2003                           521   10.34 to 10.38          $5,406          0.04%       1.40%          20.72% to 21.02%

   INVESCO Variable Investment
    Funds, Inc.
    Technology Fund
          2003                         7,213    9.24 to 9.41          $67,333          0.00%       1.40%          42.35% to 43.92%
          2002                         1,314    6.49 to 6.54           $8,530          0.00%       1.40%         -35.10% to -34.60%

    Utilities Fund
          2003                        20,520    9.83 to 9.93         $202,674          1.85%       1.40%          15.67% to 16.36%
          2002                         1,995        8.50              $16,989          1.05%       1.40%               -15.00%

    Financial Services Fund
          2003                        46,512   10.68 to 11.01        $500,730          0.52%       1.40%          26.95% to 28.36%
          2002                        20,988    8.36 to 8.57         $175,773          1.31%       1.40%         -16.40% to -14.30%

    Health Sciences Fund
          2003                        51,706    9.75 to 10.24        $524,042          0.00%       1.40%          25.19% to 26.58%
          2002                        13,434    7.79 to 8.13         $108,413          0.00%       1.40%         -22.10% to -18.70%

   LEVCO Series Trust
    Equity Value Fund
          2003                           208        $9.35              $1,944          1.79%       1.40%               25.54%
          2002                           585    7.36 to 7.40           $4,305          0.00%       1.40%         -26.40% to -26.00%

   J.P. Morgan Series Trust II
    Bond Portfolio
          2003                        30,003   10.68 to 10.89        $325,639          0.41%       1.40%           1.61% to 2.74%
          2002                         1,978   10.55 to 10.60         $20,971          0.00%       1.40%           5.50% to 6.00%

    Small Company Portfolio
          2003                         6,850    9.83 to 10.27         $70,024          0.00%       1.40%          32.43% to 34.69%
          2002                           483        7.59               $3,671          0.00%       1.40%               -24.10%

   Rydex Variable Trust
    Nova Fund
          2003                        18,786    9.50 to 9.60         $180,338          0.00%       1.40%          37.05% to 37.88%
          2002                           345        6.97               $2,402          0.00%       1.40%               -30.30%

    OTC Fund
          2003                         5,611   10.81 to 10.97         $61,229          0.00%       1.40%          42.83% to 44.04%
          2002                           313    7.59 to 7.61           $2,383          0.00%       1.40%         -23.80% to -24.10%

    U.S. Gov't Money Market Fund
          2003                     1,003,060    9.69 to 9.88       $9,803,585          0.00%       1.40%          -0.93% to -2.02%
          2002                       128,887    9.89 to 9.93       $1,281,208          0.04%       1.40%          -0.70% to -1.10%

    Ursa Fund
          2003                         4,840    8.66 to 8.74          $42,136          0.00%       1.40%         -24.75% to -24.37%

    Arktos Fund
          2003                         4,752    6.83 to 6.89          $32,595          0.19%       1.40%         -38.27% to -37.96%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2003                        28,092   11.00 to 13.52        $367,790          0.11%       1.40%          42.14% to 43.71%
          2002                         4,743    8.53 to 9.41          $40,460          0.00%       1.40%          -14.70% to -5.90%

    Worldwide Emerging Markets Fund
          2003                         6,647   12.71 to 12.86         $85,231          0.83%       1.40%          51.07% to 52.73%
          2002                        15,809    8.39 to 8.41         $132,276          0.00%       1.40%         -16.30% to -15.90%

    Worldwide Bond Fund
          2003                         3,943   12.20 to 12.37         $48,670          0.00%       1.40%          15.77% to 17.05%

    Worldwide Real Estate Fund
          2003                        11,826   13.50 to 13.67        $161,110          0.00%       1.40%          31.77% to 33.23%

   Janus Aspen Series
    Growth and Income Portfolio
          2003                         2,291   11.96 to 12.03         $27,500          0.52%       1.40%          19.57% to 20.36%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2003                       116,653   10.06 to 10.13      $1,179,472          3.59%       1.40%           0.58% to 1.32%

    Low Duration Portfolio
          2003                        12,373    9.92 to 10.00        $123,317          0.67%       1.40%          -0.76% to -0.03%

    High Yield Portfolio
          2003                       214,024   10.82 to 10.90      $2,328,621          1.93%       1.40%           8.22% to 9.01%

    Real Return Portfolio
          2003                        35,875   10.46 to 10.50        $375,938          2.62%       1.40%           4.32% to 5.09%



* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

                                     PART C
                                OTHER INFORMATION
Item 24.

(a) Financial Statements

    Financial statements are included in Part B of the Registration
    Statement.

(b) Exhibits:

    (1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C. (4)

    (2)  Not Applicable

    (3) (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities Company (8)

         (b)  Registered Representative Contract  (4)

    (4)  (a)  Form A053A1 Flexible Premium Deferred Variable Annuity
              Contract (4)

         (b)  Maturity Date Endorsement for Qualified Contracts  (4)

         (c)  Endorsement for Tax Sheltered Annuity  (4)

         (d)  Form A057A1 Flexible Premium Deferred Variable Annuity
              Contract (4)

    (5) (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract A053A1 and A057A1 (4)

         (b)  Supplement to Application  (4)

    (6) (a) Articles of Incorporation of Midland National Life Insurance Company (4)

         (b)  By-laws of Midland National Life Insurance Company  (4)

    (7)  Not Applicable

    (8) (a) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II (4)

         (b) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (3)

         (c) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III (4)

         (d) Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc.(4)

         (e) Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (5)

         (f) Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds, Inc. (5)

         (g) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (6)

         (h) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. (2)

         (i) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (6)

         (j) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation (7)

         (k) Form of Participation Agreement between Midland National Life Insurance Company and INVESCO Funds Group, Inc. (7)
         (l) Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC(8)


    (9)  (a)  Opinion and Consent of Counsel - Stephen P. Horvat, Jr. (9)

         (b)  Power of Attorney (9)


    (10) (a)  Consent of Counsel (9)

         (b)  Consent of Independent Auditors (9)

    (11) Not Applicable

    (12) Not Applicable

    (13) Performance Data Calculations (1)

(1) Filed with Post-effective Amendment #2 of this form N-4 Registration Statement, file number 33-64016 (April 30, 1995).

(2) Incorporated to the like-numbered exhibit in Pre-Effective Amendment No. 1 for Form S-6 File No. 333-80975 on August 31, 1999.

(3) Incorporated to the like-numbered exhibit in Pre-Effective Amendment No. 2 for Form S-6 File No. 333-14061 on April 23, 1997.

(4) Filed with Post-effective Amendment #6 of this form N-4 Registration Statement, file number 33-64016 (April 30, 1998).

(5) Filed with Post-effective Amendment #9 of this form N-4 Registration Statement, file number 33-64016 (April 30, 1999).

(6) Incorporated to the like-numbered exhibit in Post-Effective Amendment No. 6 for Form S-6 File No. 333-14061 on February 15, 2001.

(7) Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File 333-71800).

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 on April 29, 2003 for Form N-6 (File 333-14061)

(9)  Filed herewith.

Item 25. Directors and Officers of the Depositor

--------------------------------------------------------------- ------------------------------------------------------------
Name and Principal Business Address*                            Position and Offices with Depositor
--------------------------------------------------------------- ------------------------------------------------------------

Steven C. Palmitier                                             President and Chief Operating Officer - Director

--------------------------------------------------------------- ------------------------------------------------------------

Stephen P. Horvat, Jr***                                        Senior Vice President, Secretary and General Counsel -
                                                                Director

--------------------------------------------------------------- ------------------------------------------------------------

Donald J. Iverson                                               Senior Vice President and Corporate Actuary - Director

--------------------------------------------------------------- ------------------------------------------------------------
Robert W. Korba                                                 Member of the Board of Directors
--------------------------------------------------------------- ------------------------------------------------------------
Jon P. Newsome**                                                Executive Vice President, Annuity Division
--------------------------------------------------------------- ------------------------------------------------------------

Thomas M. Meyer                                                 Senior Vice President and Chief Financial Officer -
                                                                Director

--------------------------------------------------------------- ------------------------------------------------------------
Gary J. Gaspar***                                               Senior Vice President and Chief Information Officer
--------------------------------------------------------------- ------------------------------------------------------------
Gary W. Helder                                                  Vice President, Policy Administration
--------------------------------------------------------------- ------------------------------------------------------------
Robert W. Buchanan                                              Vice President, New Business
--------------------------------------------------------------- ------------------------------------------------------------
Timothy A. Reuer                                                Vice President, Product Development
--------------------------------------------------------------- ------------------------------------------------------------
Esfandyar Dinshaw**                                             Sr. Vice President, Annuity Division
--------------------------------------------------------------- ------------------------------------------------------------
Robert Tekolste**                                               Vice President, Annuity Division
--------------------------------------------------------------- ------------------------------------------------------------
Meg J. Taylor***                                                Vice President and Chief Compliance Officer
--------------------------------------------------------------- ------------------------------------------------------------

Roger Arnold                                                    Vice President and Chief Distribution Officer

--------------------------------------------------------------- ------------------------------------------------------------

Helms, Gregory                                                  2nd Vice President, Policy Administration

--------------------------------------------------------------- ------------------------------------------------------------

Cindy Reed**                                                    2nd Vice President, Annuity Division

--------------------------------------------------------------- ------------------------------------------------------------

Ron Markaway**                                                  2nd Vice President, Annuity Division

--------------------------------------------------------------- ------------------------------------------------------------

Michael Yanacheak**                                             Assistant Vice President, Annuity Division

--------------------------------------------------------------- ------------------------------------------------------------

Lance Larsen**                                                  Assistant Vice President, Annuity Division

--------------------------------------------------------------- ------------------------------------------------------------

 * Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD 57193-9991
** Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 ***525 W. Van Buren, Chicago, IL 60607

Item 26. Persons Controlled by or Under Common Control With the Depositor.


The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Incorporated (SEI). The Registrant is a segregated asset account of Midland.

Sammons Enterprises, Incorporated is owned by The Charles A. Sammons 1987
Charitable Remainder Trust Number Two. Other direct or indirect subsidiaries of
Sammons Enterprises, Incorporated are:

----------------------------------------------------------- --------------------------- --------------------------
                                                                                            Percent Of Voting
Name                                                               Jurisdiction             Securities Owned
----------------------------------------------------------- --------------------------- --------------------------
Sammons Communications, Inc.                                         Delaware                     100%

----------------------------------------------------------- --------------------------- --------------------------
Sammons Communication of Pennsylvania, Inc.                          Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------

Consolidated Investment Services, Inc. (CISI)                         Nevada                      100%

----------------------------------------------------------- --------------------------- --------------------------

Richmond Holding Company, LLC                                        Delaware                  5% by CISI
                                                                                                 95% by SEI

----------------------------------------------------------- --------------------------- --------------------------
Sammons Financial Group, Inc.                                        Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Midland National Life Insurance Company                                Iowa                       100%
----------------------------------------------------------- --------------------------- --------------------------

Institutional Founders Life Insurance Company - voluntarily dissolved 4/1/2003

----------------------------------------------------------- --------------------------- --------------------------

North American Company for Life and Health Insurance
(NACOLAH)                                                            Illinois                     100%


----------------------------------------------------------- --------------------------- --------------------------
North American Company for Life & Health Insurance of                                             100%
New York                                                             New York
----------------------------------------------------------- --------------------------- --------------------------

CHC Holding, Inc.  - merged into Clarica Life Insurance             Wisconsin                     100%
Company - U.S. on 4/1/2004

----------------------------------------------------------- --------------------------- --------------------------

Clarica Life Insurance Company - U.S. - merged into                North Dakota                   100%
Midland National Life Insurance Company on 4/1/2004

----------------------------------------------------------- --------------------------- --------------------------

WSLIC Marketing Corp. - merged into Clarica Life                   North Dakota                   100%
Insurance Company - U.S. on 1/1/2004

----------------------------------------------------------- --------------------------- --------------------------

CHC Services, Inc. - merged into Clarica Life Insurance             Wisconsin                     100%
Company on 1/1/2004

----------------------------------------------------------- --------------------------- --------------------------

Western States Development Corp. - merged into                     North Dakota                   100%
WSLIC Marketing Corp. on 1/1/2004

----------------------------------------------------------- --------------------------- --------------------------

NACOLAH Ventures, L.L.C.                                             Delaware                99% by NACOLAH
                                                                                                1% by SFG

----------------------------------------------------------- --------------------------- --------------------------

----------------------------------------------------------- --------------------------- --------------------------
Parkway Holdings, Inc.                                               Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Parkway Mortgage, Inc.                                               Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
CH Holdings, Inc.                                                    Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Corporation                                                   Texas                       100%
----------------------------------------------------------- --------------------------- --------------------------
Otter, Inc.                                                          Oklahoma                     100%
----------------------------------------------------------- --------------------------- --------------------------
Cathedral Hill Hotel, Inc.                                           Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Power Development, Inc.                                      Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Gila Bend Power Partners,  L.L.C.                                    Delaware                      50%
----------------------------------------------------------- --------------------------- --------------------------
Mountain Valley Spring Company                                       Arkansas                     100%
----------------------------------------------------------- --------------------------- --------------------------
Water Lines, Inc.                                                    Arkansas                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Distribution Holdings, Inc.                                  Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons VSC, Inc.                                                    Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Vinson Supply (UK) LTD.                                           United Kingdom                   50%
----------------------------------------------------------- --------------------------- --------------------------

Mylon C. Jacobs Supply                                               Oklahoma                     100%

----------------------------------------------------------- --------------------------- --------------------------
Sammons CTP,                                                       Pennsylvania                   100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons VPC, Inc.                                                    Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------

Tie Investors, LLC                                                    Texas                        75%

----------------------------------------------------------- --------------------------- --------------------------
Sammons Distribution, Inc.                                           Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons BW, Inc.                                                     Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
TMIS, Inc.                                                            Texas                       100%
----------------------------------------------------------- --------------------------- --------------------------
B-W Mex, Inc.                                                        Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------

Abastecedora de Services Industriales y Productos S.A.                                      99.9% by Sammons
de C.V.  (ASPI)                                                                                 BW, Inc.
                                                                      Mexico                0.01% TMIS, Inc.

----------------------------------------------------------- --------------------------- --------------------------
Sealing Specialists of Texas, Inc.                                    Texas                       100%
----------------------------------------------------------- --------------------------- --------------------------
Briggs ITD Corp.                                                     Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Briggs Equipment Trust                                               Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Briggs Equipment Mexico, Inc.                                        Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------

Montecargas Yale de Mexico S. A. de C.V. (YALESA)                                             99% by Briggs
                                                                                               Equipment Trust
                                                                        Mexico                  1% by Briggs
                                                                                           Equipment Mexico, Inc.

----------------------------------------------------------- --------------------------- --------------------------

Briggs Equipment S.A. de C.V. (BESA)                                                          99% by Briggs
                                                                                               Equipment Trust
                                                                        Mexico                  1% by Briggs
                                                                                           Equipment Mexico, Inc.

----------------------------------------------------------- --------------------------- --------------------------
Briggs Construction Equipment, Inc.                                  Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Crestpark LP, Inc.                                                   Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Crestpark Holding, Inc.                                              Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Venture Properties, Inc.                                     Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Realty Corporation                                           Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Legacy Venture GP, Inc.                                      Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Legacy Venture LP, Inc.                                      Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Income Properties, Inc.                                      Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Eiger Venture, Inc.                                          Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
GBH Venture Co. , Inc.                                               Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Grand Bahama Hotel Co.                                               Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Jack Tar Grand Bahama Limited                                        Bahamas                      100%
----------------------------------------------------------- --------------------------- --------------------------
The Grove Park Inn Resort, Inc.                                      Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Tours, Inc.                                                  Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Securities, Inc.                                             Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sammons Securities Company, LLC.                                     Delaware                      50%
----------------------------------------------------------- --------------------------- --------------------------
Herakles Investments, Inc.                                           Delaware                     100%
----------------------------------------------------------- --------------------------- --------------------------
Sponsor Investments, LLC.                                             Texas                        75%
----------------------------------------------------------- --------------------------- --------------------------

SG Reliant Investors, LLC                                            Delaware                      80%

----------------------------------------------------------- --------------------------- --------------------------

Item 27. Number of Contract Owners

As of December 31, 2002 there were 4,239 holders of nonqualified contracts and 4,117 holders of qualified contracts.

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Corporation, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

   ------------------------------------------ ---------------------------------
   Name and Principal                         Positions and Offices with
   Business Address*                          Sammons Securities Corporation
   ------------------------------------------ ---------------------------------
   Steve Palmitier                            President
   One Midland Plaza,
   Sioux Falls, SD 57193-9991

   ------------------------------------------ ---------------------------------
   Jerome S. Rydell                           Chairman

   ------------------------------------------ ---------------------------------
   Michael Masterson                          Vice-Chairman
   525 West Van Buren
   Chicago, IL  60607

   ------------------------------------------ ---------------------------------
   Michael J. Brooks                          Vice-President

   ------------------------------------------ ---------------------------------

   Roger W. Arnold                            Vice-President
   One Midland Plaza,
   Sioux Falls, SD 57193-9991


   ------------------------------------------ ---------------------------------

   Lisa S. Hoyne                              Vice-President
   One Midland Plaza,
   Sioux Falls, SD 57193-9991


   ------------------------------------------ ---------------------------------

   Brandon D. Rydell                          Vice-President


   ------------------------------------------ ---------------------------------

* Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.

Item 29c.Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-64016) during the Registrant's last fiscal year:

---------------------------- -------------------------- ------------------------ --------------------- ---------------------
            (1)                         (2)                       (3)                    (4)                   (5)
                                 Net Underwriting
      Name of Principal            Discounts and           Compensation on            Brokerage               Other
        Underwriter                 Commissions               Redemption             Commissions           Compensation
---------------------------- -------------------------- ------------------------ --------------------- ---------------------

    Sammons Securities              $2,450,274                     0                      0                  $74,551
       Company, LLC

---------------------------- -------------------------- ------------------------ --------------------- ---------------------

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7

Midland National Life and Separate Account C rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 28th day of April 28, 2004.


                                                                     MIDLAND NATIONAL LIFE
                                                                     SEPARATE ACCOUNT C (REGISTRANT)

Attest:  /s/                                                         By: /s/*
        ------------------------------------------------------          --------------------
                                                                         MICHAEL M. MASTERSON
                                                                         Chairman of the Board

                                                                     By:  MIDLAND NATIONAL LIFE
                                                                          INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/                                                         By: /s/ *
        ----------------------------------------------------            ---------------------
                                                                          MICHAEL M. MASTERSON
                                                                          Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 28, 2004.


             Signatures                                         Title                           Date

/s/  *                                         Chairman of the Board of Directors,
--------------------------------               Director, Chief Executive Officer
      MICHAEL M. MASTERSON                     (Principal Executive Officer)


/s/  *                                         Director, Senior Vice President,
--------------------------------               Chief Financial Officer (Principal Financial Officer)
      THOMAS M. MEYER

/s/  *
--------------------------------               Senior Vice President, Director

      JOHN J. CRAIG, II


/s/  *                                         Director, President and Chief Operating Officer
--------------------------------

      STEVEN C. PALMITIER

/s/  *                                         Director, Senior Vice President,
--------------------------------
      DONALD J. IVERSONCorporate Actuary

/s/  *                                         Director, Senior Vice President-Legal
--------------------------------
      STEPHEN P. HORVAT, JR.

/s/  *                                         Director, Chief Executive Officer, President
---------------------------------
      ROBERT W. KORBA  of Sammons



*By:  /s/_________________________             Date: April 28, 2004
                                                     ---------------
            Therese M. Michels
             Attorney-in-Fact
      Pursuant to Power of Attorney

                            Registration No. 33-64016
                         POST EFFECTIVE AMENDMENT NO. 14

----------------------------------------------------------------------------




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
----------------------------------------------------------------------------




                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

                                  EXHIBIT INDEX

---------------------- -----------------------------------------------
Item                   Exhibit
---------------------- -----------------------------------------------

---------------------- -----------------------------------------------

24(b)(9)               (a) Opinion and Consent of Counsel -
                           Stephen P. Horvat Jr
                       (b) Power of Attorney

---------------------- -----------------------------------------------

24(b)(10)              (a) Consent of Sutherland Asbill & Brennan LLP
                       (b) Consent of PricewaterhouseCoopers LLP

---------------------------- ------------------------------------------

April 28, 2004



The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 33-64016 Amendment No. 14) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2. The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3. The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.


Sincerely,



/s/Stephen P. Horvat, Jr.


Stephen P. Horvat, Jr.
Senior Vice President, Secretary and General Counsel

                                POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.


          IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.


SIGNATURE                            DATE                        SIGNATURE                            DATE

/s/                                  1/8/03                      /s/                                  1/7/03
------------------------------------ ------                      ------------------------------------ ------
Michael M. Masterson                                             John J. Craig II



/s/                                  1/703                       /s/                                  1/7/03
------------------------------------ -----                       ------------------------------------ ------
Steven C. Palmitier                                              Donald J. Iverson



/s/                                  1/7/03                      /s/                                  1/7/03
------------------------------------ ----------                  ------------------------------------ ------
Stephen P. Horvat, Jr.                                           Thomas M. Meyer



/s/                                  1/8/03
------------------------------------ ------
Robert W. Korba

                                 April 27, 2004




Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193

                   RE: Variable Annuity and Variable Annuity II Form N-4, File No. 33-64016

Gentlemen:

                   We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable life insurance contracts (File No. 33-64016). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                          Very truly yours,

                                          SUTHERLAND ASBILL & BRENNAN LLP



                                          By:      /s/
                                               --------------------------------
                                                  Frederick R. Bellamy

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 14 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 33-64016) of our report dated March 18, 2004 on our audit of the financial statements of Midland National Life Separate Account C and our report dated March 3, 2004 on our audit of the financial statements of Midland National Life Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference of our firm under the caption "Financial Statements" and "Experts" in such Registration Statement.

                                       /s/

                                        PRICEWATERHOUSECOOPERS LLP

Minneapolis, Minnesota
April 26, 2004